Consolidated Schedule of Investments (unaudited) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities

Cayman Islands(a)(b) — 0.4%
522 Funding CLO Ltd., Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.99%, 04/20/30	USD	500	$496,355
AGL CLO Ltd.
Series 2020-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 6.99%, 07/20/34		1,260	1,223,258
Series 2020-5A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/20/34		1,752	1,722,873
AGL Static CLO Ltd., Series 2022-18A, Class B, (3-mo. CME Term SOFR + 2.00%), 7.33%, 04/21/31		3,210	3,190,422
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.81%), 7.12%, 01/15/30		430	425,599
ALM Ltd., Series 2020-1A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.42%, 10/15/29		373	369,896
AMMC CLO Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.06%, 04/25/31		375	370,087
Anchorage Capital CLO Ltd.
Series 2015-7A, Class A2, (3-mo. CME Term SOFR + 1.35%), 6.72%, 01/28/31		233	231,751
Series 2018-10A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.07%, 10/15/31		250	246,994
Apidos CLO XX, Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 7.12%, 07/16/31		400	394,424
Apidos CLO XXII, Series 2015-7A, Class A2, (3- mo. CME Term SOFR + 1.76%), 7.09%, 04/20/31		500	493,406
Apidos CLO XXIII, Series 2015-23A, Class B1R, (3-mo. CME Term SOFR + 1.86%), 7.17%, 04/15/33		250	245,389
ARES LII CLO Ltd., Series 2019-52A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.06%, 04/22/31		250	244,182
Ares LV CLO Ltd., Series 2020-55A, Class BR, (3-mo. LIBOR US + 1.70%), 7.27%, 07/15/34		2,786	2,730,306
Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, (3-mo. CME Term SOFR + 1.76%), 7.07%, 10/15/30		250	246,250
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.74%, 10/20/34		720	703,517
Atrium XIII, Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.11%, 11/21/30		600	592,313
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/19/31		750	731,268
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 07/19/34		2,425	2,376,500
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 6.64%, 07/18/30		456	452,571
Battalion CLO X Ltd., Series 2016-10A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 7.16%, 01/25/35		1,465	1,425,418

Security	Par (000)		Value

Cayman Islands (continued)
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 7.33%, 04/24/34	USD	712	$694,321
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.75%, 07/15/34		1,848	1,822,808
Benefit Street Partners CLO II Ltd., Series 2013- IIA, Class A2R2, (3-mo. CME Term SOFR + 1.71%), 7.02%, 07/15/29		1,845	1,852,363
Benefit Street Partners CLO III Ltd., Series 2013- IIIA, Class A2R2, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/20/29		667	663,671
Benefit Street Partners CLO Ltd., Series 2015- VIBR, Class A, (3-mo. CME Term SOFR + 1.45%), 6.78%, 07/20/34		250	248,392
Benefit Street Partners CLO XIX Ltd., Series 2019- 19A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.57%, 01/15/33		250	248,715
Birch Grove CLO Ltd., Series 19A, Class BR, (3- mo. LIBOR US + 1.75%), 7.30%, 06/15/31		500	494,807
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.21%, 10/22/30		500	491,543
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/20/30		465	452,024
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. LIBOR US + 1.50%), 7.07%, 07/15/31		1,495	1,474,482
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/20/31		250	249,027
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.36%, 07/25/34		625	618,451
Canyon Capital CLO Ltd.
Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.47%, 07/15/31		250	242,539
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.67%, 04/15/32		250	246,729
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.27%, 04/15/32		300	295,563
Canyon CLO Ltd., Series 2020-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.27%, 01/15/34		250	247,492
Catskill Park CLO Ltd., Series 2017-1A, Class A1B, (3-mo. CME Term SOFR + 1.61%), 6.94%, 04/20/29		892	895,860
CBAM Ltd.
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/20/31		250	247,395
Series 2019-9A, Class B2, (3-mo. CME Term SOFR + 2.16%), 7.47%, 02/12/30		450	446,798
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3-mo. CME Term SOFR + 1.24%), 6.57%, 04/20/31		1,050	1,043,355
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.67%, 07/17/31		250	248,217
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3-mo. LIBOR US + 1.35%), 6.81%, 05/29/32		250	245,781

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Cayman Islands (continued)
CIFC Funding Ltd.
Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 7.22%, 04/27/31	USD	450	$442,492
Series 2014-5A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.77%, 10/17/31		250	249,375
Series 2015-3A, Class BR, (3-mo. CME Term SOFR + 1.41%), 6.73%, 04/19/29		712	699,029
Series 2018-2A, Class A2, (3-mo. LIBOR US + 1.60%), 7.19%, 04/20/31		250	247,142
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/15/36		2,475	2,444,320
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.15%, 07/15/33		250	246,445
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.27%, 10/15/30		250	245,654
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.17%, 07/18/30		250	245,550
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.71%), 7.04%, 10/20/33		500	499,372
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.74%, 04/20/34		650	645,253
Series 2019-2A, Class BR, (3-mo. LIBOR US + 1.65%), 7.24%, 04/20/34		975	967,785
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3-mo. CME Term SOFR + 1.50%), 6.81%, 04/15/33		300	299,043
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 6.54%, 10/15/30		567	562,016
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.67%, 07/15/31		250	248,905
Generate CLO Ltd., Series 2016-1A, Class BR, (3-mo. LIBOR US + 1.75%), 7.34%, 10/20/29		2,025	2,012,314
GoldenTree Loan Management U.S. CLO Ltd., Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/20/30		250	246,019
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.23%, 10/29/29		500	497,884
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 6.64%, 01/18/31		232	231,470
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.90%, 04/15/33		500	493,620
Gulf Stream Meridian Ltd.
Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.42%, 07/15/34		500	492,500
Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.37%, 07/15/34		350	348,624
HPS Loan Management Ltd., Series 6A-2015, Class A1R, (3-mo. LIBOR US + 1.00%), 6.63%, 02/05/31		466	462,608

Security	Par (000)		Value

Cayman Islands (continued)
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 2.41%), 7.74%, 04/20/32	USD	442	$437,376
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.60%), 6.91%, 04/15/33		250	250,748
KKR CLO Ltd., Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.65%, 04/15/34		500	492,612
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3-mo. CME Term SOFR + 2.01%), 7.32%, 04/15/29		298	298,075
Madison Park Funding XLI Ltd., Series 12A, Class BR, (3-mo. CME Term SOFR + 1.61%), 6.96%, 04/22/27		695	690,711
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.26%, 04/25/29		712	701,320
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, (3-mo. LIBOR US + 1.20%), 6.83%, 07/29/30		452	450,719
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.31%, 01/23/31		250	245,931
Mariner CLO LLC, Series 2016-3A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.11%, 07/23/29		500	496,045
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/20/30		250	245,675
Neuberger Berman CLO XIV Ltd., Series 2012- 14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.66%, 01/28/30		229	228,112
Neuberger Berman CLO XX Ltd., Series 20A, Class BRR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/15/34		250	245,800
Neuberger Berman CLO XXII Ltd., Series 2016- 22A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 10/17/30		250	248,400
Neuberger Berman Loan Advisers CLO Ltd.
Series 2020-37A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.04%, 07/20/31		333	329,304
Series 2021- 46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 01/20/36		250	247,150
OCP CLO Ltd.
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 7.01%, 04/26/31		450	441,781
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/20/29		250	246,182
Series 2016-11A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.36%, 10/26/30		500	493,445
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/20/34		500	495,196
Octagon Investment Partners Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.44%), 6.79%, 01/24/33		250	246,922
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 7.19%, 07/25/30		250	244,768
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/15/36		800	779,600

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Cayman Islands (continued)
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.93%, 07/19/30	USD	487	$487,793
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 6.71%, 01/25/31		300	295,433
OHA Credit Funding Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/02/35		937	927,728
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.62%, 02/24/37		250	246,750
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.30%, 10/25/34		250	247,866
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. LIBOR US + 1.04%), 6.43%, 05/23/31		500	496,466
Series 2016-1A, Class B1R, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/20/33		250	247,500
Palmer Square CLO Ltd.
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 7.07%, 10/17/31		250	247,500
Series 2015-1A, Class A2R4, (3-mo. LIBOR US + 1.70%), 7.08%, 05/21/34		500	489,902
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.60%, 04/18/31		236	234,999
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3-mo. LIBOR US + 1.20%), 6.59%, 08/23/31		500	497,750
Series 2016-1A, Class A2R, (3-mo. LIBOR US + 1.55%), 6.87%, 02/14/34		500	485,687
Series 2019-1A, Class A2A, (3-mo. LIBOR US + 2.00%), 7.32%, 05/15/32		250	244,117
Pikes Peak CLO
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.79%, 07/24/31		555	551,590
Series 2021-11A, Class A1, (3-mo. CME Term SOFR + 1.95%), 7.30%, 07/25/34		1,000	1,010,630
Series 2021-8A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/20/34		600	595,649
Rad CLO Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.12%, 04/15/32		250	247,448
Series 2020-7A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.77%, 04/17/33		250	247,957
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. LIBOR US + 1.40%), 6.99%, 04/20/34		250	243,257
Regatta VII Funding Ltd., Series 2016-1A, Class A1R2, (3-mo. LIBOR US + 1.15%), 6.66%, 06/20/34		450	446,668
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.02%, 01/15/34		350	342,740
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo. CME Term SOFR + 1.91%), 7.24%, 04/20/34		500	488,569
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.07%, 10/15/29		500	494,168

Security	Par (000)		Value

Cayman Islands (continued)
Rockford Tower CLO Ltd. (continued)
Series 2018-1A, Class A, (3-mo. LIBOR US + 1.10%), 6.48%, 05/20/31	USD	250	$247,826
Romark CLO II Ltd., Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.79%, 07/25/31		250	248,630
Signal Peak CLO Ltd.
Series 2018-5A, Class A, (3-mo. CME Term SOFR + 1.37%), 6.72%, 04/25/31		284	282,426
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.86%, 04/20/33		250	248,419
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 04/20/33		300	295,947
Sixth Street CLO XVI Ltd.
Series 2020-16A, Class A1A, (3-mo. CME Term SOFR + 1.58%), 6.91%, 10/20/32		948	946,104
Series 2020-16A, Class B, (3-mo. CME Term SOFR + 2.11%), 7.44%, 10/20/32		710	706,662
Sound Point CLO XV Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.11%, 01/23/29		250	248,499
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.72%, 10/15/31		250	248,507
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.69%, 01/15/34		500	494,505
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.07%, 01/15/34		500	490,721
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/15/34		700	685,233
Trestles CLO III Ltd., Series 2020-3A, Class A1, (3-mo. LIBOR US + 1.33%), 6.92%, 01/20/33		2,489	2,475,983
Trimaran CAVU Ltd., Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.79%, 07/20/32		500	494,099
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.61%, 01/25/34		473	464,354
Series 2020-14A, Class C, (3-mo. CME Term SOFR + 3.26%), 8.61%, 01/25/34		1,023	1,017,725
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 6.72%, 10/18/31		249	247,690
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/20/34		250	248,862
Series 2017-4A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.02%, 10/15/30		250	244,384
Series 2018-3A, Class A1A, (3-mo. CME Term SOFR + 1.41%), 6.72%, 10/15/31		250	249,140
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 6.83%, 10/24/34		1,390	1,375,203
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.36%, 10/24/34		726	707,573

			76,253,063

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Ireland(a) — 0.0%
Avoca CLO XV DAC, Series 15X, Class B2R, (3- mo. EURIBOR + 1.05%), 4.71%, 04/15/31(c)	EUR	134	$141,457
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 5.26%, 04/15/33(c)		593	634,886
Harvest CLO XVIII DAC, Series 18X, Class B, (3- mo. EURIBOR + 1.20%), 4.86%, 10/15/30		662	704,904
Holland Park CLO DAC, Series 1X, Class A1RR, (3-mo. EURIBOR + 0.92%), 4.24%, 11/14/32(c)		390	420,134
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 5.55%, 01/21/35(b)		590	625,397
OAK Hill European Credit Partners VI DAC, Series 2017-6X, Class B1, (3-mo. EURIBOR + 1.20%), 4.91%, 01/20/32(c)		456	486,384
OCP Euro CLO DAC, Series 2017-2X, Class B, (3-mo. EURIBOR + 1.35%), 5.01%, 01/15/32(c)		456	489,328
Prodigy Finance DAC(b)
Series 2021-1A, Class B, (1-mo. Term SOFR + 2.61%), 7.91%, 07/25/51	USD	803	795,418
Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 9.16%, 07/25/51		465	462,122
Series 2021-1A, Class D, (1-mo. Term SOFR + 6.01%), 11.31%, 07/25/51		713	706,812
Rockford Tower Europe CLO DAC, Series 2018-1X, Class B, (3-mo. EURIBOR + 1.85%), 5.40%, 12/20/31(c)	EUR	343	371,372

			5,838,214

United States — 0.7%
AccessLex Institute, Series 2007-A, Class A3, (3- mo. LIBOR US + 0.30%), 5.70%, 05/25/36(a)	USD	1,674	1,623,590
AIMCO CLO, Series 2018-AA, Class B, (3-mo. CME Term SOFR + 1.66%), 6.97%, 04/17/31(a)(b)		466	458,808
Anchorage Capital CLO Ltd., Series 2014-3RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.68%, 01/28/31(a)(b)		213	211,505
Apidos CLO XII, Series 2013-12A, Class AR, (3- mo. CME Term SOFR + 1.34%), 6.65%, 04/15/31(a)(b)		548	544,963
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 6.60%, 04/20/31(a)(b)		1,764	1,756,392
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(b)		730	683,417
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.12%, 04/15/30(a)(b)		1,143	1,131,077
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.32%, 07/16/30		250	247,390
Series 2017-3A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/20/30		637	629,120
Clear Creek CLO, Series 2015-1A, Class AR, (3- mo. CME Term SOFR + 1.46%), 6.79%, 10/20/30(a)(b)		223	222,291
College Ave Student Loans LLC, Series 2021-B, Class D, 3.78%, 06/25/52(b)		230	194,164

Security	Par (000)		Value

United States (continued)
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.97%, 04/17/30(a)(b)	USD	1,148	$1,127,896
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		5,520	4,211,471
Gracie Point International Funding(a)(b)
Series 2021-1A, Class B, (1-mo. LIBOR US + 1.40%), 6.61%, 11/01/23		1,240	1,239,774
Series 2021-1A, Class C, (1-mo. LIBOR US + 2.40%), 7.61%, 11/01/23		1,640	1,639,655
Gulf Stream Meridian Ltd., Series 2020-IA, Class A1, (3-mo. CME Term SOFR + 1.63%), 6.94%, 04/15/33(a)(b)		5,718	5,641,801
Lendmark Funding Trust, Series 2021-2A, Class D, 4.46%, 04/20/32(b)		2,210	1,677,267
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.08%, 04/19/30(a)(b)		900	892,344
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 2.19%, 08/21/34(b)		5,860	5,649,427
Navient Private Education Refi Loan Trust(b)
Series 2021-DA, Class A, (Prime - 1.99%), 6.26%, 04/15/60(a)		10,215	9,505,727
Series 2021-DA, Class B, 2.61%, 04/15/60		2,900	2,593,855
Series 2021-DA, Class C, 3.48%, 04/15/60		7,450	6,550,878
Series 2021-DA, Class D, 4.00%, 04/15/60		2,370	2,124,201
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		6,030	5,057,530
Series 2021-BA, Class C, 3.57%, 04/20/62		6,450	5,287,509
Series 2021-CA, Class C, 3.36%, 04/20/62		850	689,037
Oportun Issuance Trust(b)
Series 2021-B, Class A, 1.47%, 05/08/31		7,060	6,392,742
Series 2021-B, Class B, 1.96%, 05/08/31		1,340	1,206,811
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(b)		4,515	4,339,722
Park Avenue Institutional Advisers CLO Ltd.,
Series 2016-1A, Class A2R, (3-mo. LIBOR US + 1.80%), 7.19%, 08/23/31(a)(b)		611	602,940
Progress Residential, Series 2021-SFR3, Class F, 3.44%, 05/17/26(b)		2,736	2,397,986
Regional Management Issuance Trust,
Series 2021-3, Class A, 3.88%, 10/17/33(b)(d)		27,070	23,450,741
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. Term SOFR + 4.86%), 10.09%, 10/15/41(a)(b)		12,335	12,887,785
SMB Private Education Loan Trust(b)
Series 2021-A, Class C, 2.99%, 01/15/53		12,050	10,280,716
Series 2021-C, Class B, 2.30%, 01/15/53		1,490	1,334,535
Series 2021-C, Class C, 3.00%, 01/15/53		1,240	1,078,291
Series 2021-C, Class D, 3.93%, 01/15/53		590	542,411
York CLO Ltd., Series 2014-1A, Class BRR, (3-mo. CME Term SOFR + 1.91%), 7.26%, 10/22/29(a)(b)		466	465,371

			126,571,140

Total Asset-Backed Securities — 1.1% (Cost: $223,019,978)			208,662,417

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
MercadoLibre, Inc.(e)	1,077	$1,333,380

Australia — 0.4%
AGL Energy Ltd.	310,612	2,545,630
Aurizon Holdings Ltd.	370,058	948,390
BHP Group Ltd., Class DI	273,096	8,499,257
CSL Ltd.	10,078	1,815,211
Endeavour Group Ltd.	432,597	1,768,170
Glencore PLC	8,713,785	52,992,305
Medibank Pvt Ltd.	840,665	1,984,731
Metcash Ltd.	454,821	1,101,365
Origin Energy Ltd.	411,260	2,341,316
Qantas Airways Ltd.(e)	322,084	1,415,163
Quintis HoldCo. Pty. Ltd.(d)(f)	43,735,802	294
South32 Ltd.	733,333	1,931,009

		77,342,841

Belgium — 0.0%
KBC Group NV	72,359	5,446,085
UCB SA	7,237	640,816

		6,086,901

Brazil — 0.1%
Ambev SA	2,822,947	8,871,053
Cielo SA	2,907,536	2,902,156
Embraer SA(e)	699,818	2,739,335
Engie Brasil Energia SA	52,596	489,839
Lojas Renner SA	358,923	1,423,168
Petroreconcavo S/A	193,617	941,318
Telefonica Brasil SA	254,814	2,269,145
Transmissora Alianca de Energia Eletrica SA	191,573	1,458,446

		21,094,460

Canada — 1.3%
Barrick Gold Corp.	348,361	6,018,021
Brookfield Corp.	74,857	2,613,027
Cameco Corp.(g)	739,244	25,991,819
Canadian National Railway Co.	71,216	8,632,439
Enbridge, Inc.	3,288,322	120,894,741
George Weston Ltd.	10,214	1,176,200
Loblaw Cos. Ltd.	13,606	1,207,221
Lululemon Athletica, Inc.(e)	7,323	2,771,975
Metro, Inc.	47,448	2,553,661
Pembina Pipeline Corp.	161,877	5,125,215
Rogers Communications, Inc., Class B	109,637	4,800,698
Royal Bank of Canada	79,567	7,888,214
Shopify, Inc., Class A(e)	25,277	1,707,561
Suncor Energy, Inc.	1,155,762	36,163,303
TC Energy Corp.	23,407	838,900
Teck Resources Ltd., Class B	201,733	8,962,997
TELUS Corp.	275,323	4,902,426

		242,248,418

Cayman Islands — 0.0%
Crown PropTech Acquisitions, Class A(e)	108,245	1,118,171

China — 1.5%
Agricultural Bank of China Ltd., Class H	3,627,000	1,319,303
Aier Eye Hospital Group Co. Ltd., Class A	1,062,852	2,998,880
Alibaba Group Holding Ltd.(e)	957,200	12,232,420
Alibaba Group Holding Ltd., ADR(e)	228,264	23,319,450
Amoy Diagnostics Co. Ltd., Class A	1,088,430	3,678,915

Security	Shares	Value

China (continued)
Anhui Gujing Distillery Co. Ltd., Class B	14,700	$274,802
Baidu, Inc., Class A(e)	348,100	6,805,629
Bank of Chengdu Co. Ltd., Class A	2,440,600	4,836,843
BOC Hong Kong Holdings Ltd.	183,000	558,524
BYD Co. Ltd., Class H	1,040,500	37,060,549
BYD Electronic International Co. Ltd.	29,000	111,956
China Construction Bank Corp., Class H	10,683,000	6,226,677
China Merchants Bank Co. Ltd., Class H	404,000	2,008,983
China Tower Corp. Ltd., Class H(b)	9,298,000	1,051,032
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	211,500	434,386
Dongfang Electric Corp. Ltd., Class A	334,600	901,856
Foshan Haitian Flavouring & Food Co. Ltd., Class A	579,156	3,761,033
Glodon Co. Ltd., Class A	777,882	3,520,943
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,167,100	6,337,303
Guangzhou Baiyun International Airport Co. Ltd., Class A(e)	1,907,871	3,846,741
Haidilao International Holding Ltd.(b)	1,213,000	3,426,074
Hangzhou Robam Appliances Co. Ltd., Class A	2,278,133	9,312,153
Hundsun Technologies, Inc., Class A	588,488	3,392,057
Hygeia Healthcare Holdings Co. Ltd.(b)(g)	435,400	2,830,552
Industrial & Commercial Bank of China Ltd., Class H	10,962,000	5,353,046
JA Solar Technology Co. Ltd., Class A	113,300	527,701
JD Health International, Inc.(b)(e)	951,350	6,954,648
JD.com, Inc., Class A	98,997	2,049,592
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	527,200	3,293,537
Kindstar Globalgene Technology, Inc.(b)(e)	7,490,500	1,642,380
Kingsoft Corp. Ltd.	527,400	2,270,014
Kweichow Moutai Co. Ltd., Class A	20,900	5,516,016
Lenovo Group Ltd.	1,030,000	1,185,724
Li Auto, Inc., Class A(e)	107,000	2,296,971
LONGi Green Energy Technology Co. Ltd., Class A	1,988,800	8,332,973
Meituan, Class B(b)(e)	439,370	8,387,624
Microport Cardioflow Medtech Corp.(b)(e)(g)	10,261,000	2,972,653
Ningbo Deye Technology Co. Ltd., Class A	254,640	4,467,781
Nongfu Spring Co. Ltd., Class H(b)	152,600	889,724
NXP Semiconductors NV	21,314	4,752,596
PetroChina Co. Ltd., Class H	3,080,000	2,258,368
Pharmaron Beijing Co. Ltd., Class H(b)	181,725	475,895
Ping An Insurance Group Co. of China Ltd., Class A	450,100	3,325,384
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	336,500	888,025
Shanghai Jinjiang International Hotels Co. Ltd., Class A	403,200	2,812,942
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	43,800	1,466,400
StarPower Semiconductor Ltd., Class A	114,900	3,525,618
Tencent Holdings Ltd.	963,900	44,301,924
Trina Solar Co. Ltd., Class A	701,172	3,700,408
Trip.com Group Ltd.(e)	64,950	2,652,740
Want Want China Holdings Ltd.	590,000	411,450
Wilmar International Ltd.	427,700	1,242,782
Wuliangye Yibin Co. Ltd., Class A	184,900	4,696,294
Yonyou Network Technology Co. Ltd., Class A	1,627,409	4,302,541
Yum China Holdings, Inc.	10,783	657,979

		277,858,791

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark — 0.2%
AP Moller - Maersk A/S, Class B	1,588	$3,262,080
Novo Nordisk A/S, Class B	245,921	39,655,300
Novozymes A/S, B Shares	43,309	2,172,089

		45,089,469

Finland — 0.0%
Elisa OYJ	40,468	2,111,030
Kesko OYJ, B Shares	41,221	824,778
Kone OYJ, Class B	76,159	3,906,408

		6,842,216

France — 3.1%
Accor SA	439,284	16,575,077
BNP Paribas SA	1,627,402	107,323,578
Bollore SE	182,642	1,154,794
Carrefour SA	75,656	1,512,449
Cie de Saint-Gobain	1,189,313	80,434,846
Dassault Systemes SE	119,594	5,111,285
EssilorLuxottica SA	264,717	53,254,492
Hermes International	6,048	13,385,825
Kering SA	93,873	53,898,621
La Francaise des Jeux SAEM(b)	82,581	3,152,725
L’Oreal SA	26,670	12,404,468
LVMH Moet Hennessy Louis Vuitton SE	100,501	93,342,065
Remy Cointreau SA	4,365	749,288
Sanofi	393,303	41,959,342
Schneider Electric SE	16,952	3,023,763
SCOR SE	41,985	1,254,741
Societe Generale SA	126,592	3,442,889
Teleperformance	5,028	729,255
TotalEnergies SE	410,675	24,951,178
Vinci SA	418,019	49,095,239

		566,755,920

Germany — 2.2%
BASF SE	22,624	1,212,895
Bayer AG, Registered Shares	748,054	43,748,759
Bayerische Motoren Werke AG	88,598	10,804,524
Brenntag SE	14,802	1,148,407
Carl Zeiss Meditec AG	7,286	844,307
Commerzbank AG	1,367,939	16,362,572
Continental AG, Class A	37,765	3,015,144
Fresenius SE & Co. KGaA	66,598	2,089,988
LANXESS AG	53,061	1,789,545
Mercedes-Benz Group AG, Registered Shares	885,053	70,682,913
Merck KGaA	42,657	7,495,899
SAP SE	784,774	107,052,243
SAP SE, ADR(g)	64,922	8,852,115
Scout24 SE(b)	17,401	1,150,305
Siemens AG, Registered Shares	603,441	102,851,780
Symrise AG	77,372	8,451,478
Telefonica Deutschland Holding AG	673,933	1,815,831
United Internet AG, Registered Shares	109,447	1,638,539
Zalando SE(b)(e)	134,376	4,639,290

		395,646,534

Hong Kong — 0.3%
AIA Group Ltd.	4,304,800	43,068,386
ASMPT Ltd.	126,900	1,237,794
CK Asset Holdings Ltd.	362,000	2,096,368
Hang Seng Bank Ltd.	87,700	1,340,543
Hongkong Land Holdings Ltd.	197,900	705,259
MTR Corp. Ltd.	276,500	1,274,195

Security	Shares	Value

Hong Kong (continued)
Orient Overseas International Ltd.	164,000	$2,740,475
SITC International Holdings Co. Ltd.	645,000	1,413,295
WH Group Ltd.(b)	1,893,000	1,033,181

		54,909,496

India — 0.1%
Bajaj Auto Ltd.	36,280	2,177,771
Eicher Motors Ltd.	24,006	983,263
HCL Technologies Ltd.	109,875	1,493,418
Indian Oil Corp. Ltd.	577,611	658,810
Infosys Ltd.	53,793	890,334
Kotak Mahindra Bank Ltd.	71,208	1,609,237
Tata Consultancy Services Ltd.	22,342	930,745
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $8,580,000)(d)(h)	5,720	4,349,827
Vedanta Ltd.	231,418	778,773

		13,872,178

Indonesia — 0.0%
Bank Central Asia Tbk PT	4,671,400	2,829,146

Ireland — 0.2%
Allegion PLC	64,250	7,508,255
Experian PLC	79,053	3,055,048
Kingspan Group PLC	96,492	7,744,788
Seagate Technology Holdings PLC	117,156	7,439,406
Trane Technologies PLC	9,712	1,936,961

		27,684,458

Israel — 0.3%
Nice Ltd., ADR(e)(g)	231,935	50,527,040

Italy — 0.5%
Enel SpA	415,051	2,861,858
Ferrari NV	64,820	20,780,427
FinecoBank Banca Fineco SpA	129,909	2,017,128
Intesa Sanpaolo SpA	14,163,211	40,955,294
Snam SpA	448,635	2,358,368
UniCredit SpA	712,835	18,049,158

		87,022,233

Japan — 3.8%
AGC, Inc.	9,200	332,429
Alfresa Holdings Corp.	64,100	1,022,249
Aozora Bank Ltd.	96,300	1,980,475
Astellas Pharma, Inc.	384,850	5,627,410
BayCurrent Consulting, Inc.	159,500	5,151,009
Capcom Co. Ltd.	900	40,470
Coca-Cola Bottlers Japan Holdings, Inc.	60,100	692,129
CyberAgent, Inc.	261,300	1,651,873
East Japan Railway Co.	12,400	702,015
FANUC Corp.	2,281,600	69,799,665
Heiwa Corp.	22,400	379,428
Honda Motor Co. Ltd.	1,161,800	37,039,796
Hoya Corp.	326,550	38,029,791
Ibiden Co. Ltd.	10,200	619,949
Ito En Ltd.	34,000	970,426
Japan Airlines Co. Ltd.	2,723,300	58,961,123
Japan Post Bank Co. Ltd.	456,300	3,796,207
Jeol Ltd.	28,900	991,268
Kamigumi Co. Ltd.	33,900	786,355
Kawasaki Heavy Industries Ltd.	87,800	2,239,183
Kawasaki Kisen Kaisha Ltd.	201,300	6,070,126
Kewpie Corp.	41,200	667,580
Keyence Corp.	173,229	77,735,120

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kose Corp.	210,300	$20,593,879
Lixil Corp.	198,800	2,540,629
Mani, Inc.	22,700	291,911
Mazda Motor Corp.	450,800	4,472,157
Medipal Holdings Corp.	52,800	905,338
MEIJI Holdings Co. Ltd.	44,600	1,030,434
Mitsubishi Heavy Industries Ltd.	76,000	3,605,746
Mitsubishi Motors Corp.	828,200	3,344,707
Mitsubishi UFJ Financial Group, Inc.	11,049,200	88,970,898
Mitsui & Co. Ltd.	814,100	31,774,386
Mitsui OSK Lines Ltd.	91,900	2,375,781
Money Forward, Inc.(e)	26,200	1,133,313
Nihon M&A Center Holdings, Inc.	137,100	785,149
Nintendo Co. Ltd.	174,500	7,893,462
Nippon Yusen KK	305,700	7,436,507
Nitto Denko Corp.	14,900	1,059,554
Nomura Research Institute Ltd.	236,700	6,725,811
Oracle Corp. Japan	5,100	357,503
Rakus Co. Ltd.	165,400	2,807,740
Santen Pharmaceutical Co. Ltd.	96,500	843,249
Sega Sammy Holdings, Inc.	149,100	3,260,015
SG Holdings Co. Ltd.	73,300	1,069,704
Shin-Etsu Chemical Co. Ltd.	90,600	2,984,803
Shiseido Co. Ltd.	70,300	3,082,238
Skylark Holdings Co. Ltd.(e)	72,800	941,994
SMC Corp.	87,500	45,724,259
SoftBank Corp.	118,800	1,319,214
Stanley Electric Co. Ltd.	49,900	922,117
Suzuken Co. Ltd.	21,900	639,429
Sysmex Corp.	702,500	47,569,860
Takeda Pharmaceutical Co. Ltd.	173,200	5,295,562
Terumo Corp.	147,200	4,820,663
Tokyo Electron Ltd.	52,300	7,849,546
TOTO Ltd.	33,700	1,036,009
Toyota Motor Corp.	3,032,400	50,986,011
ZOZO, Inc.	237,400	4,634,527

		686,370,181

Jordan — 0.0%
Hikma Pharmaceuticals PLC	32,117	862,497

Mexico — 0.1%
Fomento Economico Mexicano SAB de CV	204,668	2,319,612
Grupo Aeroportuario del Sureste SAB de CV, Class B	66,629	1,884,632
Grupo Financiero Banorte SAB de CV, Class O	285,667	2,707,567
Wal-Mart de Mexico SAB de CV	2,278,904	9,487,154

		16,398,965

Netherlands — 2.5%
ABN AMRO Bank NV(b)	300,004	5,101,029
Adyen NV(b)(e)	20,230	37,547,176
Argenx SE(e)	1,448	729,270
ASML Holding NV	190,314	136,315,976
ING Groep NV, Series N	8,194,283	119,609,184
Koninklijke Vopak NV	124,541	4,695,421
Shell PLC	3,511,025	108,002,190
Shell PLC, ADR	654,390	40,330,056

		452,330,302

Security	Shares	Value

Norway — 0.1%
Equinor ASA	369,976	$11,317,001

Peru — 0.0%
Credicorp Ltd.	8,839	1,388,165
Southern Copper Corp.	37,589	3,286,782

		4,674,947

Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	12,811	986,919
Saudi Arabian Oil Co.(b)	71,956	621,828
Saudi Telecom Co.	193,135	2,183,904

		3,792,651

Singapore — 0.1%
DBS Group Holdings Ltd.	32,600	840,983
Genting Singapore Ltd.	2,460,700	1,740,516
Keppel Corp. Ltd.	283,500	1,574,342
NetLink NBN Trust	516,200	333,901
Oversea-Chinese Banking Corp. Ltd.	120,000	1,200,930
Seatrium Ltd.(e)	11,269,174	1,194,367
Singapore Airlines Ltd.	287,200	1,626,995
Singapore Technologies Engineering Ltd.	513,100	1,440,530
Singapore Telecommunications Ltd.	1,020,600	2,047,390

		11,999,954

South Africa — 0.0%
Anglo American Platinum Ltd.	22,358	1,117,434
Anglo American PLC	78,727	2,420,995
Capitec Bank Holdings Ltd.	21,241	2,130,080
Kumba Iron Ore Ltd.	79,506	2,180,935

		7,849,444

South Korea — 0.4%
Amorepacific Corp.	139,115	12,287,555
Celltrion Healthcare Co. Ltd.	25,300	1,307,040
DB Insurance Co. Ltd.	12,628	746,698
Fila Holdings Corp.	20,577	640,064
GS Engineering & Construction Corp.	66,668	764,827
Hana Financial Group, Inc.	27,771	855,777
Hyundai Infracore Co. Ltd.	607,169	5,872,533
Hyundai Marine & Fire Insurance Co. Ltd.	37,803	848,746
KB Financial Group, Inc.	107,979	4,324,710
Korea Shipbuilding & Offshore Engineering Co. Ltd.(e)	8,588	831,294
NCSoft Corp.	27,295	5,921,545
Samsung Electronics Co. Ltd.	153,718	8,416,464
Samsung Fire & Marine Insurance Co. Ltd.	22,879	4,373,242
SK Hynix, Inc.	349,941	33,890,025
SK Telecom Co. Ltd.	6,079	219,823

		81,300,343

Spain — 0.5%
Aena SME SA(b)	8,693	1,388,204
Cellnex Telecom SA(b)	2,252,351	91,983,939
Endesa SA	45,024	964,992
Industria de Diseno Textil SA	102,014	3,904,873

		98,242,008

Sweden — 0.2%
Assa Abloy AB, Class B	505,383	12,150,864
Atlas Copco AB, A Shares	67,871	964,168
Epiroc AB, Class A	41,351	825,599
Getinge AB, B Shares	23,950	446,261

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Hexagon AB, B Shares	603,022	$5,846,785
Industrivarden AB, A Shares	44,476	1,262,983
Investor AB, B Shares	74,807	1,527,857
Nibe Industrier AB, B Shares	497,192	4,478,587
Telefonaktiebolaget LM Ericsson, B Shares	1,024,453	5,153,484
Telia Co. AB	2,659,604	5,715,439

		38,372,027

Switzerland — 2.1%
Alcon, Inc.	843,753	71,796,309
Barry Callebaut AG, Registered Shares	660	1,237,500
Clariant AG, Registered Shares	249,391	4,086,565
Coca-Cola HBC AG, Class DI	105,520	3,104,707
Flughafen Zurich AG, Registered Shares	5,386	1,140,201
Geberit AG, Registered Shares	2,816	1,598,086
Givaudan SA, Registered Shares	187	631,213
Kuehne and Nagel International AG, Registered Shares	18,564	5,808,600
Lonza Group AG, Registered Shares	33,904	19,699,441
Nestle SA, Registered Shares	1,348,596	165,228,805
Novartis AG, Registered Shares	152,919	16,010,181
Roche Holding AG	101,523	31,477,342
STMicroelectronics NV	209,871	11,225,235
Swisscom AG, Registered Shares	2,570	1,652,653
TE Connectivity Ltd.	360,773	51,767,318
VAT Group AG(b)	3,142	1,335,497

		387,799,653

Taiwan — 0.5%
Chunghwa Telecom Co. Ltd.	868,000	3,202,014
Far EasTone Telecommunications Co. Ltd.	527,000	1,189,894
MediaTek, Inc.	79,000	1,738,388
Oneness Biotech Co. Ltd.	71,841	444,494
Quanta Computer, Inc.	205,000	1,559,611
Taiwan Mobile Co. Ltd.	379,000	1,138,831
Taiwan Semiconductor Manufacturing Co. Ltd.	3,902,000	70,460,751
Wiwynn Corp.	45,000	2,555,510

		82,289,493

United Arab Emirates(d) — 0.0%
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost: $0)(h)	1,518,232	15
NMC Health PLC(e)	1,077,976	14

		29

United Kingdom — 2.4%
AstraZeneca PLC	380,651	54,690,488
AstraZeneca PLC, ADR	302,382	21,680,789
Auto Trader Group PLC(b)	753,500	6,249,205
BAE Systems PLC	5,135,202	61,412,109
Barclays PLC	15,565,995	30,887,776
BP PLC	726,231	4,505,862
British American Tobacco PLC	87,851	2,954,262
Burberry Group PLC	118,934	3,394,999
CNH Industrial NV	368,119	5,316,734
Compass Group PLC	1,373,523	35,735,811
Direct Line Insurance Group PLC	696,402	1,344,789
Dowlais Group PLC(e)	326,239	514,765
Ferguson PLC	17,074	2,745,847
Genius Sports Ltd.(e)	635,957	4,985,903
GSK PLC	177,484	3,159,420
Kingfisher PLC	497,779	1,569,681
Legal & General Group PLC	407,169	1,220,230

Security	Shares	Value

United Kingdom (continued)
Lloyds Banking Group PLC	11,188,267	$6,463,990
London Stock Exchange Group PLC	103,633	11,254,000
National Grid PLC	55,939	741,461
NatWest Group PLC	1,240,131	3,892,818
Pearson PLC	191,024	2,113,022
RELX PLC	1,109,923	37,356,353
Salt Pay Co. Ltd., Series C, (Acquired 11/16/21, Cost: $10,172,087)(d)(h)	5,237	3,618,715
Spirax-Sarco Engineering PLC	125,739	17,958,011
Standard Chartered PLC	110,893	1,065,188
Unilever PLC	1,933,851	103,911,413

		430,743,641

United States — 35.4%
3M Co.	88,548	9,873,102
Abbott Laboratories(i)	777,348	86,542,153
AbbVie, Inc.(i)	173,682	25,979,354
Activision Blizzard, Inc.(e)	109,109	10,120,951
Adobe, Inc.(e)	28,019	15,303,137
Advance Auto Parts, Inc.	63,048	4,690,141
Advanced Micro Devices, Inc.(e)	319,782	36,583,061
Air Products and Chemicals, Inc.	231,850	70,790,760
Akamai Technologies, Inc.(e)	6,604	624,078
Albemarle Corp.(g)	196,423	41,696,674
Allstate Corp.	68,047	7,667,536
Alphabet, Inc., Class C(e)(i)	2,298,434	305,944,550
Amazon.com, Inc.(e)(i)	1,597,981	213,618,100
American Airlines Group, Inc.(e)	62,195	1,041,766
American International Group, Inc.	63,312	3,816,447
American Tower Corp.	308,808	58,769,250
AmerisourceBergen Corp.	31,931	5,967,904
Amgen, Inc.	13,690	3,205,513
ANSYS, Inc.(e)	79,101	27,060,452
Aon PLC, Class A	8,188	2,607,878
APA Corp.	35,677	1,444,562
Apple, Inc.(i)	1,889,337	371,160,254
Applied Materials, Inc.	277,114	42,007,711
Aptiv PLC(e)	369,957	40,506,592
Archer-Daniels-Midland Co.	718,572	61,049,877
Assurant, Inc.	22,375	3,009,661
Astra Space, Inc.	748,566	306,912
AT&T, Inc.	183,100	2,658,612
Atlas Energy Solutions, Inc., Class A	73,517	1,451,961
Atlassian Corp., Class A(e)	34,927	6,354,618
Autodesk, Inc.(e)	43,603	9,243,400
Automatic Data Processing, Inc.	9,082	2,245,615
AutoZone, Inc.(e)	2,601	6,454,954
Ball Corp.	23,107	1,356,150
Berkshire Hathaway, Inc., Class B(e)	24,626	8,667,367
Booking Holdings, Inc.(e)	7,932	23,564,386
Boston Scientific Corp.(e)	1,844,780	95,651,843
Bunge Ltd.	401,142	43,592,101
Cadence Design Systems, Inc.(e)	152,784	35,752,984
California Resources Corp.	96,554	5,151,156
Campbell Soup Co.	13,044	597,676
Cardinal Health, Inc.	13,593	1,243,352
CF Industries Holdings, Inc.	563,009	46,211,779
Charter Communications, Inc., Class A(e)	86,854	35,192,372
Chesapeake Energy Corp.	38,696	3,263,621
Chevron Corp.	30,356	4,968,063
Chipotle Mexican Grill, Inc.(e)	5,206	10,215,630
Chubb Ltd.	326,286	66,696,121

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

United States (continued)
Cigna Group	27,735		$8,184,598
Cintas Corp.	12,618		6,334,741
Cisco Systems, Inc.	112,117		5,834,569
Citigroup, Inc.	41,629		1,984,038
Clorox Co.	20,640		3,126,547
CME Group, Inc., Class A	29,313		5,832,114
Coca-Cola Co.	94,684		5,863,780
Colgate-Palmolive Co.	90,255		6,882,846
Comcast Corp., Class A	853,715		38,639,141
ConocoPhillips	533,455		62,798,323
Constellation Brands, Inc., Class A	58,201		15,877,233
Costco Wholesale Corp.	148,824		83,441,152
Crowdstrike Holdings, Inc., Class A(e)	138,328		22,362,104
Crown Holdings, Inc.	20,542		1,905,476
Crown PropTech Acquisitions(d)	227,312		154,572
Cummins, Inc.	2,784		726,067
CVS Health Corp.	162,771		12,157,366
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $4,809,288)(h)(j)	—	(k)	23,598,434
Deere & Co.	87,083		37,410,857
Dell Technologies, Inc., Class C	34,578		1,829,868
Delta Air Lines, Inc.	1,069,490		49,474,607
Dexcom, Inc.(e)	176,770		22,018,471
Duke Energy Corp	60,866		5,698,275
Dynatrace, Inc.(e)	780,074		42,662,247
eBay, Inc.	65,588		2,919,322
Edison International	44,969		3,235,969
Edwards Lifesciences Corp.(e)	368,068		30,207,341
Electronic Arts, Inc.	4,226		576,215
Element Solutions, Inc.	183,943		3,855,445
Eli Lilly & Co.	149,962		68,165,227
Enterprise Products Partners LP	171,445		4,545,007
EOG Resources, Inc.	41,836		5,544,525
Epic Games, Inc., (Acquired 07/02/20, Cost: $23,484,725)(d)(h)	40,843		28,810,652
EQT Corp.	162,499		6,854,208
Equitrans Midstream Corp.	26,969		279,669
Equity Residential	130,221		8,586,773
Estee Lauder Cos., Inc., Class A	29,543		5,317,740
Eversource Energy	135,497		9,800,498
Expedia Group, Inc.(e)	10,261		1,257,280
Exxon Mobil Corp.	34,719		3,723,266
F5, Inc.(e)	281,436		44,534,433
FactSet Research Systems, Inc	5,933		2,581,092
Fair Isaac Corp.(e)	5,653		4,737,044
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $40,652,984)(d)(h)	599,248		46,309,885
Fastenal Co.	62,568		3,667,110
Fidelity National Information Services, Inc	122,541		7,399,026
First Solar, Inc.(e)	72,559		15,048,737
Floor & Decor Holdings, Inc., Class A(e)(g)	139,246		15,992,403
Ford Motor Co.	1,184,471		15,646,862
Formentera Partners Fund II LP(d)	4,990,106		5,139,809
Fortinet, Inc.(e)	429,779		33,402,424
Fortive Corp.	1,305,915		102,318,440
FQT Private(d)	2,439,185		3,097,765
Freeport-McMoRan, Inc.(i)	1,222,704		54,593,734
General Dynamics Corp	55,018		12,300,924
General Mills, Inc.	26,820		2,004,527
General Motors Co.	518,760		19,904,821
Gilead Sciences, Inc.	102,470		7,802,066

Security	Shares	Value

United States (continued)
Global Payments, Inc.	15,970	$1,760,692
Goldman Sachs Group, Inc.	16,769	5,967,584
Grand Rounds, Inc., (Acquired 02/11/22, Cost: $31,181,561)(d)(h)	11,562,554	13,759,439
Halliburton Co.	90,095	3,520,913
Hartford Financial Services Group, Inc.	93,018	6,686,134
HAWKEYE 360(d)	561,818	6,278,148
Health Care Select Sector SPDR Fund	42,280	5,671,862
Healthpeak Properties, Inc.	355,757	7,766,175
Hewlett Packard Enterprise Co.	240,429	4,178,656
Hilton Worldwide Holdings, Inc.	255,015	39,652,282
Humana, Inc.	226,460	103,453,722
IDEX Corp.	5,080	1,147,115
iHeartMedia, Inc., Class A(e)	10,778	50,980
Illinois Tool Works, Inc.	11,642	3,065,571
Informatica, Inc., Class A(e)(g)	332,850	6,337,464
Intuit, Inc.	51,496	26,350,503
Intuitive Surgical, Inc.(e)	159,148	51,627,611
Invesco Ltd.	59,249	995,383
Invesco Municipal Opportunity Trust	208,538	1,989,453
Invesco Municipal Trust	206,960	1,978,538
Invesco Quality Municipal Income Trust	205,405	1,961,618
Invesco Trust for Investment Grade Municipals	210,256	2,058,406
Invesco Value Municipal Income Trust	175,143	2,108,722
Johnson & Johnson	409,338	68,576,395
Johnson Controls International PLC	32,733	2,276,580
JPMorgan Chase & Co.	395,705	62,505,562
Kellogg Co.	20,590	1,377,265
Kenvue, Inc.(e)(g)	1,249,585	29,590,173
Keurig Dr. Pepper, Inc.	188,332	6,405,171
Keysight Technologies, Inc.(e)	68,135	10,975,186
Kimberly-Clark Corp.	34,440	4,446,204
Kinder Morgan, Inc.	171,122	3,030,571
KLA Corp.	74,031	38,048,232
Kraft Heinz Co.	14,162	512,381
Kroger Co.	61,463	2,989,560
Lam Research Corp.	5,699	4,094,674
Las Vegas Sands Corp.(e)	92,571	5,536,671
Latch, Inc.	520,854	906,286
Lennar Corp., Class A	20,054	2,543,449
Liberty Media Corp.-Liberty SiriusXM, Class A(e)	456,966	14,485,822
Liberty Media Corp.-Liberty SiriusXM, Class C(e)	441,488	14,052,563
Lincoln National Corp.	175,775	4,928,731
Linde PLC	23,145	9,042,057
Lions Gate Entertainment Corp., Class A(e)	407,999	3,133,432
Lockheed Martin Corp.	162,763	72,652,520
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652)(d)(h)	175,316	468,094
Lowe’s Cos., Inc.	27,053	6,337,706
LPL Financial Holdings, Inc.	393,772	90,315,546
LyondellBasell Industries NV, Class A	88,967	8,795,278
M/I Homes, Inc.(e)	76,611	7,661,100
Marathon Oil Corp.	126,787	3,330,694
Marathon Petroleum Corp.	55,960	7,443,799
MarketAxess Holdings, Inc.	22,208	5,978,838
Marsh & McLennan Cos., Inc.	768,284	144,760,071
Masco Corp	108,828	6,603,683
Masimo Corp.(e)(g)	57,174	6,992,380
Mastercard, Inc., Class A	360,014	141,946,320
McDonald’s Corp.	174,082	51,040,842
McKesson Corp.	24,193	9,735,263

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Merck & Co., Inc.	860,102	$91,729,878
Meritage Homes Corp.(g)	45,998	6,851,402
Meta Platforms, Inc., Class A(e)	30,972	9,867,679
MetLife, Inc.	156,005	9,823,635
Mettler-Toledo International, Inc.(e)	4,429	5,569,335
MGM Resorts International	209,971	10,660,228
Microchip Technology, Inc.	46,631	4,380,516
Micron Technology, Inc.	604,110	43,127,413
Microsoft Corp.(i)	1,358,653	456,398,716
Mirion Technologies, Inc.	2,672,710	20,178,960
Mirion Technologies, Inc.(e)	223,121	1,684,564
Moderna, Inc.(e)(g)	26,353	3,100,694
Moody’s Corp.	13,729	4,842,905
Morgan Stanley	44,000	4,028,640
Mr. Cooper Group, Inc.(e)	106,908	6,197,457
Nasdaq, Inc.	73,553	3,713,691
Netflix, Inc.(e)	2,601	1,141,761
NextEra Energy, Inc.	1,369,829	100,408,466
NIKE, Inc., Class B	117,838	13,008,137
Northrop Grumman Corp.	215,484	95,890,380
Nucor Corp.	14,060	2,419,585
Nuveen Municipal Value Fund, Inc.	324,048	2,832,180
NVIDIA Corp.(i)	184,755	86,334,164
NVR, Inc.(e)	381	2,402,754
Omnicom Group, Inc.	10,098	854,493
Opendoor Technologies, Inc.(e)(g)	744,088	3,802,290
Otis Worldwide Corp.	152,288	13,852,116
PACCAR, Inc.	8,188	705,232
Palo Alto Networks, Inc.(e)	122,551	30,632,848
Park Hotels & Resorts, Inc.	134,442	1,832,444
Paycom Software, Inc.	23,651	8,721,543
Peloton Interactive, Inc., Class A(e)	511,875	4,970,306
PepsiCo, Inc.	71,612	13,424,386
Pfizer, Inc.	741,895	26,752,734
Phillips 66	33,954	3,787,569
Playstudios, Inc.	831,348	4,098,546
Progressive Corp.	277,772	34,993,717
Proof Acquisition Corp.(d)	108,512	122,619
Public Service Enterprise Group, Inc.	51,701	3,263,367
Public Storage.	5,730	1,614,427
Rockwell Automation, Inc.	104,467	35,131,207
Rollins, Inc.	197,882	8,079,522
Royal Caribbean Cruises Ltd.(e)	36,634	3,997,136
RTX Corp.	21,964	1,931,295
RXO, Inc.(e)	51,978	1,146,115
S&P Global, Inc.	61,056	24,087,203
Salesforce, Inc.(e)	331,143	74,510,486
Sarcos Technology & Robotics Corp.	27,356	49,241
Sarcos Technology & Robotics Corp., Founder Shares	14,506	22,050
Sarcos Technology & Robotics Corp., Legended	593,428	1,068,170
Schlumberger NV	206,546	12,049,894
Sealed Air Corp.	58,822	2,683,460
Sempra	716,095	106,712,477
ServiceNow, Inc.(e)	2,519	1,468,577
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $1,060,929)(d)(h)	70,636	781,941
Sonder Holdings, Inc., Class A	830,701	490,114
Starbucks Corp.	451,994	45,909,031
Sun Country Airlines Holdings, Inc.	963,151	20,765,536

Security		Shares	Value

United States (continued)
Symbotic Corp., Class A		87,168	$6,094,828
Synchrony Financial		70,258	2,426,711
Tapestry, Inc.		87,796	3,788,397
Tesla, Inc.(e)		357,780	95,681,105
Texas Capital Bancshares, Inc.(e)(g)		19,968	1,274,957
Texas Instruments, Inc.		5,547	998,460
Thermo Fisher Scientific, Inc.		159,217	87,355,999
TJX Cos., Inc.		471,754	40,820,874
TransDigm Group, Inc.		13,922	12,525,902
Transocean Ltd.(e)(g)		834,174	7,340,731
Travelers Cos., Inc.		32,489	5,607,926
Uber Technologies, Inc.(e)		318,600	15,757,956
UDR, Inc.		16,214	662,828
United Airlines Holdings, Inc.(e)		547,717	29,746,510
United Parcel Service, Inc., Class B		343,598	64,297,494
United Rentals, Inc.		7,822	3,634,727
UnitedHealth Group, Inc.		307,068	155,490,023
Valero Energy Corp.		392,125	50,548,834
VeriSign, Inc.(e)		106,546	22,475,879
Verisk Analytics, Inc.		83,851	19,196,848
Vertex Pharmaceuticals, Inc.(e)		1,890	665,923
VF Corp.		133,228	2,639,247
Visa, Inc., Class A		163,628	38,899,284
Vulcan Materials Co		181,863	40,100,791
Walgreens Boots Alliance, Inc		44,105	1,321,827
Walmart, Inc.		300,630	48,058,712
Walt Disney Co.(e)		790,602	70,276,612
Waters Corp.(e)		3,901	1,077,495
WEC Energy Group, Inc		49,755	4,470,984
Wells Fargo & Co.		1,001,436	46,226,286
West Pharmaceutical Services, Inc		2,292	843,548
Western Digital Corp.(e)		60,630	2,580,413
Whirlpool Corp.		5,528	797,469
Williams Cos., Inc.		135,320	4,661,774
Willis Towers Watson PLC		35,293	7,458,470
Workday, Inc., Class A(e)		5,019	1,190,155
Xcel Energy, Inc.		16,092	1,009,451
Yum! Brands, Inc.		26,597	3,661,609
Zoetis, Inc.		153,521	28,875,765
Zscaler, Inc.(e)		97,772	15,680,673

			6,485,894,581

Total Common Stocks — 58.3% (Cost: $7,793,480,176)			10,678,499,369

		Par (000)

Corporate Bonds

Australia(d) — 0.5%
Oceana Australian Fixed Income Trust
10.00%, 08/31/23	AUD	7,008	4,719,042
10.25%, 08/31/25		13,002	8,810,297
Oceana Australian Fixed Income Trust, A Note Upsize
8.00%, 01/21/24		1,940	1,286,809
8.00%, 03/28/26		10,036	6,488,386

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Australia (continued)
Quintis Australia Pty. Ltd.(b)(f)(l)
(12.00% PIK), 12.00%, 10/01/28(a)	USD	82,685	$8
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26		92,389	59,129,079

			80,433,621

Austria — 0.1%
Benteler International AG, 9.38%, 05/15/28(b)	EUR	7,883	8,799,972
Klabin Austria GmbH, 3.20%, 01/12/31(b)	USD	1,244	1,003,000
Suzano Austria GmbH, 3.13%, 01/15/32		1,692	1,356,612

			11,159,584

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		793	676,286

Belgium(c) — 0.0%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP	1,100	1,365,946
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)		1,100	1,211,188

			2,577,134

Bermuda — 0.0%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(c)	USD	1,360	1,216,370

Brazil — 0.0%
Azul Secured Finance LLP, 11.93%, 08/28/28(b)		962	963,203
Banco do Brasil SA, 6.25%, 04/18/30(b)		1,405	1,399,204
Banco Votorantim SA, 4.50%, 09/24/24(c)		1,005	979,172
Braskem Netherlands Finance BV, (5-year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		829	833,000
BRF SA, 4.88%, 01/24/30(c)		1,659	1,378,297
Suzano Austria GmbH, 3.75%, 01/15/31		1,421	1,215,026

			6,767,902

British Virgin Islands — 0.0%
China Cinda 2020 I MNGMN Co., 5.75%, 02/07/27		410	408,860
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/28(l)		1,686	101,132
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(c)		900	754,425
New Metro Global Ltd., 4.50%, 05/02/26(c)		543	218,422

			1,482,839

Canada — 0.4%
First Quantum Minerals Ltd.(b)
7.50%, 04/01/25		3,556	3,537,971
6.88%, 03/01/26		2,370	2,320,941
6.88%, 10/15/27		5,294	5,178,194
8.63%, 06/01/31		570	583,537
Garda World Security Corp., 7.75%, 02/15/28(b)		798	793,803
HR Ottawa LP, 11.00%, 03/31/31(b)		49,069	48,218,099
Rogers Communications, Inc. (m) 2.95%, 03/15/25		7,694	7,331,323
3.80%, 03/15/32		2,034	1,767,699
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	1,100	1,265,561
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/29(c)	EUR	5,300	5,320,792

			76,317,920

Cayman Islands — 0.2%
Agile Group Holdings Ltd., 5.50%, 04/21/25(c)	USD	905	186,647
China SCE Group Holdings Ltd.(c) 7.38%, 04/09/24		339	65,430
7.00%, 05/02/25		314	38,456

Security		Par (000)	Value

Cayman Islands (continued)
CK Hutchison International 23 Ltd.(c)
4.75%, 04/21/28	USD	480	$473,664
4.88%, 04/21/33		405	398,573
Fantasia Holdings Group Co. Ltd., 9.88%, 10/19/23(a)(c)(e)(n)		481	25,252
IHS Holding Ltd.
5.63%, 11/29/26(c)		1,377	1,199,574
6.25%, 11/29/28(b)		1,244	1,023,812
Jingrui Holdings Ltd., 12.00%, 07/25/22(a)(c)(e)(n)		1,269	61,761
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31(b)		837	842,524
MAF Global Securities Ltd., (5-year CMT + 3.54%), 6.38%(a)(c)(o)		829	805,954
Melco Resorts Finance Ltd., 5.38%, 12/04/29(c)		1,234	1,045,753
MGM China Holdings Ltd., 5.38%, 05/15/24(c)		400	394,576
Modern Land China Co. Ltd.(c)(e)(l)(n)
(2.00% Cash or 2.00% PIK), 7.00%, 12/30/23		157	5,486
(2.00% Cash or 8.00% PIK), 8.00%, 12/30/24		617	21,611
(2.00% Cash or 9.00% PIK), 9.00%, 12/30/25(a)		1,131	39,575
(2.00% Cash or 9.00% PIK), 9.00%, 12/30/26		344	12,041
(2.00% Cash or 9.00% PIK), 9.00%, 12/30/27(a)		1,703	59,619
Ronshine China Holdings Ltd.(a)(c)(e)(n)
6.75%, 08/05/24		200	8,000
7.10%, 01/25/25		2,778	111,120
Sands China Ltd.(a)
4.30%, 01/08/26		511	484,556
4.88%, 06/18/30		800	729,000
Seagate HDD Cayman(b)
8.25%, 12/15/29		2,422	2,538,571
8.50%, 07/15/31		3,134	3,271,959
9.63%, 12/01/32		5,055	5,596,560
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(b)		4,823	4,824,543
Sinic Holdings Group Co. Ltd., 8.50%, 01/24/22(a)(c)(e)(n)		490	4,900
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		1,405	1,450,662
Transocean, Inc., 8.75%, 02/15/30(b)		1,507	1,564,613
Vantage Drilling International, 9.50%, 02/15/28(b)		4,464	4,475,160

			31,759,952

Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%, 08/05/26(c)		1,161	1,092,989
Empresa Nacional del Petroleo ENAP, 6.15%, 05/10/33(b)		920	924,480
Engie Energia Chile SA, 3.40%, 01/28/30(c)		1,152	958,683
Kenbourne Invest SA, 6.88%, 11/26/24(b)		1,290	1,120,133

			4,096,285

China — 0.0%
China Evergrande Group(a)(e)(n)
11.50%, 01/22/23		2,277	119,542
10.00%, 04/11/23		1,139	52,645
Fantasia Holdings Group Co. Ltd.(a)(e)(n)
11.75%, 04/17/22(c)		2,110	110,775
7.95%, 07/05/22		510	29,631
10.88%, 01/09/23		3,132	164,430
9.25%, 07/28/23		902	47,355
Fortune Star BVI Ltd.(c)
6.85%, 07/02/24		732	691,403

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Fortune Star BVI Ltd.(c) (continued)
5.00%, 05/18/26	USD	579	$447,764
RKPF Overseas Ltd., Series 2019-A, 6.00%, 09/04/25(c)		877	475,413
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(a)(e)(n)		1,188	11,880

			2,150,838

Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25		2,269	2,183,345
8.88%, 01/13/33		1,785	1,823,601
5.88%, 05/28/45		1,132	809,380
Millicom International Cellular SA, 5.13%, 01/15/28(c)		1,493	1,330,352
SURA Asset Management SA, 4.88%, 04/17/24(c)		2,153	2,111,275

			8,257,953

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		1,244	1,221,397

France — 0.2%
BNP Paribas SA(c) 3.38%, 01/23/26	GBP	1,100	1,323,926
1.88%, 12/14/27		1,100	1,182,332
(3-mo. EURIBOR + 1.80%), 2.13%, 01/23/27(a)	EUR	3,500	3,644,440
Forvia, 2.75%, 02/15/27(c)		12,215	12,423,118
Sabena Technics Sas, (Acquired 10/28/22, Cost: $8,148,343), 8.60%, 09/30/29(d)(h)		8,303	9,129,152
Societe Generale SA, 1.88%, 10/03/24(c)	GBP	1,100	1,340,975
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)		1,100	1,268,723
WPP Finance SA, 2.25%, 09/22/26(c)	EUR	1,731	1,809,786

			32,122,452

Germany — 0.4%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)		17,974	18,255,970
APCOA Parking Holdings GmbH, (3-mo. EURIBOR + 5.00%), 8.66%, 01/15/27(a)(b)		9,529	10,293,265
Bayer AG, 0.05%, 01/12/25(c)		3,600	3,736,479
Douglas GmbH, 6.00%, 04/08/26(b)		8,152	8,443,266
Project Champion, 10.25%, 06/20/30(d)		9,500	10,249,405
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)		12,215	12,219,996
Volkswagen Bank GmbH, 2.50%, 07/31/26(c)		6,100	6,376,286
Volkswagen Financial Services AG, 0.88%, 01/31/28(c)		3,928	3,729,714

			73,304,381

Hong Kong — 0.0%
AIA Group Ltd.(c) 4.95%, 04/04/33	USD	500	498,073
(5-year CMT + 1.76%), 2.70%(a)(o)		1,000	882,770
Bank of East Asia Ltd., (5-year CMT + 4.26%), 5.88%(a)(c)(o)		733	676,193
Yango Justice International Ltd.(a)(e)(n)
10.25%, 09/15/22		503	5,030
9.25%, 04/15/23(c)		1,154	11,540
7.88%, 09/04/24(c)		1,223	12,230
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(c)		464	329,440

			2,415,276

Security		Par (000)	Value

India — 0.0%
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/30(c)	USD	660	$577,632
Power Finance Corp. Ltd., 4.50%, 06/18/29(c)		500	465,405
REC Ltd.(c)
2.75%, 01/13/27		500	451,650
5.63%, 04/11/28		300	297,049
REI Agro Ltd.(e)(n)
5.50%, 11/13/21		44,430	222,150
5.50%, 11/13/21(d)		8,271	1
ReNew Power Pvt Ltd., 5.88%, 03/05/27(c)		286	268,445
Shriram Finance Ltd., 4.40%, 03/13/24		703	689,573

			2,971,905

Indonesia(c) — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26		722	668,189
Freeport Indonesia PT, 4.76%, 04/14/27		2,217	2,144,682
Pertamina Geothermal Energy PT, 5.15%, 04/27/28		510	507,506
Pertamina Persero PT, 3.65%, 07/30/29		2,307	2,130,099
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		392	386,066
Theta Capital Pte. Ltd., 8.13%, 01/22/25		666	553,526

			6,390,068

Ireland — 0.0%
Dell Bank International DAC, 0.50%, 10/27/26(c)	EUR	1,880	1,845,575

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	1,869	1,602,200
Gohl Capital Ltd., 4.25%, 01/24/27(c)		1,362	1,272,367

			2,874,567

Israel — 0.1%
Bank Leumi Le-Israel BM, (5-year CMT + 3.47%), 7.13%, 07/18/33(a)(b)(c)		929	913,003
Energean Israel Finance Ltd., 8.50%, 09/30/33(b)		2,088	2,095,308
Leviathan Bond Ltd., 6.75%, 06/30/30(b)(c)		1,657	1,551,996
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 05/09/27	EUR	3,952	3,935,253

			8,495,560

Italy — 0.5%
Azzurra Aeroporti SpA, 2.13%, 05/30/24(c)		16,182	17,294,683
Castor SpA(b) 6.00%, 02/15/29		2,764	2,620,814
(3-mo. EURIBOR + 5.25%), 8.78%, 02/15/29(a)		8,819	9,189,367
Forno d’Asolo SpA, (3-mo. EURIBOR + 5.50%), 9.10%, 04/30/27(a)(b)		21,390	20,754,911
Marcolin SpA, 6.13%, 11/15/26(b)		10,346	10,452,383
Shiba Bidco SpA, 4.50%, 10/31/28(b)		9,744	9,572,541
Taurus Law130 Securities Srl, (Acquired 07/14/23, Cost: $11,026,544), 6.61%, 08/15/27(d)(h)		10,182	10,796,042

			80,680,741

Japan — 0.1%
Nissan Motor Co. Ltd., 2.65%, 03/17/26(c)		2,157	2,245,642
Rakuten Group, Inc., 10.25%, 11/30/24(b)	USD	1,960	1,955,484
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28		4,407	4,397,990

			8,599,116

Jersey — 0.0%

Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32		2,034	1,741,212

Luxembourg — 0.1%

Atento Luxco 1 SA, 8.00%, 02/10/26(b)		829	9,923

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Luxembourg (continued)
Becton Dickinson Euro Finance SARL, 3.55%, 09/13/29	EUR	5,830	$6,311,500
Herens Midco SARL, 5.25%, 05/15/29(b)		12,016	6,965,154
MC Brazil Downstream Trading SARL
7.25%, 06/30/31(c)	USD	1,635	1,052,466
7.25%, 06/30/31(b)		801	515,658
MHP Lux SA(c)
6.95%, 04/03/26		676	391,803
6.25%, 09/19/29		277	152,181
Sani/Ikos Financial Holdings 1 SARL, 5.63%, 12/15/26(b)	EUR	8,042	8,178,134

			23,576,819

Macau(c) — 0.0%
Champion Path Holdings Ltd., 4.50%, 01/27/26	USD	371	332,308
MGM China Holdings Ltd., 5.88%, 05/15/26		796	769,036
Studio City Finance Ltd., 5.00%, 01/15/29		1,334	1,018,842

			2,120,186

Malaysia — 0.0%
CIMB Bank Bhd, 2.13%, 07/20/27(c)		700	625,758
Dua Capital Ltd., 2.78%, 05/11/31(c)		1,000	856,490
Khazanah Capital Ltd., 4.88%, 06/01/33		1,240	1,234,234
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(c)		1,250	1,232,500
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)		1,000	985,900

			4,934,882

Mauritius — 0.0%
CA Magnum Holdings, 5.38%, 10/31/26(c)		475	435,813
Diamond II Ltd., 7.95%, 07/28/26(b)		800	796,264
HTA Group Ltd., 7.00%, 12/18/25(b)		459	437,638
India Green Energy Holdings, 5.38%, 04/29/24(b)		829	813,456
India Green Power Holdings, 4.00%, 02/22/27(c)		600	535,794

			3,018,965

Mexico — 0.1%
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		1,753	1,113,190
Comision Federal de Electricidad, 4.88%, 01/15/24		2,190	2,167,312
FEL Energy VI SARL, 5.75%, 12/01/40		1,738	1,524,459
Petroleos Mexicanos
3.75%, 02/21/24(c)	EUR	436	470,888
4.25%, 01/15/25	USD	1,007	953,266
6.50%, 03/13/27		2,074	1,836,423
8.75%, 06/02/29		2,221	2,021,443
5.95%, 01/28/31		2,489	1,841,860
6.70%, 02/16/32		2,863	2,204,224
Trust Fibra Uno, 4.87%, 01/15/30(c)		1,515	1,369,939

			15,503,004

MultiNational — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)	EUR	12,215	11,258,756
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	USD	14,621	14,017,428
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.40%, 06/01/27		4,641	4,487,801

Security		Par (000)	Value

MultiNational (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. (continued)
5.00%, 01/15/33	USD	3,728	$3,574,667
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)		902	767,827

			34,106,479

Netherlands — 0.2%
Braskem Netherlands Finance BV, 7.25%, 02/13/33(b)		750	735,863
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(c)	GBP	1,100	1,212,030
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)	USD	1,540	1,556,324
Greenko Dutch BV, 3.85%, 03/29/26(c)		470	427,155
ING Groep NV(c)
3.00%, 02/18/26	GBP	1,100	1,309,022
(3-mo. EURIBOR + 1.10%), 2.13%, 05/23/26(a)	EUR	3,500	3,700,302
MEGlobal BV
4.25%, 11/03/26(c)	USD	1,097	1,049,473
2.63%, 04/28/28(b)		1,188	1,038,371
2.63%, 04/28/28(c)		1,053	920,375
Mercedes-Benz International Finance BV, 1.38%, 06/26/26(c)	EUR	3,530	3,661,178
Metinvest BV, 7.65%, 10/01/27(c)	USD	829	508,824
Minejesa Capital BV, 4.63%, 08/10/30(c)		1,000	913,530
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30		2,034	1,799,988
Sigma Holdco BV, 5.75%, 05/15/26(c)	EUR	3,727	3,597,697
Teva Pharmaceutical Finance Netherlands II BV
7.38%, 09/15/29		6,883	7,697,801
7.88%, 09/15/31		3,592	4,101,615
Teva Pharmaceutical Finance Netherlands III BV,
8.13%, 09/15/31	USD	870	918,259
Trivium Packaging Finance BV, 5.50%, 08/15/26(b) .		2,265	2,151,952
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		2,292	2,089,937
Volkswagen Financial Services NV(c)
1.88%, 12/03/24	GBP	600	726,941
4.25%, 10/09/25		500	614,211

			40,730,848

Oman — 0.0%
OQ SAOC, 5.13%, 05/06/28(b)	USD	829	791,886

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		829	670,595

Peru — 0.0%
Inkia Energy Ltd., 5.88%, 11/09/27(c)		576	550,437

Republic of Korea — 0.1%
GS CALTEX Corp., 5.38%, 08/07/28		2,110	2,102,509
Hanwha Life Insurance Co. Ltd., (5-year CMT + 1.85%), 3.38%, 02/04/32(a)(c)		600	536,040
Kookmin Bank, (5-year CMT + 2.64%),
4.35%(a)(c)(o)		400	388,240
LG Chem Ltd., 2.38%, 07/07/31(c)		1,100	890,593
POSCO(b)
5.63%, 01/17/26		593	591,856

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Republic of Korea (continued)
POSCO(b) (continued)
5.75%, 01/17/28	USD	641	$648,013
5.88%, 01/17/33		200	207,720
Shinhan Bank Co. Ltd., 4.50%, 04/12/28(c)		300	291,972
SK Broadband Co. Ltd., 4.88%, 06/28/28		430	425,485
SK Hynix, Inc.
6.25%, 01/17/26(c)		400	401,936
6.38%, 01/17/28(b)		2,360	2,399,695
6.38%, 01/17/28(c)		200	203,364
2.38%, 01/19/31(c)		1,000	776,170
6.50%, 01/17/33(c)		250	254,712

			10,118,305

Singapore — 0.0%
BOC Aviation Ltd., 3.50%, 09/18/27(c)		1,000	934,290
DBS Group Holdings Ltd., (5-year CMT + 1.92%), 3.30%(a)(c)(o)		1,000	946,560
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(c)		1,216	1,113,220
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33		2,320	2,304,661
Puma International Financing SA, 5.13%, 10/06/24(b)		1,659	1,641,149
TML Holdings Pte. Ltd., 4.35%, 06/09/26(c)		239	222,282

			7,162,162

South Africa — 0.0%
Sasol Financing USA LLC, 6.50%, 09/27/28		1,609	1,479,556

Spain(c) — 0.1%
AI Candelaria Spain SA, 7.50%, 12/15/28		989	924,770
Banco Santander SA(a)
(1-year EUR Swap + 1.05%), 3.63%, 09/27/26	EUR	3,300	3,581,001
(1-year UK Government Bond + 1.80%), 3.13%, 10/06/26	GBP	4,000	4,736,381
Telefonica Emisiones SA, 5.38%, 02/02/26		2,200	2,777,992

			12,020,144

Sweden — 0.1%
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)		1,100	1,199,935
Verisure Holding AB
3.88%, 07/15/26(c)	EUR	2,087	2,163,605
3.25%, 02/15/27(c)		3,810	3,786,323
9.25%, 10/15/27(b)		4,248	5,002,763
7.13%, 02/01/28(b)		2,088	2,338,467
Verisure Midholding AB, 5.25%, 02/15/29(c)		5,294	5,092,287
Volvo Treasury AB, 2.63%, 02/20/26(c)		3,427	3,653,773

			23,237,153

Switzerland — 0.1%
Credit Suisse AG/New York
7.95%, 01/09/25	USD	3,544	3,624,055
3.70%, 02/21/25		4,940	4,747,506
2.95%, 04/09/25		3,890	3,681,538
5.00%, 07/09/27		3,861	3,731,784
UBS Group AG, (1-year EUR Swap + 0.77%), 0.65%, 01/14/28(a)(c)	EUR	7,200	6,885,063

			22,669,946

Thailand — 0.0%
Bangkok Bank PCL(a)
(5-year CMT + 1.90%), 3.73%, 09/25/34(c)	USD	832	715,894

Security		Par (000)	Value

Thailand (continued)
Bangkok Bank PCL(a) (continued) (5-year CMT + 4.73%), 5.00%(o)	USD	412	$391,194
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(c)		820	677,221
Kasikornbank PCL, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(c)		369	328,141
Krung Thai Bank PCL, (5-year CMT + 3.53%), 4.40%(a)(c)(o)		396	365,124
Muang Thai Life Assurance PCL, (10-year CMT + 2.40%), 3.55%, 01/27/37(a)(c)		251	221,573

			2,699,147

Turkey — 0.1%
Bio City Development Co. B.V, 8.00%, 07/06/24(a)(b)(d)(e)(f)(n)		140,850	10,211,625

Ukraine — 0.0%
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(c)		1,373	1,016,020

United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 4.70%, 04/24/33(b)		433	428,899
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(c)(o)		1,659	1,648,299
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		1,271	1,223,338

			3,300,536

United Kingdom — 0.8%
Anglo American Capital PLC, 4.50%, 09/15/28(c)	EUR	2,461	2,741,480
Barclays PLC(c)
3.00%, 05/08/26	GBP	1,100	1,286,115
3.25%, 02/12/27		1,100	1,272,151
(1-year EURIBOR ICE Swap + 0.85%), 0.88%, 01/28/28(a)	EUR	3,832	3,706,090
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(b)	GBP	12,036	12,627,427
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)	EUR	16,262	13,275,956
BG Energy Capital PLC, 5.13%, 12/01/25(c)	GBP	2,009	2,539,436
Boparan Finance PLC, 7.63%, 11/30/25(c)		7,310	6,191,835
BP Capital Markets PLC, 2.52%, 04/07/28(c)	EUR	4,421	4,602,428
Deuce Finco PLC, 5.50%, 06/15/27(b)	GBP	17,869	19,639,478
HSBC Holdings PLC(a)
(3-mo. EURIBOR + 1.45%), 3.02%, 06/15/27(c)	EUR	3,420	3,628,790
(3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27	GBP	1,300	1,461,483
INEOS Finance PLC
3.38%, 03/31/26(c)	EUR	4,040	4,142,148
6.63%, 05/15/28(b)		3,871	4,155,082
6.75%, 05/15/28(b)	USD	8,135	7,760,383
Informa PLC, 3.13%, 07/05/26(c)	GBP	1,100	1,294,213
Inspired Entertainment Financing PLC, 7.88%, 06/01/26(b)		7,442	9,097,029
Kane Bidco Ltd.(b) 5.00%, 02/15/27	EUR	6,226	6,468,029
6.50%, 02/15/27	GBP	8,008	9,390,666
Lloyds Banking Group PLC, 2.25%, 10/16/24(c)		2,200	2,697,706
Marks & Spencer PLC, 3.75%, 05/19/26(c)		7,361	8,672,953
National Grid PLC, 0.16%, 01/20/28(c)	EUR	4,956	4,615,092
NatWest Group PLC(a)(c)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	1,100	1,302,397
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		1,100	1,290,559

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)	GBP	1,100	$1,313,203
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)	USD	1,477	971,349
Virgin Media Secured Finance PLC, 5.00%, 04/15/27(c)	GBP	12,215	14,304,328

			150,447,806

United States — 5.9%
AbbVie, Inc. , 1.38%, 05/17/24	EUR	3,419	3,681,226
AbbVie, Inc., 2.60%, 11/21/24	USD	11,367	10,942,808
Affinity Interactive, 6.88%, 12/15/27(b)		1,580	1,397,795
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/33		3,588	2,638,265
Allegiant Travel Co.(b)
8.50%, 02/05/24		19,212	19,163,970
7.25%, 08/15/27		2,340	2,308,511
American Express Co.
4.90%, 02/13/26		8,055	7,992,316
(1-day SOFR + 1.00%), 4.99%, 05/01/26(a)		4,572	4,518,864
American Tower Corp.
0.45%, 01/15/27	EUR	8,700	8,367,651
5.50%, 03/15/28	USD	3,537	3,553,363
5.25%, 07/15/28		8,249	8,159,368
2.10%, 06/15/30		2,034	1,642,915
Amgen, Inc.
5.50%, 12/07/26(c)	GBP	1,100	1,400,701
5.15%, 03/02/28	USD	12,398	12,406,170
2.30%, 02/25/31		2,063	1,711,359
2.00%, 01/15/32		2,034	1,611,342
3.35%, 02/22/32		6,162	5,423,776
Amkor Technology, Inc., 6.63%, 09/15/27(b)		1,245	1,248,257
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)(m)		862	879,240
AT&T, Inc.
2.90%, 12/04/26	GBP	2,195	2,534,186
5.50%, 03/15/27(c)		1,100	1,372,454
Bank of America Corp.(a)
(1-day SOFR + 1.21%), 2.57%, 10/20/32	USD	2,352	1,908,845
(1-day SOFR + 1.32%), 2.69%, 04/22/32		5,176	4,287,206
(1-day SOFR + 1.37%), 1.92%, 10/24/31		2,979	2,360,007
(1-day SOFR + 1.53%), 1.90%, 07/23/31		1,007	801,736
(1-day SOFR + 1.63%), 5.20%, 04/25/29		13,890	13,796,068
(1-day SOFR + 2.15%), 2.59%, 04/29/31		3,281	2,757,640
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31		4,681	3,921,753
(3-mo. EURIBOR + 0.91%), 1.95%, 10/27/26(c)	EUR	3,529	3,684,151
Bank of New York Mellon Corp., (1-day SOFR + 1.03%), 4.95%, 04/26/27(a)	USD	3,698	3,654,952
Becton Dickinson & Co.
0.03%, 08/13/25	EUR	2,732	2,776,985
3.70%, 06/06/27	USD	4,631	4,418,879
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,842	2,709,603
Broadcom, Inc.
1.95%, 02/15/28(b)		5,274	4,557,456
4.11%, 09/15/28		6,717	6,363,495
4.15%, 11/15/30		2,063	1,896,637
2.45%, 02/15/31(b)		2,415	1,961,073
4.30%, 11/15/32		5,825	5,313,866
3.42%, 04/15/33(b)		8,144	6,811,560

Security		Par (000)	Value

United States (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)	USD	6,732	$6,715,728
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(b)		2,751	2,320,144
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		2,252	2,091,546
Citigroup, Inc.
1.75%, 10/23/26	GBP	1,677	1,897,114
(1-day SOFR + 1.15%), 2.67%, 01/29/31(a)	USD	3,830	3,239,965
(1-day SOFR + 1.17%), 2.56%, 05/01/32(a)		2,761	2,254,652
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)		4,064	3,391,566
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(a)		1,032	956,831
(3-mo. EURIBOR + 1.66%), 1.25%, 07/06/26(a)(c)	EUR	3,503	3,635,093
Civitas Resources, Inc., 8.38%, 07/01/28(b)	USD	9,386	9,654,064
Cloud Software Group, Inc., 6.50%, 03/31/29(b)		3,375	3,037,627
Comcast Corp., 0.25%, 09/14/29	EUR	2,056	1,848,809
Concentrix Corp.(m)
6.65%, 08/02/26	USD	1,930	1,926,702
6.60%, 08/02/28		1,550	1,532,492
Coty, Inc., 3.88%, 04/15/26(c)	EUR	1,823	1,949,268
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)	USD	818	825,158
Crown Castle, Inc.
4.00%, 03/01/27		2,852	2,720,234
2.90%, 03/15/27		3,348	3,074,487
CSC Holdings LLC
5.25%, 06/01/24		5,582	5,203,693
5.50%, 04/15/27(b)		1,698	1,455,824
CVS Health Corp., 3.75%, 04/01/30		2,063	1,885,700
DAE Funding LLC(c)
1.55%, 08/01/24		979	930,070
2.63%, 03/20/25		495	465,533
Dell International LLC/EMC Corp.
4.00%, 07/15/24		2,718	2,669,923
5.25%, 02/01/28		3,608	3,615,774
Dollar General Corp., 3.88%, 04/15/27		3,780	3,624,725
Duke Energy Corp., 3.10%, 06/15/28	EUR	3,474	3,622,287
Earthstone Energy Holdings LLC(b)
8.00%, 04/15/27	USD	4,953	4,901,535
9.88%, 07/15/31		3,352	3,459,686
Elevance Health, Inc.
4.90%, 02/08/26		3,685	3,639,315
3.65%, 12/01/27		10,292	9,761,717
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30(b)		3,391	3,369,806
EQM Midstream Partners LP(b)
7.50%, 06/01/27		810	822,058
7.50%, 06/01/30		865	891,997
Equinix, Inc.
1.00%, 09/15/25		4,001	3,641,000
2.90%, 11/18/26		2,931	2,701,136
1.55%, 03/15/28		4,251	3,580,379
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)		14,710	14,580,846
Fidelity National Information Services, Inc., 1.50%, 05/21/27	EUR	3,673	3,702,343
Flyr Convertible Notes, 8.00%, 07/20/23(d)		13,461	13,802,082
Flyr Secured Notes, 10.07%, 01/20/27(d)	USD	6,685	6,216,643
Freed Corp., 10.00%, 12/02/23(d)		16,199	15,369,520
Freedom Mortgage Corp.(b) 8.13%, 11/15/24		5,170	5,142,486

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Freedom Mortgage Corp.(b) (continued) 8.25%, 04/15/25	USD	1,511	$1,493,149
FreeWire Technologies, Inc., 15.27%, 03/31/25(d)		8,953	9,117,204
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		5,665	5,188,730
8.75%, 05/15/30		9,313	8,985,037
8.63%, 03/15/31		7,330	7,013,590
Frontier Florida LLC, Series E, 6.86%, 02/01/28		8,285	7,622,200
Frontier North, Inc., Series G, 6.73%, 02/15/28		5,875	5,434,375
Full House Resorts, Inc., 8.25%, 02/15/28(b)		349	321,899
GCI LLC, 4.75%, 10/15/28(b)		1,436	1,248,210
Gen Digital, Inc.(b)
6.75%, 09/30/27		2,535	2,543,846
7.13%, 09/30/30		5,833	5,878,118
General Mills, Inc., 0.13%, 11/15/25	EUR	5,784	5,840,638
General Motors Financial Co., Inc., 5.40%, 04/06/26	USD	4,160	4,135,807
Gilead Sciences, Inc., 3.65%, 03/01/26		3,675	3,544,128
Global Payments, Inc., 4.88%, 03/17/31	EUR	1,697	1,869,741
Goldman Sachs Group, Inc.
0.25%, 01/26/28(c)		4,022	3,733,417
7.25%, 04/10/28	GBP	1,100	1,478,756
(1-day SOFR + 0.79%), 1.09%, 12/09/26(a)	USD	4,002	3,597,184
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)		4,064	3,201,030
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		3,095	2,538,668
GoTo Group, Inc., 5.50%, 09/01/27(b)		4,945	2,840,997
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)		823	835,987
Green Plains SPE LLC, 11.75%, 02/08/26(b)(d)		91,561	86,754,047
Greenland Global Investment Ltd., 6.75%, 09/26/25(c)		349	43,625
HCA, Inc.
5.38%, 02/01/25		6,374	6,336,214
5.88%, 02/15/26		2,695	2,702,507
5.63%, 09/01/28		4,976	4,995,057
3.50%, 09/01/30		5,232	4,598,921
Healthpeak OP LLC, 5.25%, 12/15/32		1,200	1,180,516
Homes By West Bay LLC, 9.50%, 04/30/27(d)		19,399	17,944,075
International Business Machines Corp., 3.38%, 02/06/27	EUR	3,354	3,651,703
JPMorgan Chase & Co.(a)
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	USD	4,064	3,208,213
(3-mo. EURIBOR + 0.76%), 1.09%, 03/11/27(c)	EUR	3,647	3,698,334
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(c)	GBP	2,800	3,303,687
Kraft Heinz Foods Co.
4.13%, 07/01/27(c)		670	810,855
6.75%, 03/15/32	USD	549	604,110
Landsea Homes Corp., 11.00%, 07/17/28(d)		40,108	38,904,760
Lessen, Inc., 10.09%, 01/04/28(a)(b)(d)		19,124	17,809,516
Level 3 Financing, Inc., 3.40%, 03/01/27(b)		1,649	1,454,410
Lightning eMotors, Inc., 7.50%, 05/15/24(b)(p)		3,362	1,765,050
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		13,020	8,908,024
Lowe’s Cos., Inc.
4.80%, 04/01/26		9,237	9,170,269
2.63%, 04/01/31		2,034	1,718,750
3.75%, 04/01/32		6,137	5,564,818

Security		Par (000)	Value

United States (continued)
Lowe’s Cos., Inc. (continued) 5.00%, 04/15/33	USD	3,866	$3,828,181
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)		17,196	17,149,593
MCM Trust, 2.50%, 01/01/59(d)		8,865	8,499,559
Medline Borrower LP, 3.88%, 04/01/29(b)		1,282	1,122,612
Mercedes-Benz Finance North America LLC, 5.25%, 11/29/27(b)		3,545	3,565,513
Morgan Stanley(a)
(1-day SOFR + 1.14%), 2.70%, 01/22/31		420	358,370
(1-day SOFR + 1.16%), 3.62%, 04/17/25		5,639	5,544,924
(1-day SOFR + 1.18%), 2.24%, 07/21/32		1,114	886,196
(3-mo. EURIBOR + 0.83%), 1.34%, 10/23/26	EUR	4,468	4,597,466
Morgan Stanley Bank NA, 4.75%, 04/21/26	USD	7,695	7,600,225
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		591	564,771
5.50%, 08/15/28		4,584	4,151,729
5.13%, 12/15/30		4,013	3,381,775
Netflix, Inc.
4.38%, 11/15/26		2,294	2,246,786
3.63%, 05/15/27	EUR	6,616	7,157,644
4.88%, 04/15/28	USD	3,689	3,643,700
New Home Co., Inc., 8.25%, 10/15/27(a)(b)		2,144	1,983,200
Newmont Corp., 2.60%, 07/15/32		3,095	2,517,169
Northern States Power Co., 4.50%, 06/01/52		4,429	3,964,092
NRG Energy, Inc., 7.00%, 03/15/33(b)		4,245	4,235,194
Olympus Water U.S. Holding Corp.(b)
7.13%, 10/01/27		2,600	2,367,145
9.75%, 11/15/28		15,882	15,365,835
Oncor Electric Delivery Co. LLC, 4.10%, 11/15/48		2,589	2,154,038
ONEOK Partners LP, 4.90%, 03/15/25		9,738	9,582,591
Oracle Corp.
1.65%, 03/25/26		10,880	9,927,310
2.30%, 03/25/28		5,101	4,500,776
2.95%, 04/01/30		3,205	2,796,695
4.65%, 05/06/30		823	796,580
2.88%, 03/25/31		7,239	6,154,802
Pacific Gas and Electric Co.
3.25%, 02/16/24		171	168,279
3.30%, 12/01/27		4,032	3,588,482
6.10%, 01/15/29		2,180	2,167,444
6.15%, 01/15/33		1,845	1,821,353
6.40%, 06/15/33		4,015	4,034,962
Paramount Global, (5-year CMT + 4.00%), 6.38%, 03/30/62(a)		4,528	3,733,110
Parker-Hannifin Corp., 3.65%, 06/15/24		3,709	3,642,956
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.75%, 05/24/26(b)		3,644	3,625,827
Periama Holdings LLC, 5.95%, 04/19/26(c)		891	853,756
Pioneer Midco Notes, 10.50%, 11/18/30(d)		13,813	13,217,399
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		12,648	9,554,697
Playtika Holding Corp., 4.25%, 03/15/29(b)		2,097	1,850,681
PPG Industries, Inc.
1.88%, 06/01/25	EUR	3,378	3,573,756
3.75%, 03/15/28	USD	1,539	1,461,437
Prologis LP, 2.25%, 01/15/32		1,372	1,109,171
Rand Parent LLC, 8.50%, 02/15/30(b)		12,315	11,579,960
Regal Rexnord Corp., 6.05%, 02/15/26(b)		4,640	4,638,520

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Republic Services, Inc.
3.38%, 11/15/27	USD	3,786	$3,556,786
4.88%, 04/01/29		1,854	1,847,078
Sabre Global, Inc.(b)
9.25%, 04/15/25		1,118	1,048,175
7.38%, 09/01/25		6,025	5,437,562
11.25%, 12/15/27		4,127	3,651,157
Sasol Financing USA LLC
4.38%, 09/18/26		414	374,331
8.75%, 05/03/29(b)		2,283	2,277,292
5.50%, 03/18/31		974	803,560
Service Properties Trust
4.35%, 10/01/24		753	722,978
4.50%, 03/15/25		2,096	1,975,480
7.50%, 09/15/25		3,200	3,162,724
Sherwin-Williams Co., 3.95%, 01/15/26		3,327	3,221,867
SierraCol Energy Andina LLC, 6.00%, 06/15/28(c)		715	562,705
SK Battery America, Inc., 2.13%, 01/26/26(c)		1,326	1,175,300
Sonder Secured Notes, (13.99% PIK), 13.99%, 01/19/27(d)		22,666	19,889,576
Southern California Edison Co.
1.10%, 04/01/24		1,881	1,821,426
5.30%, 03/01/28		4,484	4,513,066
3.65%, 02/01/50		4,117	3,083,492
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25		7,499	7,495,624
9.38%, 11/30/29		865	925,938
Sprint LLC, 7.88%, 09/15/23		7,209	7,214,983
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(b)		1,721	1,702,432
Steel Dynamics, Inc., 5.00%, 12/15/26		428	420,741
Stem, Inc., 0.50%, 12/01/28(b)(p)		749	461,592
Stillwater Mining Co., 4.00%, 11/16/26(c)		1,701	1,529,879
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		1,866	1,927,210
Texas Capital Bank NA, (3-mo. LIBOR US + 4.50%), 10.04%, 09/30/24(a)(b)		8,006	7,570,607
Thermo Fisher Scientific, Inc., 1.38%, 09/12/28	EUR	3,674	3,632,748
T-Mobile U.S., Inc.
4.95%, 03/15/28	USD	3,202	3,162,898
3.88%, 04/15/30		4,859	4,464,159
3.50%, 04/15/31		3,066	2,695,119
2.70%, 03/15/32		4,721	3,879,427
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)		4,322	4,170,346
UnitedHealth Group, Inc.
4.25%, 01/15/29		10,666	10,404,927
5.35%, 02/15/33		8,132	8,424,535
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		4,951	4,921,394
Verizon Communications, Inc.
4.07%, 06/18/24	GBP	291	367,931
1.13%, 11/03/28		1,100	1,112,718
4.25%, 10/31/30	EUR	3,192	3,564,636
2.55%, 03/21/31	USD	13,005	10,795,163
Vertiv Group Corp., 4.13%, 11/15/28(b)		3,743	3,359,985
Viasat, Inc.(b)
5.63%, 09/15/25		485	454,688
5.63%, 04/15/27		5,069	4,566,510
Vistra Operations Co. LLC(b) 5.13%, 05/13/25		2,675	2,611,242

Security		Par (000)	Value

United States (continued)
Vistra Operations Co. LLC(b) (continued) 5.63%, 02/15/27	USD	10,588	$10,237,846
VMware, Inc.
1.40%, 08/15/26		4,054	3,591,767
2.20%, 08/15/31		2,034	1,594,340
Wells Fargo & Co.
1.38%, 10/26/26(c)	EUR	3,666	3,697,527
1.50%, 05/24/27(c)		5,570	5,560,299
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)	USD	7,379	7,195,549
Welltower OP LLC, 4.00%, 06/01/25		2,745	2,658,729
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(b)		565	554,357
Xerox Holdings Corp., 5.00%, 08/15/25(b)		12,389	11,886,423

			1,081,859,264

Total Corporate Bonds — 10.4% (Cost: $2,293,602,667)			1,901,784,699

Fixed Rate Loan Interests

United States — 0.1%
OD Intermediate SUBI Holdco II LLC, Mezzanine Term Loan, 10.00%, 01/23/26(d)		22,419	21,230,906

Total Fixed Rate Loan Interests — 0.1% (Cost: $21,828,485)			21,230,906

		Shares

Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF(f)		660,826	71,270,084

Total Fixed-Income Funds — 0.4% (Cost: $72,004,388)			71,270,084

		Par (000)

Floating Rate Loan Interests(a)

Belgium — 0.1%
Apollo Finco, 2021 EUR Term Loan B, (6-mo. EURIBOR + 4.85%), 8.78%, 10/02/28	EUR	14,154	11,321,699

Canada — 0.1%
KDC/ONE Development Corp., Inc., 2020 EUR Term Loan B, (1-mo. EURIBOR + 5.00%), 8.57%, 12/22/25		22,887	25,048,728

France — 0.1%
Babilou Group, 2021 EUR Term Loan B, (3-mo. EURIBOR + 4.00%), 7.59%, 11/17/27		26,693	29,071,323

Germany — 0.1%
Iris BidCo GmbH, EUR Term Loan B, (3-mo. EURIBOR + 5.00%), 8.71%, 06/29/28		12,289	12,355,694

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Jersey(d) — 0.1%
Vita Global Finco Ltd.
EUR Term Loan B, (6-mo. EURIBOR + 7.00%), 10.72%, 07/06/27	EUR	8,484	$8,605,590
GBP Incremental Term Loan, (1-day SONIA + 7.00%), 10.93%, 07/06/27	GBP	5,195	6,166,386

			14,771,976

Luxembourg — 0.2%
Luxembourg Life Fund II, Absolute Return Fund III(d)
2021 1st Lien Delayed Draw Term Loan, (Prime + 8.25%), 16.75%, 05/27/26	USD	1,896	1,913,958
2021 1st Lien Term Loan, (3-mo. LIBOR US + 9.25%), 14.79%, 05/27/26		12,181	12,120,197
Speed Midco 3 SARL, EUR Term Loan B1, (3-mo. EURIBOR + 6.40%), 10.00%, 04/26/29	EUR	19,238	20,993,667

			35,027,822

Netherlands — 0.5%
Cypher Bidco BV, EUR Term Loan, (6-mo. EURIBOR + 4.50%), 8.10%, 12/30/28(d)		19,970	20,474,842
Median B V, 2021 EUR Term Loan B, (6-mo. EURIBOR + 4.93%), 8.52%, 10/14/27		14,250	14,410,533
Upfield BV, 2023 GBP Term Loan B, 01/31/28(q)	GBP	13,449	16,605,276
Ziggo BV, 2019 EUR Term Loan H, (6-mo. EURIBOR + 3.00%), 6.10%, 01/31/29	EUR	39,843	41,726,796

			93,217,447

Spain(d) — 0.2%
Galapagos SA, 2023 EUR Term Loan, (3-mo. EURIBOR + 3.90%), 7.50%, 03/01/26		15,708	17,379,435
Promontoria Challenger I SA, EUR Term Loan, (3-mo. EURIBOR + 3.25%), 6.97%, 12/20/24		19,012	20,874,908

			38,254,343

Sweden — 0.0%
OptiGroup, EUR Term Loan B1, (1-mo. EURIBOR + 5.25%), 8.71%		9,165	9,606,631

United Kingdom — 0.4%
CML Project Horizons, GBP Term Loan, (1-mo. SONIA + 3.75%), 8.68%, 03/05/28(d)	GBP	15,221	19,442,987
HNVR Holdco Ltd., EUR Term Loan B, 09/12/25(q)	EUR	12,204	13,345,483
Mercia(d)
GBP Term Loan A1, (3-mo. SONIA Compound + 2.40%), 7.13%, 04/09/26	GBP	6,259	7,964,345
GBP Term Loan A2, (3-mo. SONIA Compound + 2.40%), 7.13%, 04/09/26		19,085	24,284,156
GBP Term Loan B1, (3-mo. SONIA Compound + 2.40%), 7.13%, 04/09/26		1,099	1,398,848

			66,435,819

United States — 1.9%
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.17%, 02/02/26	USD	9,071	8,815,802
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 6.88%), 12.19%, 12/21/27(d)		11,009	10,871,190
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 10.51%, 02/01/30		10,047	9,159,315

Security		Par (000)	Value

United States (continued)
American Auto Auction Group, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.39%, 12/30/27(d)	USD	1,716	$1,596,089
Avaya, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 10.00%), 14.83%, 12/15/27(d)		432	108,083
City Brewing Co. LLC, Closing Date Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.07%, 04/05/28		2,637	1,685,328
CML Hyatt Lost Pines, Term Loan, (1-mo. LIBOR US + 3.43%), 8.53%, 09/09/26(d)		16,300	15,983,532
CML La Quinta Resort, Term Loan, (3-mo. LIBOR US + 3.20%), 8.75%, 12/09/26(d)		15,500	15,038,283
CML Lake Tahoe Resort Hotel, Term Loan, (2-mo. LIBOR US + 3.01%), 3.16%, 10/25/26(d)		11,574	11,102,801
CML Paradise Plaza, Term Loan, (1-mo. LIBOR US + 3.60%), 8.88%, 12/07/26(d)		16,800	16,306,330
CML ST Regis Aspen, Term Loan, (1-mo. LIBOR US at 1.00% Floor + 2.90%), 8.05%, 02/09/27(d)		18,600	17,927,381
CML Terranea Resort, Term Loan, (3-mo. CME Term SOFR + 4.35%), 9.43%, 01/01/28(d)		7,900	7,900,000
CML Trigrams, Term Loan, (1-mo. LIBOR US + 2.25%), 8.09%, 09/15/24(d)		27,602	27,494,244
Davis-Standard, LLC, Term Loan, 0.00%, 12/10/28		5,449	5,301,611
Digital Room Holdings, Inc., 2021 Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.67%, 12/21/28		3,587	3,263,806
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27		5,429	5,389,212
ECL Entertainment LLC, Class A, Term Loan, (1- mo. CME Term SOFR at 0.75% Floor + 7.50%), 12.93%, 05/01/28		7,970	7,989,672
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.66%, 12/29/27(d)		4,244	4,031,889
Galaxy Universal LLC, 1st Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 5.75%), 10.98%, 11/12/26(d)		18,593	17,966,887
GoTo Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.27%, 08/31/27		11,563	7,289,844
Green Plains Operating Co. LLC, Term Loan, (3- mo. LIBOR US + 8.00%), 10.51%, 07/20/26(d)		15,514	15,939,695
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 7.15%, 06/22/26		19,245	19,216,210
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at (4.50)% Floor + 5.50%), 10.93%, 09/27/28(d)		2,711	2,168,576
J&J Ventures Gaming LLC, Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.00%), 9.54%, 04/26/28		4,083	4,026,543
Jack Ohio Finance LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 10/04/28		2,105	2,031,001
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.38%, 12/22/26		1,900	1,878,689
Maverick Gaming LLC, Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 7.50%), 12.98%, 09/03/26		3,497	2,635,250

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 01/24/30	USD	523	$417,840
Nielsen Consumer, Inc., 2023 EUR Incremental Term Loan, 03/06/28(q)	EUR	28,689	28,073,774
Profrac Services LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.75%, 03/04/25	USD	5,668	5,661,507
Quartz Acquireco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.82%, 06/28/30(d)		3,960	3,950,100
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 7.75%), 13.18%, 04/27/29		6,772	4,145,412
2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.16%, 04/27/28		5,155	3,928,934
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.74%, 11/22/29		9,476	9,467,058
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.63%, 03/16/27		5,720	5,648,705
Sheraton Austin, CML Term Loan, (1-mo. LIBOR US + 3.48%), 8.33%, 06/01/26(d)		18,180	17,616,620
Signal Parent, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.92%, 04/03/28		4,172	3,386,992
Starwood Property Trust, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.05%), 7.81%, 06/09/26(d)		18,203	17,358,820
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR + 5.00%), 10.59%, 01/21/29		4,260	4,029,355

			346,802,380

Total Floating Rate Loan Interests — 3.7% (Cost: $714,149,075)			681,913,862

Foreign Agency Obligations

Argentina — 0.2%
Argentine Republic Government International Bond
4.13%, 07/09/24(a)(r)		44,033	13,718,692
5.00%, 07/09/24(a)(r)		14,865	5,343,718
1.75%, 07/09/27(a)(r)		35,805	12,306,618
1.00%, 07/09/29		3,751	1,254,226

			32,623,254

Bahrain(c) — 0.0%
Bahrain Government International Bond
5.45%, 09/16/32		1,402	1,283,068
7.50%, 09/20/47		1,082	1,019,439

			2,302,507

Brazil — 1.0%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(s)		591,234	113,363,858
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/25		124,938	26,177,406
Series F, 10.00%, 01/01/27		175,887	36,934,569

			176,475,833

Security	Par (000)	Value

Canada — 0.5%
Canadian Government Bond, 0.25%, 03/01/26	142,065	$96,867,936

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42	2,267	2,003,144

Colombia — 0.2%
Colombia Government International Bond
4.50%, 01/28/26	2,944	2,829,949
3.88%, 03/22/26	655	690,566
3.88%, 04/25/27	1,811	1,663,838
3.13%, 04/15/31	4,564	3,562,202
8.00%, 04/20/33	2,105	2,209,661
Colombian TES
Series B, 5.75%, 11/03/27	27,261,200	5,961,867
Series B, 7.00%, 03/26/31	45,709,300	9,752,279

		26,670,362

Costa Rica — 0.0%
Costa Rica Government International Bond, 6.55%, 04/03/34(c)	951	962,117

Czech Republic — 0.1%
Czech Republic Government Bond, 5.00%, 09/30/30	475,170	23,020,228

Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(c)	1,477	1,490,219
5.95%, 01/25/27(c)	2,074	2,047,619
4.50%, 01/30/30(b)	2,367	2,095,150
7.05%, 02/03/31(b)	655	661,412
4.88%, 09/23/32(b)	3,821	3,307,496

		9,601,896

Egypt(b) — 0.0%
Egypt Government International Bond
8.50%, 01/31/47	1,099	639,574
7.50%, 02/16/61	1,244	677,806

		1,317,380

Guatemala — 0.0%
Guatemala Government Bond
5.25%, 08/10/29(c)	2,070	1,973,869
5.25%, 08/10/29(b)	1,082	1,031,752
3.70%, 10/07/33(c)	1,977	1,608,883
6.60%, 06/13/36(b)	920	941,620
4.65%, 10/07/41(b)	259	208,466

		5,764,590

Hong Kong — 0.0%
Hong Kong Government International Bond
4.50%, 01/11/28	250	251,288
4.63%, 01/11/33(c)	200	204,916

		456,204

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	368	366,598
5.25%, 06/16/29(b)	2,199	2,153,679

		2,520,277

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia — 0.4%
Indonesia Government International Bond
4.55%, 01/11/28	200	$197,190
4.65%, 09/20/32	4,355	4,289,327
4.85%, 01/11/33	200	199,310
5.65%, 01/11/53	200	211,058
Indonesia Treasury Bond
Series FR72, 8.25%, 05/15/36	326,927,000	24,931,436
Series FR98, 7.13%, 06/15/38	646,754,000	45,675,929
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(b)	1,151	1,131,732

		76,635,982

Ivory Coast(c) — 0.0%
Ivory Coast Government International Bond
6.38%, 03/03/28	3,867	3,771,408
5.88%, 10/17/31	641	610,078

		4,381,486

Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(c)	852	828,016

Mexico — 0.9%
Mexican Bonos, Series M, 7.75%, 05/29/31	1,626,470	91,159,054
Mexico Bonos
Series M, 8.50%, 05/31/29	399,386	23,468,489
Series M, 7.50%, 05/26/33	722,485	39,372,277
Mexico Government International Bond
3.75%, 01/11/28	2,037	1,930,241
2.66%, 05/24/31	4,408	3,658,816
4.88%, 05/19/33	871	833,521
6.35%, 02/09/35	395	414,296
6.34%, 05/04/53	385	392,122

		161,228,816

Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(b)	964	969,562

Nigeria — 0.0%
Nigeria Government International Bond
8.38%, 03/24/29(b)	1,336	1,252,246
7.63%, 11/28/47(c)	2,004	1,491,758

		2,744,004

Oman(c) — 0.0%
Oman Government International Bond
6.50%, 03/08/47	2,074	1,990,211
6.75%, 01/17/48	2,489	2,457,912
Oman Sovereign Sukuk Co., 4.40%, 06/01/24	640	629,325

		5,077,448

Panama — 0.1%
Panama Government International Bond
3.88%, 03/17/28	1,010	951,420
3.16%, 01/23/30	2,690	2,354,207
6.40%, 02/14/35	2,292	2,391,267
6.85%, 03/28/54	1,960	2,051,316

		7,748,210

Security	Par (000)	Value

Paraguay — 0.0%
Paraguay Government International Bond, 5.60%, 03/13/48(c)	1,757	$1,547,091

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)	2,203	2,155,393
Peruvian Government International Bond
2.78%, 01/23/31	2,043	1,734,405
1.86%, 12/01/32	3,894	2,955,546

		6,845,344

Philippines — 0.0%
Philippines Government International Bond, 2.65%, 12/10/45	1,200	812,832

Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33	879	867,134
4.25%, 02/14/43(c)	1,170	1,256,120
5.50%, 04/04/53	1,345	1,361,929

		3,485,183

Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)	2,190	2,139,192
2.88%, 03/11/29(c)	2,273	2,200,289
2.50%, 02/08/30(c)	2,392	2,205,628
2.12%, 07/16/31(c)	1,323	1,121,250

		7,666,359

Saudi Arabia — 0.0%
Saudi Government International Bond
4.50%, 04/17/30(c)	2,553	2,502,374
5.00%, 01/18/53(b)	1,940	1,784,393

		4,286,767

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(c)	1,300	1,117,467

South Africa — 0.3%
Republic of South Africa Government Bond
Series 2040, 9.00%, 01/31/40	635,107	27,695,508
Series 2044, 8.75%, 01/31/44	115,982	4,817,332
Republic of South Africa Government International Bond
4.85%, 09/30/29	1,804	1,628,002
5.88%, 04/20/32	1,742	1,595,411
5.00%, 10/12/46	2,881	2,012,148
Series 2030, 8.00%, 01/31/30	252,928	12,676,509
Series 2032, 8.25%, 03/31/32	172,088	8,221,067

		58,645,977

South Korea(c) — 0.0%
Korea National Oil Corp.
4.75%, 04/03/26	200	196,472
4.88%, 04/03/28	200	198,052

		394,524

Spain(b)(c) — 2.9%
Spain Government Bond 2.55%, 10/31/32	235,276	241,346,327

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
Spain Government Bond (continued)
3.15%, 04/30/33		205,950	$220,871,629
3.90%, 07/30/39		23,177	25,684,251
2.90%, 10/31/46		22,348	20,949,776
3.45%, 07/30/66		17,359	16,866,881

			525,718,864

Ukraine(a)(e)(n) — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25(c)		1,244	409,898
7.75%, 09/01/26(c)		3,515	1,107,225
7.25%, 03/15/35(b)		3,049	912,352

			2,429,475

United Kingdom — 0.2%
United Kingdom Gilt, 0.50%, 10/22/61(c)		102,040	40,213,421

Uruguay — 0.0%
Uruguay Government International Bond, 5.75%, 10/28/34		2,256	2,430,344

Total Foreign Agency Obligations — 7.1% (Cost: $1,306,634,393)			1,295,792,900

		Shares

Investment Companies

United States — 2.6%
Industrial Select Sector SPDR Fund(g)		112,009	12,368,034
Invesco QQQ Trust, Series 1(g)		236,000	90,548,480
iShares 0-5 Year TIPS Bond ETF(f)		190,821	18,610,772
iShares Biotechnology ETF(f)(g)		19,698	2,547,148
iShares China Large-Cap ETF(f)		882,789	26,854,441
iShares JP Morgan USD Emerging Markets Bond ETF(f)		273,736	24,001,172
iShares Latin America 40 ETF(f)(g)		371,046	10,563,680
iShares MSCI Brazil ETF(f)		436,853	14,796,211
iShares MSCI Emerging Markets ETF(f)		56,435	2,367,448
iShares Russell Mid-Cap Growth ETF(f)(g)		48,366	4,813,868
SPDR Bloomberg High Yield Bond ETF(g)		95,958	8,900,105
SPDR Gold Shares, B Shares(e)(i)(j)		1,185,903	216,249,412
VanEck J. P. Morgan EM Local Currency Bond ETF(g)		1,063,266	27,538,589
VanEck Semiconductor ETF(e)(g)		59,954	9,629,812

Total Investment Companies — 2.6% (Cost: $440,940,165)			469,789,172

		Par (000)

Non-Agency Mortgage-Backed Securities

Cayman Islands(a)(b) — 0.0%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, (1-mo. Term SOFR + 1.46%), 6.69%, 11/15/36	USD	656	646,570

Security		Par (000)	Value

Cayman Islands (continued)
FS Rialto, Series 2021-FL3, Class A, (1-mo. LIBOR US + 1.25%), 6.59%, 11/16/36	USD	389	$381,339
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. Term SOFR + 1.13%), 6.36%, 07/15/39		3,594	3,513,770
MF1 Ltd., Series 2021-FL6, Class A, (1-mo. Term SOFR + 1.21%), 6.44%, 07/16/36		2,970	2,932,875

			7,474,554

United States — 3.4%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class D, 4.14%, 08/10/35(a)(b)		4,330	3,774,929
Ajax Mortgage Loan Trust(a)(b)
Series 2021-E, Class A1, 1.74%, 12/25/60		22,262	18,805,230
Series 2021-E, Class A2, 2.69%, 12/25/60		3,304	2,674,547
Series 2021-E, Class B1, 3.73%, 12/25/60		2,184	1,748,467
Series 2021-E, Class M1, 2.94%, 12/25/60		1,332	1,052,266
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1-mo. Term SOFR + 3.21%), 8.44%, 04/15/34(a)(b)		5,222	3,487,403
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(b)		1,650	865,975
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, (1-mo. Term SOFR + 1.85%), 7.07%, 05/15/37(a)(b)		8,035	7,974,241
BAMLL Commercial Mortgage Securities Trust(a)(b)
Series 2015-200P, Class D, 3.60%, 04/14/33		730	646,592
Series 2018-DSNY, Class A, (1-mo. Term SOFR + 0.90%), 6.12%, 09/15/34		2,468	2,456,091
Bank, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		1,990	1,834,288
Bayview Commercial Asset Trust(a)(b)
Series 2005-3A, Class M6, (1-mo. Term SOFR + 1.16%), 6.11%, 11/25/35		316	288,100
Series 2006-3A, Class M1, (1-mo. Term SOFR + 0.62%), 5.75%, 10/25/36		345	320,156
BBCMS Mortgage Trust,
Series 2018-TALL, Class C, (1-mo. Term SOFR + 1.32%), 6.54%, 03/15/37(a)(b)		4,880	3,593,207
Beast Mortgage Trust(a)(b)
Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 6.09%, 04/15/36		1,955	1,894,964
Series 2021-SSCP, Class B, (1-mo. Term SOFR + 1.21%), 6.44%, 04/15/36		4,812	4,596,768
Series 2021-SSCP, Class C, (1-mo. Term SOFR + 1.46%), 6.69%, 04/15/36		5,803	5,537,520
Series 2021-SSCP, Class D, (1-mo. Term SOFR + 1.71%), 6.94%, 04/15/36		5,329	5,036,019
Series 2021-SSCP, Class E, (1-mo. Term SOFR + 2.21%), 7.44%, 04/15/36		4,614	4,302,559
Series 2021-SSCP, Class F, (1-mo. Term SOFR + 3.01%), 8.24%, 04/15/36		4,410	4,113,178
Series 2021-SSCP, Class G, (1-mo. Term SOFR + 3.91%), 9.14%, 04/15/36		4,993	4,655,311
Series 2021-SSCP, Class H, (1-mo. Term SOFR + 5.02%), 10.24%, 04/15/36		3,541	3,297,302

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Benchmark Mortgage Trust
Series 2021-B23, Class XA, 1.27%, 02/15/54(a)	USD	54,625	$3,490,501
Series 2021-B25, Class A5, 2.58%, 04/15/54		5,050	4,023,079
BHMS Mortgage Trust(a)(b)
Series 2018-ATLS, Class A, (1-mo. Term SOFR + 1.30%), 6.77%, 07/15/35		6,720	6,563,157
Series 2018-ATLS, Class C, (1-mo. Term SOFR + 1.95%), 7.42%, 07/15/35		1,583	1,515,931
BOCA Commercial Mortgage Trust, Series 2022- BOCA, Class A, (1-mo. Term SOFR + 1.77%), 6.99%, 05/15/39(a)(b)		2,411	2,404,205
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(b)		3,735	3,388,367
BX Commercial Mortgage Trust(b)
Series 2019-XL, Class A, (1-mo. Term SOFR + 1.03%), 6.26%, 10/15/36(a)		1,915	1,908,716
Series 2019-XL, Class G, (1-mo. Term SOFR + 2.41%), 7.64%, 10/15/36(a)		8,011	7,870,142
Series 2019-XL, Class J, (1-mo. Term SOFR + 2.76%), 7.99%, 10/15/36(a)		10,664	10,324,174
Series 2020-VIV4, Class A, 2.84%, 03/09/44		1,425	1,185,294
Series 2020-VKNG, Class G, (1-mo. Term SOFR + 3.36%), 8.59%, 10/15/37(a)		1,050	1,006,544
Series 2021-NWM, Class A, (1-mo. Term SOFR + 1.02%), 6.25%, 02/15/33(a)		18,808	18,287,590
Series 2021-NWM, Class B, (1-mo. Term SOFR + 2.26%), 7.49%, 02/15/33(a)		11,028	10,808,863
Series 2021-NWM, Class C, (1-mo. Term SOFR + 4.36%), 9.59%, 02/15/33(a)		7,282	7,119,699
Series 2021-SOAR, Class G, (1-mo. Term SOFR + 2.91%), 8.14%, 06/15/38(a)		8,546	8,117,685
Series 2021-VINO, Class F, (1-mo. Term SOFR + 2.92%), 8.14%, 05/15/38(a)		7,824	7,431,406
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 6.03%, 10/15/38(a)		2,370	2,316,584
Series 2021-XL2, Class F, (1-mo. Term SOFR + 2.36%), 7.58%, 10/15/38(a)		12,828	12,216,922
BX Trust(a)(b)
Series 2019-OC11, Class D, 3.94%, 12/09/41		8,408	7,017,060
Series 2019-OC11, Class E, 3.94%, 12/09/41		11,784	9,449,487
Series 2021-ARIA, Class E, (1-mo. Term SOFR + 2.36%), 7.58%, 10/15/36		9,187	8,542,603
Series 2021-MFM1, Class E, (1-mo. Term SOFR + 2.36%), 7.59%, 01/15/34		2,857	2,764,272
Series 2021-MFM1, Class F, (1-mo. Term SOFR + 3.11%), 8.34%, 01/15/34		4,431	4,258,602
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class E, (1-mo. Term SOFR + 2.26%), 7.49%, 12/15/37(a)(b)		1,358	1,340,303
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(a)		864	696,841
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4, 4.41%, 11/10/51		2,000	1,886,571
Cold Storage Trust, Series 2020-ICE5, Class A, (1-mo. Term SOFR + 1.01%), 6.24%, 11/15/37(a)(b)		6,007	5,939,250
Commercial Mortgage Trust, Series 2014-CR21, Class A3, 3.53%, 12/10/47		3,655	3,523,913
Credit Suisse Mortgage Capital Certificates Trust(a)(b) 8.55%, 02/15/24(d)		11,900	10,671,179

Security		Par (000)	Value

United States (continued)
Credit Suisse Mortgage Capital Certificates Trust(a)(b) (continued)
Series 2019-ICE4, Class B, (1-mo. Term SOFR + 1.28%), 6.50%, 05/15/36	USD	1,761	$1,751,726
Series 2019-ICE4, Class C, (1-mo. Term SOFR + 1.48%), 6.70%, 05/15/36		1,824	1,811,214
Series 2019-ICE4, Class D, (1-mo. Term SOFR + 1.65%), 6.87%, 05/15/36		5,882	5,835,512
Series 2019-ICE4, Class E, (1-mo. Term SOFR + 2.20%), 7.42%, 05/15/36		5,398	5,339,199
Series 2019-ICE4, Class F, (1-mo. Term SOFR + 2.70%), 7.92%, 05/15/36		8,115	8,023,211
CSAIL Commercial Mortgage Trust
Series 2020-C19, Class A3, 2.56%, 03/15/53		11,759	9,750,404
Series C, Class C5, 4.64%, 11/15/48(a)		640	573,190
Csmc Trust, Series 2020-FACT, Class E, (1-mo. Term SOFR + 4.98%), 10.20%, 10/15/37(a)(b)		1,513	1,349,170
CSMC Trust, Series 2020-NET, Class A, 2.26%, 08/15/37(b)		3,918	3,517,270
DBGS Mortgage Trust(a)(b)
Series 2018-BIOD, Class A, (1-mo. Term SOFR + 1.10%), 6.32%, 05/15/35		786	782,876
Series 2018-BIOD, Class D, (1-mo. Term SOFR + 1.60%), 6.82%, 05/15/35		1,865	1,827,673
Series 2018-BIOD, Class F, (1-mo. Term SOFR + 2.30%), 7.52%, 05/15/35		7,767	7,504,025
DBWF Mortgage Trust(a)(b)
Series 2018-GLKS, Class B, (1-mo. Term SOFR + 1.50%), 6.74%, 12/19/30		2,175	2,152,737
Series 2018-GLKS, Class C, (1-mo. Term SOFR + 1.90%), 7.14%, 12/19/30		1,650	1,629,295
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, (1-mo. Term SOFR + 2.78%), 8.00%, 11/15/38(a)(b)		6,593	6,328,722
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 7.59%, 07/15/38		13,704	13,395,126
Series 2021-ESH, Class E, (1-mo. Term SOFR + 2.96%), 8.19%, 07/15/38		9,579	9,339,345
Freddie Mac STACR REMIC Trust, Series 2022- DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.47%, 01/25/42(a)(b)		2,121	2,122,339
FS Rialto Issuer LLC, Series 2022-FL6, Class A, (1-mo. Term SOFR + 2.58%), 7.83%, 08/17/37(a)(b)		8,341	8,340,832
GCT Commercial Mortgage Trust, Series 2021- GCT D, Class D, (1-mo. Term SOFR + 2.46%), 7.69%, 02/15/38(a)(b)		810	284,347
GS Mortgage Securities Corp. Trust(a)(b)
Series 2021-DM, Class E, (1-mo. Term SOFR + 3.05%), 8.27%, 11/15/36		12,756	12,228,706
Series 2021-ROSS, Class A, (1-mo. Term SOFR + 1.26%), 6.49%, 05/15/26		1,480	1,312,149
Series 2022-ECI, Class A, (1-mo. Term SOFR + 2.19%), 7.42%, 08/15/39		1,358	1,359,783
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.73%, 05/12/53		4,426	3,637,348
Series 2020-GSA2, Class XA, 1.72%, 12/12/53(a)(b)		2,186	189,744
Series 2021-IP, Class A, (1-mo. Term SOFR + 1.06%), 6.29%, 10/15/36(a)(b)		1,493	1,411,190

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Hudson Yards Mortgage Trust, Series 2016-10HY, Class E, 2.98%, 08/10/38(a)(b)	USD	897	$732,680
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		2,215	2,055,174
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2018-WPT, Class DFL, (1-mo. LIBOR US + 2.50%), 7.76%, 07/05/33		1,253	1,045,968
Series 2021-INV5, Class F, (1-mo. Term SOFR + 3.06%), 8.29%, 04/15/38		3,330	3,200,572
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.56%), 7.79%, 04/15/38		7,630	7,371,686
Series 2022-NXSS, Class A, (1-mo. Term SOFR + 2.18%), 7.40%, 09/15/39		1,795	1,797,424
Series 2022-OPO, Class C, 3.56%, 01/05/39		3,082	2,162,943
JP Morgan Mortgage Trust(a)(b)
Series 2021-INV7, Class A2A, 2.50%, 12/25/51		68,149	54,681,709
Series 2021-INV7, Class A3A, 2.50%, 02/25/52		26,651	22,912,764
Series 2021-INV7, Class A4A, 2.50%, 02/25/52		10,574	6,927,086
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5, 4.03%, 03/10/52		4,308	3,868,288
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A, (1-mo. Term SOFR + 0.66%), 5.89%, 12/15/37(a)(b)		1,900	1,871,057
LUXE Trust, Series 2021-TRIP, Class E, (1-mo. Term SOFR + 2.86%), 8.09%, 10/15/38(a)(b)		1,215	1,169,621
MCM Trust, 3.00%, 08/25/28(d)		6,479	4,191,312
MED Trust(a)(b)
Series 2021, Class A, (1-mo. Term SOFR + 1.06%), 6.29%, 11/15/38		1,584	1,546,186
Series 2021, Class F, (1-mo. Term SOFR + 4.11%), 9.34%, 11/15/38		16,332	15,410,938
Series 2021-MDLN, Class G, (1-mo. Term SOFR + 5.36%), 10.59%, 11/15/38		17,548	16,277,888
MF1 Trust, Series 2021-W10, Class F, (1-mo. Term SOFR + 3.37%), 8.59%, 12/15/34(a)(b)		8,512	7,918,345
MHC Commercial Mortgage Trust(a)(b)
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.22%), 7.44%, 04/15/38		11,590	11,306,961
Series 2021-MHC, Class F, (1-mo. Term SOFR + 2.72%), 7.94%, 04/15/38		2,225	2,153,946
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 8.09%, 07/15/38(a)(b)		3,936	3,743,856
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class C, 4.32%, 05/15/48(a)		647	559,648
Series 2016-C32, Class A4, 3.72%, 12/15/49		3,377	3,155,276
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		2,110	1,720,490
Series 2020-L4, Class A3, 2.70%, 02/15/53		2,855	2,399,516
PKHL Commercial Mortgage Trust, Series 2021- MF, Class F, (1-mo. Term SOFR + 3.46%), 8.69%, 07/15/38(a)(b)		1,881	1,456,114
Ready Capital Mortgage Financing LLC, Series 2022-FL10, Class A, (1-mo. Term SOFR + 2.55%), 7.86%, 10/25/39(a)(b)		12,457	12,450,239
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. Term SOFR + 2.25%), 7.48%, 01/19/37(a)(b)		4,557	4,471,556

Security		Par (000)	Value

United States (continued)
SREIT Trust(a)(b)
Series 2021-MFP, Class A, (1-mo. Term SOFR + 0.85%), 6.07%, 11/15/38	USD	1,605	$1,572,723
Series 2021-MFP, Class F, (1-mo. Term SOFR + 2.74%), 7.96%, 11/15/38		9,828	9,446,357
Series 2021-MFP2, Class F, (1-mo. Term SOFR + 2.73%), 7.95%, 11/15/36		4,565	4,382,013
Starwood Trust, Series 2021-FLWR, Class E, (1- mo. Term SOFR + 2.04%), 7.26%, 07/15/36(a)(b)		3,290	3,125,104
TVC DSCR, 0.00%, 02/01/51(d)		31,702	29,132,155
UBS Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.92%, 10/15/52		1,175	997,805
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		2,150	1,875,628
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class AS, 3.87%, 05/15/48		3,230	3,030,357
Series 2017-C38, Class C, 3.90%, 07/15/50		1,305	1,075,090
Series 2017-C41, Class B, 4.19%, 11/15/50		1,656	1,364,754
Series 2018-1745, Class A, 3.75%, 06/15/36(b)		2,162	1,826,335
Series 2020-C58, Class XA, 1.80%, 07/15/53		30,287	2,842,692
Series 2021-C59, Class XA, 1.53%, 04/15/54		24,840	1,997,389

			622,048,831

Total Non-Agency Mortgage-Backed Securities — 3.4% (Cost: $695,584,799)			629,523,385

		Benefical Interest (000)

Other Interests

Canada — 0.1%
Sprott Private Resource Streaming(d)(t)	USD	21,280	21,173,248

Total Other Interests — 0.1% (Cost: $21,471,327)			21,173,248

		Par (000)

Preferred Securities

Capital Trusts — 0.0%(a)(o)

Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)	USD	1,037	889,227

Philippines — 0.0%
Rizal Commercial Banking Corp., 6.50%(c)		1,000	874,740

Thailand — 0.0%
Kasikornbank PCL, 5.28%(c)		300	285,750

United States — 0.0%
USB Capital IX, 6.59%		3,935	3,039,789

			5,089,506

		Shares

Preferred Stocks — 2.7%

Brazil — 0.2%
Bradespar SA		151,190	751,035

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Cia Energetica de Minas Gerais	1,700,610	$4,556,538
Neon Pagamentos SA, Series F(d)	39,435	21,220,368

		26,527,941

China — 0.3%
ByteDance Ltd., Series E -1, (Acquired 11/11/20, Cost: $33,821,714)(d)(h)	308,665	55,521,292

Finland — 0.0%
Aiven, Series D(d)	86,562	7,970,629

Germany — 0.3%
Dr Ing hc F Porsche AG(b)	187,852	22,971,042
Volkswagen AG	23,787	3,151,196
Volocopter GmbH, Series D-2, (Acquired 03/03/21, Cost: $22,418,516)(d)(h)	4,218	27,379,500

		53,501,738

India — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 12/11/20, Cost: $13,030,114)(d)(h)	4,047	3,077,579

Israel(d)(h) — 0.1%
Deep Instinct Ltd.
Series D -2, (Acquired 03/19/21, Cost: $11,638,040)	1,914,819	13,499,474
Series D-4, (Acquired 09/20/22, Cost: $10,933,893)	1,550,832	10,933,365

		24,432,839

Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $3,635,023)(d)(h)	30,817	4,426,854

United Kingdom — 0.1%
10X Future Technologies Holdings Ltd., Series D, (Acquired 05/13/21, Cost: $24,142,699)(d)(h)	637,808	9,036,577

United States(d) — 1.7%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $17,069,096)(h)	31,603	12,192,437
Caresyntax, Inc.
Series C-2	67,497	6,455,413
Series C-3	9,724	779,463
Cruise, Series GClass G, (Acquired 03/25/21, Cost: $9,841,593)(h)	373,495	7,130,020
Databricks, Inc.(h)
Series F, (Acquired 10/22/19, Cost: $11,769,837)	822,138	45,669,766
Series G, (Acquired 02/01/21, Cost: $13,141,188)	222,270	12,347,098
Dream Finders Homes, Inc., 12/31/49	38,156	34,769,655
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $8,339,244)(h)	1,423,565	3,985,982
Farmer’s Business Network, Inc.(h)
Series F, (Acquired 07/31/20, Cost: $8,907,002)	269,447	11,618,555
Series G, (Acquired 09/15/21, Cost: $2,533,428)	40,758	1,757,485
Jumpcloud, Inc.(h)
Series E -1, (Acquired 10/30/20, Cost: $11,778,091)	6,458,349	16,404,206
Series F, (Acquired 09/03/21, Cost: $2,543,928)	424,788	1,078,962
Lessen Nine GmbH Series B	841,086	8,494,969

Security		Shares	Value

United States (continued)
Lessen Nine GmbH (continued) Series C		259,727	$2,623,243
Loadsmart, Inc.(h)
Series C, (Acquired 10/05/20, Cost: $10,694,460)		1,250,814	17,086,119
Series D, (Acquired 01/27/22, Cost: $2,628,040)		131,402	1,794,951
Lookout, Inc., Series F, (Acquired 09/19/14, Cost: $50,945,689)(h)		4,459,883	20,827,654
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $7,559,970)(h)		329,191	4,483,581
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $6,129,221)(h)		892,159	9
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $9,816,152)(h)		1,099,886	5,664,413
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $5,269,814)(h)		200,937	5,678,480
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $9,126,025)(h)		399,649	6,646,163
SambaNova Systems, Inc.(h)
Series C, (Acquired 02/19/20, Cost: $11,739,902)		220,503	18,334,824
Series D, (Acquired 04/09/21, Cost: $6,878,356)		72,390	6,019,228
Sci Ph Parent, Inc., Series F, (Acquired 02/10/23, Cost: $3,949,000), 12/31/79(h)		3,949	3,669,786
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $3,799,839)(h)		252,991	2,800,610
Ursa Major Technologies, Inc.(h)
Series C, (Acquired 09/13/21, Cost: $9,742,600)		1,633,349	10,829,104
Series D, (Acquired 10/14/22, Cost: $1,326,169)		200,098	1,326,650
Verge Genomics, Inc., Series B, (Acquired 11/05/21, Cost: $9,084,159)(h)		1,705,369	11,016,684
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $5,641,940), 10/07/32(h)		1,933,359	6,109,414
Zero Mass Water, Inc.(h)
Series C -1, (Acquired 05/07/20, Cost: $8,796,956)		558,055	16,830,939
Series D, (Acquired 07/05/22, Cost: $1,648,279)		40,240	1,599,138

			306,025,001

			490,520,450

Trust Preferreds — 0.2%

United States — 0.2%
Citigroup Capital XIII, 10/30/40(a)		629,905	18,260,946
Wells Fargo & Co., Series L(o)		5,825	6,867,617

			25,128,563

Total Preferred Securities — 2.9% (Cost: $505,556,570)			520,738,519

		Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 4.7%
Fannie Mae, Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	USD	1,712	1,626,542
Freddie Mac Multifamily Structured Pass Through Certificates, Series KW09, Class X1, 0.80%, 05/25/29(a)		57,711	1,984,852

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates(a)
Series K105, Class X1, 1.52%, 01/25/30	USD	11,826	$916,329
Series K109, Class X1, 1.58%, 04/25/30		15,071	1,229,836
Series K110, Class X1, 1.70%, 04/25/30		8,644	741,703
Series K116, Class X1, 1.42%, 07/25/30		7,753	581,258
Series K120, Class X1, 1.04%, 10/25/30		50,107	2,793,578
Series KL06, Class XFX, 1.36%, 12/25/29		8,414	495,650
Uniform Mortgage-Backed Securities 3.00%, 08/14/53		94,683	82,836,219
3.50%, 08/14/53(u)		559,468	506,875,724
4.50%, 08/14/53(u)		272,345	260,738,730

Total U.S. Government Sponsored Agency Securities — 4.7% (Cost: $854,536,453)			860,820,421

U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 02/15/42		24,926	19,013,712
3.25%, 05/15/42(v)(w)		62,651	54,789,995
3.38%, 08/15/42(v)		36,513	32,479,454
4.00%, 11/15/52(w)		50,893	50,845,488
U.S. Treasury Inflation-Indexed Notes
0.13%, 04/15/27		22,746	21,129,527
0.63%, 07/15/32(v)		74,723	68,521,926
U.S. Treasury Notes, 0.75%, 12/31/23(j)		39,431	38,682,231

Total U.S. Treasury Obligations — 1.6% (Cost: $298,745,281)			285,462,333

		Shares

Warrants

Cayman Islands — 0.0%
Lavoro Ltd., Class A, (Issued 12/27/22, Exercisable
12/27/23, 1 Share for 1 Warrant, Expires
12/27/27, Strike Price USD 11.50)(e)		95,675	74,378

Israel(e) — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22, Cost: $0), (1 Share for 1 Warrant, Expires 09/20/32)(d)(h)		109,339	651,661
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)		49,253	3,940

			655,601

Switzerland — 0.0%
Cie Financiere Richemont SA, (Issued 11/27/20, Exercisable 11/22/23, 0.01 Share for 1 Warrant, Expires 11/22/23, Strike Price CHF 67.00)(e)		4,654	5,734

United States(e) — 0.2%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 03/03/26, Strike Price USD 11.50)		268,681	55,429

Security	Shares	Value

United States (continued)
Caresyntax, Inc., (Expires 06/21/33, Strike Price USD 0.01)(d)	7,660	$732,526
Crown PropTech Acquisitions, (Issued 01/30/23, 1 Share for 1 Warrant, Expires 02/11/26, Strike Price USD 11.50)	162,368	11,366
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(d)	271,336	24,420
Embark Technology, Inc., (Issued/Exercisable 12/28/20, 0.05 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	126,570	1,266
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	146,070	89,103
Flyr Warrants, (Issued 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(d)	35,428	620,698
FreeWire Technologies, Inc., (Expires 04/26/29, Strike Price USD 3.35)(d)	881,598	9
FreeWire Technologies, Inc., (Issued 04/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(d)	927,998	324,799
FreeWire Technologies, Inc., (Issued 05/02/22, Expires 04/26/27, Strike Price USD 3.35)(d)	46,400	16,240
Green Plains, Inc., (Issued 02/05/21, 1 Share for 1 Warrant, Expires 04/28/26, Strike Price USD 22.00)	1,464,976	28,135,113
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 0.01)(d)	181,009	2
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 0.01)(d)	71,829	1
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)d)	28,732	—
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Share for 1 Warrant, Expires 08/02/26, Strike Price USD 11.50)	123,393	4,319
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(g)	111,795	24,349
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	292,348	4,531
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	226,443	4,529
Proof Acquisition Corp. I, (1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50)(d)	271,281	21,702
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	92,406	3,696

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

United States (continued)
Sarcos Technology & Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)		254,485	$8,907
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(d)		295,710	3
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (1 Share for 1 Warrant, Expires 10/07/32) (d)(h)		238,291	681,512

			30,764,520

Total Warrants — 0.2% (Cost: $4,086,196)			31,500,233

Total Long-Term Investments — 96.6% (Cost: $15,245,639,953)			17,678,161,548

	Par (000)

Short-Term Securities

Certificates of Deposit — 0.2%

United States — 0.2%
Citibank N.A., 5.00%, 09/21/23	USD	29,540	29,512,534

			29,512,534

Commercial Paper — 0.5%

France — 0.1%
Societe Generale SA, 5.78%, 03/06/24(x)		15,007	14,492,200

United Kingdom(x) — 0.1%
UBS AG/London, 6.28%, 06/18/24		10,655	10,111,137
UBS AG/London, 6.13%, 06/25/24(b)		10,655	10,099,448

			20,210,585

United States(x) — 0.3%
3M Co., 5.63%, 09/07/23		20,019	19,907,111
HSBC USA, Inc.
5.70%, 11/20/23		7,087	6,963,837
6.64%, 06/24/24		7,000	6,610,601
6.62%, 07/01/24		10,995	10,369,839
Johnson & Johnson, 5.23%, 08/14/23		19,932	19,891,197

			63,742,585

			98,445,370

Security	Shares		Value

Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(f)(y)		657,199,121	$657,199,121
SL Liquidity Series, LLC, Money Market Series, 5.47%(f)(y)(z)		287,766,595	287,824,149

			945,023,270

		Par (000)

Time Deposits — 0.1%

Australia — 0.0%
Australia & New Zealand Banking Group Ltd., 2.61%, 08/01/23	AUD	5,358	3,599,079
Brown Brothers Harriman & Co.
2.60%, 08/01/23	NOK	549	54,184
4.10%, 08/01/23	NZD	90	55,573

			3,708,836

Canada — 0.0%
Brown Brothers Harriman & Co., 3.58%, 08/01/23	CAD	1,485	1,126,202

Denmark — 0.0%
Brown Brothers Harriman & Co., 2.01%, 08/01/23	DKK	367	54,151

Hong Kong — 0.0%
Brown Brothers Harriman & Co., 3.29%, 08/01/23	HKD	15,056	1,930,560

Japan — 0.0%
Sumitomo Bank Tokyo, (0.31%), 08/03/23	JPY	763,774	5,368,671

Singapore — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 2.46%, 08/01/23	SGD	72	54,339

South Africa — 0.0%
Brown Brothers Harriman & Co., 6.27%, 08/01/23	ZAR	44,729	2,501,101

Sweden — 0.0%
Brown Brothers Harriman & Co., 2.26%, 08/01/23	SEK	568	53,981

Switzerland — 0.0%
BNP Paribas, 0.73%, 08/01/23	CHF	1,933	2,216,630

United Kingdom — 0.0%
ING Bank NV, 3.91%, 08/01/23	GBP	3,512	4,506,621

United States — 0.1%
Citibank, New York, 2.38%, 08/01/23(j)	EUR	5,855	6,437,921

			27,959,013

U.S. Treasury Obligations — 2.2%
U.S. Treasury Bills, 5.42%, 11/14/23(x)	USD	1,507	1,483,842

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
U.S. Treasury Inflation-Indexed Notes
0.63%, 01/15/24	USD	266,311	$262,254,110
0.50%, 04/15/24		144,987	141,620,935

			405,358,887

Total Short-Term Securities — 8.2% (Cost: $1,511,535,904)			1,506,299,074

Options Purchased — 0.5% (Cost: $109,003,069)			88,364,980

Total Investments Before TBA Sale Commitments and Options Written — 105.3% (Cost: $16,866,178,926)			19,272,825,602

	Shares

Investments Sold Short

Common Stocks

France — (0.0)%
Pernod Ricard SA		(31,333)	(6,908,035)

United States — (0.3)%
Cloudflare, Inc., Class A(e)		(188,643)	(12,972,979)
JM Smucker Co		(51,256)	(7,721,716)
Palantir Technologies, Inc., Class A(e)		(537,139)	(10,656,838)
Snowflake, Inc., Class A(e)		(72,756)	(12,929,469)

			(44,281,002)

Total Investments Sold Short — (0.3)% (Proceeds: $(46,601,077))			(51,189,037)

	Par (000)

TBA Sale Commitments(u)

United States — (1.9)%
Uniform Mortgage-Backed Securities
3.00%, 08/14/53	USD	(94,682)	(82,836,218)
3.50%, 08/14/53		(202,667)	(183,615,260)
4.50%, 08/14/53		(89,874)	(86,043,823)

Total TBA Sale Commitments — (1.9)% (Proceeds: $(354,026,053))			(352,495,301)

Options Written — (0.4)% (Premiums Received: $(55,517,182))			(75,314,475)

Total Investments, Net of TBA Sale Commitments and Options Written — 102.7% (Cost: $16,410,034,614)			18,793,826,789

Liabilities in Excess of Other Assets — (2.7)%			(490,133,262)

Net Assets — 100.0%			$18,303,693,527

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliate of the Fund.
(g)	All or a portion of this security is on loan.
(h)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $519,732,268, representing 2.8% of its net assets as of period end, and an original cost of $511,439,090.

(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	All or a portion of the security is held by a wholly-owned subsidiary.
(k)	Investment does not issue shares.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	When-issued security.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Perpetual security with no stated maturity date.
(p)	Convertible security.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(s)	Zero-coupon bond.
(t)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)	Represents or includes a TBA transaction.
(v)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(x)	Rates are discount rates or a range of discount rates as of period end.
(y)	Annualized 7-day yield as of period end.
(z)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Par/Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
Bio City Development Co. B.V	$10,915,875	$—		$—		$—	$(704,250)	$10,211,625	140,850,000	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,395,015,218	—		(737,816,097	)(a)	—	—	657,199,121	657,199,121	11,859,073		—
iShares 0-5 Year TIPS Bond ETF	18,921,810	—		—		—	(311,038)	18,610,772	190,821	242,209		—
iShares Biotechnology ETF	2,570,786	—		—		—	(23,638)	2,547,148	19,698	122		—
iShares China Large-Cap ETF	1,952,192	24,261,556		(1,875,426)		250,552	2,265,567	26,854,441	882,789	—		—
iShares iBoxx $ Investment Grade
Corporate Bond ETF	72,644,602	—		—		—	(1,374,518)	71,270,084	660,826	706,095		—
iShares JP Morgan USD Emerging Markets Bond ETF	23,582,357	—		—		—	418,815	24,001,172	273,736	287,167		—
iShares Latin America 40 ETF	9,124,021	—		—		—	1,439,659	10,563,680	371,046	177,633		—
iShares MSCI Brazil ETF	12,349,834	—		—		—	2,446,377	14,796,211	436,853	330,357		—
iShares MSCI Emerging Markets ETF	2,208,302	—		—		—	159,146	2,367,448	56,435	17,503		—
iShares Russell Mid-Cap Growth ETF	—	4,611,800		—		—	202,068	4,813,868	48,366	—		—
Quintis Australia Pty. Ltd.	92,389,186	—		—		—	(33,253,414)	59,129,079	92,389,186	3,189,788		—
Quintis Australia Pty. Ltd.	2,877,422	—		—		—	(2,810,280)	8	82,684,528	—		—
Quintis HoldCo. Pty. Ltd.	289	—		—		—	5	294	43,735,802	—		—
SL Liquidity Series, LLC, Money Market Series	218,636,817	69,145,145	(a)	—		35,232	6,955	287,824,149	287,766,595	248,109	(b)	—

						$285,784	$(31,538,546)	$1,190,189,100		$17,058,056		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	2,478	09/07/23	$315,749	$(575,411)
Euro Bund	6,033	09/07/23	882,227	(9,491,768)
Euro OAT	445	09/07/23	62,402	(636,516)
Nikkei 225 Index	81	09/07/23	18,969	598,142
10-Year Australian Treasury Bonds	3,436	09/15/23	267,400	(2,946,816)
Euro Stoxx Banks Index	2,024	09/15/23	12,721	1,145,376
MSCI Emerging Markets Index	697	09/15/23	36,742	1,644,284
S&P 500 E-Mini Index	1,983	09/15/23	457,528	10,986,608
3-Month SONIA Index	691	09/19/23	210,325	(176,552)
U.S. Long Bond	262	09/20/23	32,652	(696,393)
Ultra U.S. Treasury Bond	1,930	09/20/23	255,725	(5,806,171)
Long Gilt	572	09/27/23	70,567	(220,803)
5-Year U.S. Treasury Note	27,022	09/29/23	2,888,187	(12,580,769)
ICE ECX Emission(a)	21	12/18/23	2,001	31,723

				(18,725,066)

Short Contracts
30-Year Euro Buxl Bond	89	09/07/23	13,169	160,405
Euro BTP	581	09/07/23	74,102	(258,485)
Euro-Schatz	834	09/07/23	96,329	404,723
Nikkei 225 Yen-Denominated	27	09/07/23	3,156	(111,786)
10-Year Japanese Government Treasury Bonds	300	09/12/23	309,563	2,042,588

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
Euro Stoxx 50 Index	63	09/15/23	$3,112	$(111,047)
FTSE 100 Index	73	09/15/23	7,206	(66,697)
NASDAQ 100 E-Mini Index	1,899	09/15/23	602,268	(29,457,368)
Russell 2000 E-Mini Index	159	09/15/23	16,008	(1,012,436)
10-Year U.S. Treasury Note	7,102	09/20/23	791,651	13,127,259
10-Year U.S. Ultra Long Treasury Note	19,486	09/20/23	2,281,080	67,411,901
SPI 200 Index	35	09/21/23	4,340	(179,521)
2-Year U.S. Treasury Note	18,334	09/29/23	3,723,091	3,051,895

				55,001,431

				$36,276,365

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	60,160,000	USD	12,270,039	Citibank N.A.	09/14/23	$358,756
BRL	134,040,751	USD	26,828,003	Citibank N.A.	09/14/23	1,309,848
CNH	180,890,000	USD	25,110,313	JPMorgan Chase Bank N.A.	09/14/23	295,800
COP	50,312,141,000	USD	12,430,117	Standard Chartered Bank	09/14/23	245,893
COP	93,737,850,656	USD	21,937,246	Standard Chartered Bank	09/14/23	1,679,757
CZK	521,710,623	USD	23,942,949	HSBC Bank PLC	09/14/23	26,907
CZK	249,353,638	USD	11,290,485	Toronto-Dominion Bank	09/14/23	166,001
INR	4,627,755,000	USD	55,859,391	Citibank N.A.	09/14/23	345,438
KRW	16,299,530,000	USD	12,496,142	Citibank N.A.	09/14/23	290,712
MYR	22,768,223	USD	5,037,217	Barclays Bank PLC	09/14/23	27,640
MYR	22,770,500	USD	5,048,891	Barclays Bank PLC	09/14/23	16,473
NOK	133,715,677	USD	12,160,762	Deutsche Bank AG	09/14/23	1,051,200
PLN	74,640,000	USD	17,910,018	Bank of America N.A.	09/14/23	683,587
SGD	17,113,288	USD	12,745,509	JPMorgan Chase Bank N.A.	09/14/23	150,196
THB	619,645,000	USD	18,051,242	Citibank N.A.	09/14/23	123,806
THB	1,110,703,570	USD	32,157,023	HSBC Bank PLC	09/14/23	421,455
USD	475,336	EUR	427,773	Morgan Stanley & Co. International PLC	09/14/23	4,022
USD	14,839,671	HUF	5,198,485,000	JPMorgan Chase Bank N.A.	09/14/23	219,076
USD	8,801,401	IDR	131,587,107,063	Morgan Stanley & Co. International PLC	09/14/23	91,964
USD	17,310,548	IDR	257,681,361,523	UBS AG	09/14/23	255,234
USD	56,257,659	INR	4,627,755,000	Barclays Bank PLC	09/14/23	52,831
USD	13,274,373	NOK	133,715,677	Barclays Bank PLC	09/14/23	62,410
ZAR	226,110,000	USD	12,552,183	HSBC Bank PLC	09/14/23	41,960
BRL	540,451,735	USD	108,135,764	Barclays Bank PLC	09/20/23	5,211,767
CAD	169,798,629	USD	127,126,440	JPMorgan Chase Bank N.A.	09/20/23	1,726,556
CHF	286,745,584	USD	318,294,276	HSBC Bank PLC	09/20/23	12,220,385
CNH	131,291,140	USD	18,202,806	JPMorgan Chase Bank N.A.	09/20/23	247,067
CNH	193,732,976	USD	26,807,945	JPMorgan Chase Bank N.A.	09/20/23	416,655
DKK	472,776,663	USD	68,624,067	BNP Paribas SA	09/20/23	1,337,151
EUR	498,630,668	USD	538,869,664	Citibank N.A.	09/20/23	10,680,835
EUR	78,037,530	USD	85,994,954	HSBC Bank PLC	09/20/23	11,716
GBP	30,301,715	EUR	35,090,806	HSBC Bank PLC	09/20/23	221,533
GBP	46,996,829	USD	58,817,796	JPMorgan Chase Bank N.A.	09/20/23	1,508,122
KRW	91,484,631,208	USD	69,835,063	UBS AG	09/20/23	1,960,197
MXN	84,686,085	USD	4,798,545	JPMorgan Chase Bank N.A.	09/20/23	214,345
MXN	1,772,383,326	USD	100,432,544	JPMorgan Chase Bank N.A.	09/20/23	4,481,526
MXN	10,146,829	USD	579,129	Morgan Stanley & Co. International PLC	09/20/23	21,500
MXN	521,965,921	USD	29,785,506	State Street Bank and Trust Co.	09/20/23	1,111,630
NOK	914,933,434	CHF	76,781,907	Bank of America N.A.	09/20/23	1,913,022
NZD	15,761,360	USD	9,629,876	JPMorgan Chase Bank N.A.	09/20/23	160,123
PLN	118,529,124	USD	28,494,770	Barclays Bank PLC	09/20/23	1,024,069

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	46,807,617	USD	34,953,848	JPMorgan Chase Bank N.A.	09/20/23	$328,128
USD	82,700,884	CNH	587,126,653	BNP Paribas SA	09/20/23	194,082
USD	36,991,154	EUR	32,802,591	Bank of America N.A.	09/20/23	838,784
USD	18,143,448	EUR	16,434,729	JPMorgan Chase Bank N.A.	09/20/23	30,415
USD	18,153,657	EUR	16,434,729	JPMorgan Chase Bank N.A.	09/20/23	40,624
USD	63,542,845	EUR	56,891,388	JPMorgan Chase Bank N.A.	09/20/23	841,746
USD	55,294,754	GBP	42,292,545	Citibank N.A.	09/20/23	1,007,334
USD	27,173,842	GBP	21,123,429	JPMorgan Chase Bank N.A.	09/20/23	59,455
USD	292,637,799	JPY	40,557,989,374	Morgan Stanley & Co. International PLC	09/20/23	5,368,922
USD	36,831,635	NOK	369,531,794	Bank of America N.A.	09/20/23	313,995
ZAR	901,778,428	USD	48,074,594	Morgan Stanley & Co. International PLC	09/20/23	2,126,442

						63,539,092

CNH	89,145,000	USD	12,618,192	Citibank N.A.	09/14/23	(97,721)
CZK	448,142,334	USD	20,940,569	State Street Bank and Trust Co.	09/14/23	(350,789)
EUR	22,749,000	USD	25,274,253	Citibank N.A.	09/14/23	(209,687)
HUF	11,110,852,210	USD	31,512,102	JPMorgan Chase Bank N.A.	09/14/23	(263,139)
IDR	375,824,860,000	USD	25,071,705	JPMorgan Chase Bank N.A.	09/14/23	(196,754)
USD	13,881,112	BRL	67,850,738	HSBC Bank PLC	09/14/23	(362,123)
USD	25,282,957	BRL	120,723,589	JPMorgan Chase Bank N.A.	09/14/23	(59,354)
USD	35,894,357	COP	153,627,846,381	Citibank N.A.	09/14/23	(2,811,771)
USD	20,026,449	CZK	437,646,000	Barclays Bank PLC	09/14/23	(81,080)
USD	10,964,136	CZK	239,662,319	Citibank N.A.	09/14/23	(47,085)
USD	12,418,783	CZK	275,387,163	Deutsche Bank AG	09/14/23	(233,807)
USD	693,502	EUR	635,599	Citibank N.A.	09/14/23	(6,793)
USD	604,979	EUR	557,536	The Bank of New York Mellon	09/14/23	(9,307)
USD	1,068,741	EUR	987,415	Toronto-Dominion Bank	09/14/23	(19,180)
USD	1,262,667	EUR	1,166,584	Toronto-Dominion Bank	09/14/23	(22,660)
USD	8,476,880	MXN	148,725,099	JPMorgan Chase Bank N.A.	09/14/23	(336,877)
USD	86,519,574	MXN	1,530,003,489	JPMorgan Chase Bank N.A.	09/14/23	(4,151,598)
USD	12,676,932	SGD	17,113,288	Citibank N.A.	09/14/23	(218,773)
USD	6,938,437	ZAR	128,563,652	Citibank N.A.	09/14/23	(222,454)
USD	17,582,197	ZAR	328,725,546	Citibank N.A.	09/14/23	(727,549)
USD	26,925,795	ZAR	519,700,240	State Street Bank and Trust Co.	09/14/23	(2,021,086)
AUD	422,404,912	USD	286,877,986	Barclays Bank PLC	09/20/23	(2,674,741)
CNH	314,483,694	USD	44,504,089	Bank of America N.A.	09/20/23	(310,824)
CNH	373,041,741	USD	52,643,582	Barclays Bank PLC	09/20/23	(221,365)
CNH	322,923,300	USD	45,414,673	State Street Bank and Trust Co.	09/20/23	(35,420)
HUF	6,891,379,834	USD	19,615,889	Goldman Sachs International	09/20/23	(258,043)
IDR	287,483,652,619	USD	19,222,604	Citibank N.A.	09/20/23	(197,825)
JPY	16,661,708,652	EUR	112,059,565	JPMorgan Chase Bank N.A.	09/20/23	(5,489,512)
JPY	5,103,900,051	USD	36,331,216	JPMorgan Chase Bank N.A.	09/20/23	(180,715)
JPY	167,369,400,345	USD	1,216,692,234	UBS AG	09/20/23	(31,228,644)
TWD	1,966,468,400	USD	64,012,643	Citibank N.A.	09/20/23	(1,315,488)
USD	18,083,517	BRL	87,650,807	Goldman Sachs International	09/20/23	(299,258)
USD	27,180,786	BRL	130,141,603	Goldman Sachs International	09/20/23	(113,473)
USD	117,406,536	BRL	573,378,299	Morgan Stanley & Co. International PLC	09/20/23	(2,846,598)
USD	67,275,476	EUR	61,331,531	Barclays Bank PLC	09/20/23	(319,190)
USD	430,820,373	EUR	392,756,388	Barclays Bank PLC	09/20/23	(2,044,035)
USD	27,302,738	EUR	25,000,619	JPMorgan Chase Bank N.A.	09/20/23	(250,927)
USD	161,304,524	HKD	1,258,901,160	UBS AG	09/20/23	(176,830)
USD	57,367,835	INR	4,748,823,324	Citibank N.A.	09/20/23	(294,632)
USD	45,570,715	JPY	6,494,897,823	Citibank N.A.	09/20/23	(432,108)
USD	18,083,517	MXN	315,078,158	Citibank N.A.	09/20/23	(567,150)
USD	17,921,661	MXN	312,801,338	Goldman Sachs International	09/20/23	(594,233)
USD	27,174,450	MXN	475,376,241	Goldman Sachs International	09/20/23	(964,867)
USD	36,939,059	MXN	633,412,514	HSBC Bank PLC	09/20/23	(555,022)
USD	37,850,253	NOK	407,533,738	Deutsche Bank AG	09/20/23	(2,422,792)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc. .

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,811,554	SEK	266,984,427	Deutsche Bank AG	09/20/23	$(611,690)
USD	9,345,555	ZAR	173,048,822	BNP Paribas SA	09/20/23	(287,887)

						(67,142,856)

						$(3,603,764)

Interest Rate Caps/Floors — Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5Y-30Y CMS Index, Cap	0.07%	Goldman Sachs International	09/27/23	USD 1,192,388	$ 88,893	$2,086,679	$(1,997,786)

					$ 88,893	$2,086,679	$(1,997,786)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	24,126	08/11/23	USD	462.00	USD	1,104,464	$4,969,956
Advanced Micro Devices, Inc.	2,061	08/18/23	USD	130.00	USD	23,578	355,522
Advanced Micro Devices, Inc.	4,047	08/18/23	USD	140.00	USD	46,298	329,831
Alibaba Group Holding Ltd.	1,009	08/18/23	USD	100.00	USD	10,308	590,265
Alphabet Inc. ., Class C	4,768	08/18/23	USD	130.00	USD	63,467	2,276,720
Alphabet Inc. ., Class C	1,823	08/18/23	USD	125.00	USD	24,266	1,462,957
Amazon.com, Inc.	3,988	08/18/23	USD	135.00	USD	53,312	1,994,000
Apple, Inc.	1,843	08/18/23	USD	190.00	USD	36,206	1,608,017
Apple, Inc.	1,013	08/18/23	USD	200.00	USD	19,900	295,290
Applied Materials, Inc.	634	08/18/23	USD	145.00	USD	9,611	591,205
Boston Scientific Corp.	2,213	08/18/23	USD	57.50	USD	11,474	49,793
Boston Scientific Corp.	2,203	08/18/23	USD	55.00	USD	11,423	27,538
ConocoPhillips	2,046	08/18/23	USD	110.00	USD	24,086	1,718,640
D.R. Horton, Inc.	1,217	08/18/23	USD	125.00	USD	15,458	498,970
D.R. Horton, Inc.	610	08/18/23	USD	130.00	USD	7,748	99,125
Delta Air Lines, Inc.	4,078	08/18/23	USD	48.00	USD	18,865	205,939
First Solar, Inc.	566	08/18/23	USD	210.00	USD	11,739	421,670
Freeport-McMoRan, Inc.	1,853	08/18/23	USD	40.00	USD	8,274	907,970
Freeport-McMoRan, Inc.	3,034	08/18/23	USD	39.00	USD	13,547	1,767,305
General Motors Co	2,408	08/18/23	USD	41.00	USD	9,239	38,528
Humana, Inc.	714	08/18/23	USD	465.00	USD	32,618	753,270
Lenar Corp.., Class A	1,218	08/18/23	USD	135.00	USD	15,448	51,765
McCormick & Co., Inc. ., Non-voting Shares	3,536	08/18/23	USD	95.00	USD	31,640	53,040
Micron Technology, Inc.	2,785	08/18/23	USD	72.50	USD	19,882	469,272
Microsoft Corp.	629	08/18/23	USD	330.00	USD	21,129	677,747
Microsoft Corp.	638	08/18/23	USD	340.00	USD	21,432	347,710
Microsoft Corp.	1,939	08/18/23	USD	355.00	USD	65,135	294,728
NVIDIA Corp.	309	08/18/23	USD	420.00	USD	14,439	1,589,032
NVIDIA Corp.	213	08/18/23	USD	435.00	USD	9,953	825,907
salesforce.com, Inc.	425	08/18/23	USD	220.00	USD	9,563	360,187
Shell plc, ADR	3,068	08/18/23	USD	62.50	USD	18,908	153,400
Starbucks Corp.	917	08/18/23	USD	100.00	USD	9,314	357,630
Tesla, Inc.	828	08/18/23	USD	310.00	USD	22,143	86,112
Tesla, Inc.	322	08/18/23	USD	295.00	USD	8,611	75,992
Toll Brothers Inc.	1,220	08/18/23	USD	80.00	USD	9,800	280,600
Toll Brothers Inc.	810	08/18/23	USD	85.00	USD	6,507	40,500
United Airlines Holdings, Inc.	4,086	08/18/23	USD	57.50	USD	22,191	206,343
UnitedHealth Group, Inc.	306	08/18/23	USD	480.00	USD	15,495	889,695
Valero Energy Corp.	777	08/18/23	USD	120.00	USD	10,016	703,185
Walt Disney Co	1,009	08/18/23	USD	95.00	USD	8,969	117,044
D.R. Horton, Inc.	1,011	08/25/23	USD	120.00	USD	12,842	844,185

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Lenar Corp., Class A	1,009	08/25/23	USD	125.00	USD	12,797	$469,185
Advanced Micro Devices, Inc.	844	09/15/23	USD	130.00	USD	9,655	293,290
Advanced Micro Devices, Inc.	506	09/15/23	USD	115.00	USD	5,789	418,715
Alibaba Group Holding Ltd.	1,512	09/15/23	USD	100.00	USD	15,447	1,205,820
Alphabet Inc., Class C	2,033	09/15/23	USD	130.00	USD	27,061	1,321,450
Alphabet Inc., Class C	1,822	09/15/23	USD	125.00	USD	24,253	1,935,875
Amazon.com, Inc.	1,683	09/15/23	USD	145.00	USD	22,498	530,145
Amazon.com, Inc.	1,618	09/15/23	USD	135.00	USD	21,629	1,092,150
Apple, Inc.	2,247	09/15/23	USD	195.00	USD	44,142	1,685,250
Apple, Inc.	2,382	09/15/23	USD	205.00	USD	46,794	687,207
Apple, Inc.	1,012	09/15/23	USD	200.00	USD	19,881	488,290
Applied Materials, Inc.	636	09/15/23	USD	140.00	USD	9,641	963,540
Archer-Daniels-Midland Co.	1,573	09/15/23	USD	82.50	USD	13,364	613,470
Barclays PLC	5,268	09/15/23	GBP	1.60	GBP	8,163	169,017
Delta Air Lines, Inc.	5,304	09/15/23	USD	50.00	USD	24,536	336,804
Edwards Lifesciences Corp.	1,001	09/15/23	USD	85.00	USD	8,215	160,160
Eli Lilly & Co.	228	09/15/23	USD	480.00	USD	10,364	176,130
Ford Motor Co.	7,033	09/15/23	USD	16.00	USD	9,291	31,649
General Motors Co.	2,111	09/15/23	USD	40.00	USD	8,100	179,435
Humana, Inc.	403	09/15/23	USD	450.00	USD	18,410	928,915
Humana, Inc.	102	09/15/23	USD	460.00	USD	4,660	176,970
iShares MSCI Emerging Markets ETF	20,335	09/15/23	USD	43.00	USD	85,305	1,321,775
iShares Russell 2000 ETF	7,320	09/15/23	USD	200.00	USD	145,456	3,583,140
JPMorgan Chase & Co.	3,037	09/15/23	USD	160.00	USD	47,972	987,025
Las Vegas Sands Corp.	2,099	09/15/23	USD	60.00	USD	12,554	548,888
Las Vegas Sands Corp.	890	09/15/23	USD	62.50	USD	5,323	137,060
MGM Resorts International	4,897	09/15/23	USD	50.00	USD	24,862	1,451,960
Microsoft Corp.	1,534	09/15/23	USD	365.00	USD	51,530	448,695
Microsoft Corp.	1,191	09/15/23	USD	355.00	USD	40,008	589,545
Microsoft Corp.	817	09/15/23	USD	360.00	USD	27,445	300,248
NVIDIA Corp.	1,534	09/15/23	USD	430.00	USD	71,682	9,058,270
NVIDIA Corp.	507	09/15/23	USD	500.00	USD	23,692	1,285,245
NVIDIA Corp.	108	09/15/23	USD	485.00	USD	5,047	333,180
NVIDIA Corp.	108	09/15/23	USD	480.00	USD	5,047	355,590
Pfizer, Inc.	3,720	09/15/23	USD	42.50	USD	13,414	24,180
Pfizer, Inc.	3,072	09/15/23	USD	40.00	USD	11,078	56,832
Sabre Corp.	521	09/15/23	USD	5.00	USD	214	11,983
salesforce.com, Inc.	213	09/15/23	USD	230.00	USD	4,793	190,103
salesforce.com, Inc.	213	09/15/23	USD	240.00	USD	4,793	112,358
Starbucks Corp.	460	09/15/23	USD	105.00	USD	4,672	101,660
Tesla, Inc.	613	09/15/23	USD	290.00	USD	16,393	522,582
Tesla, Inc.	160	09/15/23	USD	280.00	USD	4,279	188,000
Tesla, Inc.	160	09/15/23	USD	275.00	USD	4,279	219,600
Toll Brothers Inc.	1,009	09/15/23	USD	80.00	USD	8,105	413,690
Uber Technologies, Inc.	3,382	09/15/23	USD	50.00	USD	16,727	1,011,218
UniCredit SpA	1,289	09/15/23	EUR	23.00	EUR	14,824	510,212
United Rentals, Inc.	659	09/15/23	USD	460.00	USD	30,622	1,654,090
Valero Energy Corp.	2,024	09/15/23	USD	125.00	USD	26,091	1,518,000
Valero Energy Corp.	280	09/15/23	USD	130.00	USD	3,609	133,700
Valero Energy Corp.	388	09/15/23	USD	120.00	USD	5,002	427,770
Vinci SA	890	09/15/23	EUR	110.00	EUR	9,503	148,740
Walt Disney Co.	506	09/15/23	USD	90.00	USD	4,498	188,485
Bunge Ltd.	1,008	10/20/23	USD	105.00	USD	10,954	745,920
Equitrans Midstream Corp.	380	10/20/23	USD	12.00	USD	394	4,750
Sabre Corp.	612	10/20/23	USD	5.50	USD	251	14,688
Sabre Corp.	1,477	10/20/23	USD	5.00	USD	606	50,218
Lenar Corp., Class A	664	11/17/23	USD	135.00	USD	8,422	332,000
NVIDIA Corp.	506	12/15/23	USD	440.00	USD	23,645	3,786,145
Pfizer, Inc.	3,096	01/19/24	USD	47.00	USD	11,164	41,796
Pfizer, Inc.	5,160	01/19/24	USD	50.00	USD	18,607	43,860

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Sabre Corp.	772	01/19/24	USD	6.00	USD	317	$30,494
Sabre Corp.	687	01/19/24	USD	7.00	USD	282	17,862

							76,151,609

Put
Alphabet Inc., Class C	2,434	08/18/23	USD	120.00	USD	32,399	37,727
Amazon.com, Inc.	2,030	08/18/23	USD	120.00	USD	27,137	186,760
Apple, Inc.	2,030	08/18/23	USD	180.00	USD	39,879	106,575
Frontier Communications Parent Inc.	472	08/18/23	USD	12.50	USD	860	5,900
iShares iBoxx $ High Yield Corporate Bond ETF	646	08/18/23	USD	72.00	USD	4,877	3,230
iShares iBoxx $ High Yield Corporate Bond ETF	645	08/18/23	USD	73.00	USD	4,870	3,870
iShares iBoxx $ High Yield Corporate Bond ETF	2,388	08/18/23	USD	74.00	USD	18,029	27,462
iShares iBoxx $ Investment Grade Corporate Bond ETF	907	08/18/23	USD	100.00	USD	9,782	2,721
iShares iBoxx $ Investment Grade Corporate Bond ETF	645	08/18/23	USD	106.00	USD	6,956	14,513
iShares JPMorgan USD Emerging Markets Bond ETF	645	08/18/23	USD	83.00	USD	5,655	4,515
Microsoft Corp.	913	08/18/23	USD	325.00	USD	30,669	250,162
NVIDIA Corp.	305	08/18/23	USD	380.00	USD	14,252	13,420
Pitney Bowes Inc.	540	08/18/23	USD	3.00	USD	213	4,050
SPDR S&P 500 ETF Trust.	2,549	08/18/23	USD	425.00	USD	116,691	67,549
Spirit AeroSystems Holdings, Inc., Class A	250	08/18/23	USD	22.00	USD	796	1,875
Walt Disney Co.	1,499	08/18/23	USD	82.00	USD	13,325	101,183
5-Year U.S. Treasury Note Future	103	08/25/23	USD	106.00	USD	11,009	28,164
Air Transport Services Group, Inc.	439	09/15/23	USD	15.00	USD	885	7,683
Air Transport Services Group, Inc.	332	09/15/23	USD	12.50	USD	669	4,980
Ally Financial, Inc.	686	09/15/23	USD	25.00	USD	2,095	13,720
iShares iBoxx $ High Yield Corporate Bond ETF	10,149	09/15/23	USD	74.00	USD	76,625	365,364
PG&E Corp.	632	09/15/23	USD	13.00	USD	1,113	6,636
PG&E Corp.	776	09/15/23	USD	14.00	USD	1,367	7,760
SPDR S&P 500 ETF Trust.	284	09/15/23	USD	350.00	USD	13,001	5,822
SPDR S&P 500 ETF Trust.	2,672	09/15/23	USD	430.00	USD	122,321	444,888
Viasat, Inc.	182	09/15/23	USD	25.00	USD	563	8,190
Ford Motor Co.	1,365	12/15/23	USD	10.00	USD	1,803	19,793

							1,744,512

							$77,896,121

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
EUR Currency	JPMorgan Chase Bank N.A.	—	08/07/23	USD	1.11	EUR	75,970	$31,490
TOPIX Banks Index	BNP Paribas SA	2,466,917	11/10/23	JPY	239.44	JPY	594,182	181,814
TOPIX Banks Index	Goldman Sachs International	4,109,885	11/10/23	JPY	239.30	JPY	989,907	359,634
TOPIX Banks Index	JPMorgan Chase Bank N.A.	1,646,256	11/10/23	JPY	239.43	JPY	396,517	143,370

								716,308

Put
USD Currency	Morgan Stanley & Co. International PLC	—	09/12/23	MXN	16.60	USD	146,525	1,022,449
S&P 500 Index	Goldman Sachs International	3,365	09/15/23	USD	4,462.00	USD	15,442	106,173
EUR Currency	JPMorgan Chase Bank N.A.	—	09/25/23	USD	1.10	EUR	177,201	1,747,063

								2,875,685

								$3,591,993

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaptions Purchased

	Paid by the Fund	Received by the Fund		Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value

Description	Rate/Reference	Rate/Reference	Frequency
Put
Bought Protection 5-Year Credit Default Swap, 08/18/28	5.00%	CDX.NA.HY.40.V1	Quarterly	BNP Paribas SA	08/16/23	N/R	USD 98.50	USD	18,200	$4,398
Bought Protection 5-Year Credit Default Swap, 08/18/28	5.00%	CDX.NA.HY.40.V1	Quarterly	JPMorgan Chase Bank N.A.	08/16/23	N/R	USD 99.00	USD	17,185	4,417
Bought Protection 5-Year Credit Default Swap, 08/18/28	5.00%	CDX.NA.HY.40.V1	Quarterly	Goldman Sachs International	08/16/23	N/R	USD 100.00	USD	15,920	4,889
Bought Protection 5-Year Credit Default Swap, 08/18/28	5.00%	CDX.NA.HY.40.V1	Quarterly	Bank of America N.A.	08/16/23	N/R	USD 101.50	USD	16,155	10,420
Bought Protection 5-Year Credit Default Swap, 09/22/28	5.00%	CDX.NA.HY.40.V1	Quarterly	Goldman Sachs International	09/20/23	N/R	USD 101.50	USD	16,155	67,231

										$91,355

(a) Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 08/09/33	1-Day SOFR, 5.06%	Quarterly	2.85%	Semi-Annual	Goldman Sachs International	08/07/23	2.85%	USD	98,278	$1
10-Year Interest Rate Swap, 08/11/33	1-Day SOFR, 5.06%	Quarterly	2.85%	Semi-Annual	JPMorgan Chase Bank N.A.	08/09/23	2.85	USD	115,695	1
5-Year Interest Rate Swap, 09/08/28	1-Day SOFR, 5.06%	Quarterly	4.00%	Semi-Annual	Morgan Stanley & Co. International PLC	09/06/23	4.00	USD	494,307	4,221,873
5-Year Interest Rate Swap, 09/14/28	1-Day SOFR, 5.06%	Quarterly	3.65%	Semi-Annual	Citibank N.A.	09/12/23	3.65	USD	251,066	819,393
5-Year Interest Rate Swap, 09/15/28	1-Day SOFR, 5.06%	Quarterly	3.60%	Semi-Annual	Citibank N.A.	09/13/23	3.60	USD	75,199	213,450
10-Year Interest Rate Swap, 09/23/33	1-Day SOFR, 5.06%	Quarterly	2.81%	Semi-Annual	Morgan Stanley & Co. International PLC	09/21/23	2.81	USD	71,287	28,718
10-Year Interest Rate Swap, 09/24/33	1-Day SOFR, 5.06%	Quarterly	2.80%	Semi-Annual	Morgan Stanley & Co. International PLC	09/22/23	2.80	USD	30,538	12,433
2-Year Interest Rate Swap, 10/21/25	1-Day SOFR, 5.06%	Quarterly	2.75%	Semi-Annual	Goldman Sachs International	10/19/23	2.75	USD	139,735	102,416
10-Year Interest Rate Swap, 10/26/33	1-Day SOFR, 5.06%	Quarterly	3.05%	Semi-Annual	Citibank N.A.	10/24/23	3.05	USD	113,447	328,539
10-Year Interest Rate Swap, 11/01/33	1-Day SOFR, 5.06%	Quarterly	2.90%	Semi-Annual	JPMorgan Chase Bank N.A.	10/30/23	2.90	USD	113,447	229,029
10-Year Interest Rate Swap, 11/09/33	1-Day SOFR, 5.06%	Quarterly	2.82%	Semi-Annual	Goldman Sachs International	11/07/23	2.82	USD	46,851	87,085
30-Year Interest Rate Swap, 11/16/53	1-Day SOFR, 5.06%	Quarterly	2.85%	Semi-Annual	Citibank N.A.	11/14/23	2.85	USD	36,175	235,059

										6,277,997

Put
10-Year Interest Rate Swap, 10/26/33	4.55%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Citibank N.A.	10/24/23	4.55	USD	113,447	137,784
10-Year Interest Rate Swap, 11/01/33	4.40%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	JPMorgan Chase Bank N.A.	10/30/23	4.40	USD	113,447	246,223
10-Year Interest Rate Swap, 11/09/33	4.82%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Goldman Sachs International	11/07/23	4.82	USD	46,851	34,614

										418,621

										$6,696,618

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Interest Rate Caps/Floors Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5Y-30Y CMS Index, Cap	0.57%	Goldman Sachs International	09/27/23	USD	1,192,388	$(4,960)	$(612,454)	$607,494
5Y-30Y CMS Index, Floor	(0.68%)	Goldman Sachs International	09/27/23	USD	1,192,388	(1,045,152)	(1,192,388)	147,236

						$(1,050,112)	$(1,804,842)	$754,730

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Advanced Micro Devices, Inc.	4,047	08/18/23	USD	170.00	USD	46,298	$(60,705)
Alibaba Group Holding Ltd.	1,009	08/18/23	USD	110.00	USD	10,308	(207,854)
Alphabet Inc., Class C	3,644	08/18/23	USD	135.00	USD	48,505	(721,512)
Amazon.com, Inc.	3,240	08/18/23	USD	145.00	USD	43,312	(601,020)
Apple, Inc.	2,027	08/18/23	USD	210.00	USD	39,820	(120,607)
Applied Materials, Inc.	1,270	08/18/23	USD	160.00	USD	19,252	(266,700)
Delta Air Lines, Inc.	4,078	08/18/23	USD	55.00	USD	18,865	(10,195)
DexCom, Inc.	364	08/18/23	USD	140.00	USD	4,534	(12,740)
Freeport-McMoRan, Inc.	3,034	08/18/23	USD	45.00	USD	13,547	(377,733)
General Motors Co.	4,816	08/18/23	USD	45.00	USD	18,479	(7,224)
Humana, Inc.	406	08/18/23	USD	495.00	USD	18,547	(129,920)
NVIDIA Corp.	428	08/18/23	USD	485.00	USD	20,000	(476,150)
salesforce.com, Inc.	847	08/18/23	USD	240.00	USD	19,058	(84,700)
Starbucks Corp.	1,836	08/18/23	USD	110.00	USD	18,648	(100,062)
Tesla, Inc.	646	08/18/23	USD	325.00	USD	17,276	(33,592)
Tesla, Inc.	828	08/18/23	USD	340.00	USD	22,143	(23,598)
United Airlines Holdings, Inc.	4,086	08/18/23	USD	65.00	USD	22,191	(14,301)
Valero Energy Corp.	1,557	08/18/23	USD	130.00	USD	20,071	(397,035)
Walt Disney Co.	2,018	08/18/23	USD	100.00	USD	17,938	(98,882)
D.R. Horton, Inc.	1,011	08/25/23	USD	130.00	USD	12,842	(219,892)
Lenar Corp., Class A	1,009	08/25/23	USD	135.00	USD	12,797	(80,720)
Albemarle Corp.	400	09/15/23	USD	240.00	USD	8,491	(156,000)
Alibaba Group Holding Ltd.	1,512	09/15/23	USD	115.00	USD	15,447	(412,776)
Alphabet Inc., Class C	3,051	09/15/23	USD	140.00	USD	40,612	(686,475)
Alphabet Inc., Class C	3,642	09/15/23	USD	135.00	USD	48,479	(1,475,010)
Amazon.com, Inc.	2,357	09/15/23	USD	160.00	USD	31,508	(207,416)
Amazon.com, Inc.	3,240	09/15/23	USD	150.00	USD	43,312	(670,680)
Apple, Inc.	2,382	09/15/23	USD	220.00	USD	46,794	(105,999)
Apple, Inc.	2,026	09/15/23	USD	210.00	USD	39,801	(321,121)
Applied Materials, Inc.	1,268	09/15/23	USD	150.00	USD	19,222	(1,077,800)
CF Industries Holdings, Inc.	550	09/15/23	USD	90.00	USD	4,514	(78,375)
Delta Air Lines, Inc.	5,304	09/15/23	USD	55.00	USD	24,536	(66,300)
Humana, Inc.	201	09/15/23	USD	490.00	USD	9,182	(134,670)
InvesCo QQQ Trust	760	09/15/23	USD	400.00	USD	29,160	(298,300)
iShares iBoxx $ High Yield Corporate Bond ETF	10,149	09/15/23	USD	77.00	USD	76,625	(111,639)
iShares MSCI Emerging Markets ETF	20,335	09/15/23	USD	45.00	USD	85,305	(305,025)
iShares Russell 2000 ETF	7,320	09/15/23	USD	210.00	USD	145,456	(929,640)
JPMorgan Chase & Co.	3,037	09/15/23	USD	170.00	USD	47,972	(148,813)
KLA Corp.	413	09/15/23	USD	550.00	USD	21,226	(431,585)
Micron Technology, Inc.	1,002	09/15/23	USD	80.00	USD	7,153	(86,673)
Microsoft Corp.	1,330	09/15/23	USD	380.00	USD	44,677	(204,155)
NVIDIA Corp.	507	09/15/23	USD	600.00	USD	23,692	(321,945)
NVIDIA Corp.	216	09/15/23	USD	560.00	USD	10,093	(240,300)
NVIDIA Corp.	216	09/15/23	USD	550.00	USD	10,093	(275,940)
salesforce.com, Inc.	425	09/15/23	USD	260.00	USD	9,563	(72,888)
salesforce.com, Inc.	425	09/15/23	USD	250.00	USD	9,563	(128,563)
Starbucks Corp.	920	09/15/23	USD	110.00	USD	9,344	(83,260)
Tesla, Inc.	917	09/15/23	USD	340.00	USD	24,523	(161,392)
Tesla, Inc.	322	09/15/23	USD	310.00	USD	8,611	(142,485)
Tesla, Inc.	322	09/15/23	USD	305.00	USD	8,611	(167,440)
Toll Brothers Inc.	1,009	09/15/23	USD	90.00	USD	8,105	(73,153)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Uber Technologies, Inc.	3,382	09/15/23	USD	55.00	USD	16,727	$(446,424)
Walt Disney Co.	1,013	09/15/23	USD	95.00	USD	9,005	(197,028)
Bunge Ltd.	1,008	10/20/23	USD	120.00	USD	10,954	(136,080)
NVIDIA Corp.	506	12/15/23	USD	530.00	USD	23,645	(1,907,620)
SPDR S&P 500 ETF Trust	597	12/15/23	USD	420.00	USD	27,330	(2,984,403)

							(19,292,515)

Put
Alphabet Inc., Class C	2,434	08/18/23	USD	110.00	USD	32,399	(13,387)
iShares iBoxx $ Investment Grade Corporate Bond ETF	645	08/18/23	USD	103.00	USD	6,956	(2,903)
SPDR S&P 500 ETF Trust	2,549	08/18/23	USD	405.00	USD	116,691	(36,961)
Tesla, Inc.	828	08/18/23	USD	255.00	USD	22,143	(389,160)
Toll Brothers Inc.	1,220	08/18/23	USD	65.00	USD	9,800	(91,500)
Toll Brothers Inc.	810	08/18/23	USD	70.00	USD	6,507	(14,175)
United Airlines Holdings, Inc.	3,037	08/18/23	USD	50.00	USD	16,494	(91,110)
Walt Disney Co.	1,499	08/18/23	USD	75.00	USD	13,325	(17,988)
Albemarle Corp.	400	09/15/23	USD	180.00	USD	8,491	(104,000)
Alibaba Group Holding Ltd.	1,512	09/15/23	USD	80.00	USD	15,447	(69,552)
Apple, Inc.	1,763	09/15/23	USD	175.00	USD	34,634	(149,855)
Eli Lilly & Co.	228	09/15/23	USD	430.00	USD	10,364	(178,410)
Ford Motor Co.	7,033	09/15/23	USD	13.00	USD	9,291	(277,803)
General Motors Co.	2,111	09/15/23	USD	35.00	USD	8,100	(85,496)
iShares iBoxx $ High Yield Corporate Bond ETF	10,149	09/15/23	USD	72.00	USD	76,625	(137,011)
Las Vegas Sands Corp.	2,099	09/15/23	USD	50.00	USD	12,554	(65,069)
Las Vegas Sands Corp.	890	09/15/23	USD	55.00	USD	5,323	(80,100)
MGM Resorts International	4,897	09/15/23	USD	41.00	USD	24,862	(100,389)
Microsoft Corp.	821	09/15/23	USD	300.00	USD	27,579	(150,653)
Microsoft Corp.	817	09/15/23	USD	320.00	USD	27,445	(406,457)
NVIDIA Corp.	507	09/15/23	USD	400.00	USD	23,692	(514,605)
Pfizer, Inc.	6,792	09/15/23	USD	35.00	USD	24,492	(431,292)
SPDR S&P 500 ETF Trust	2,672	09/15/23	USD	400.00	USD	122,321	(161,656)
Tesla, Inc.	917	09/15/23	USD	220.00	USD	24,523	(221,455)
Toll Brothers Inc.	605	09/15/23	USD	70.00	USD	4,860	(48,400)
Uber Technologies, Inc.	3,382	09/15/23	USD	42.50	USD	16,727	(233,358)
UniCredit SpA	1,289	09/15/23	EUR	20.00	EUR	14,824	(143,497)
United Rentals, Inc.	659	09/15/23	USD	400.00	USD	30,622	(240,535)
Valero Energy Corp.	2,024	09/15/23	USD	105.00	USD	26,091	(69,828)
Vinci SA	890	09/15/23	EUR	100.00	EUR	9,503	(132,105)
Bunge Ltd.	1,008	10/20/23	USD	90.00	USD	10,954	(229,320)
Lenar Corp., Class A	664	11/17/23	USD	115.00	USD	8,422	(215,800)
NVIDIA Corp.	506	12/15/23	USD	310.00	USD	23,645	(244,145)

							(5,347,975)

							$(24,640,490)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
EUR Currency	JPMorgan Chase Bank N.A.	—	08/07/23	EUR	1.14	EUR	75,970	$(167)
TOPIX Banks Index	BNP Paribas SA	2,466,917	11/10/23	JPY	262.25	JPY	594,182	(50,251)
TOPIX Banks Index	Goldman Sachs International	4,109,885	11/10/23	JPY	262.09	JPY	989,907	(145,176)
TOPIX Banks Index	JPMorgan Chase Bank N.A.	1,646,256	11/10/23	JPY	262.23	JPY	396,517	(57,804)

								(253,398)

Put
EUR Currency	JPMorgan Chase Bank N.A.	—	08/07/23	EUR	1.08	EUR	37,985	(7,559)
USD Currency	Morgan Stanley & Co. International PLC	—	09/12/23	USD	16.20	USD	146,525	(271,364)
USD Currency	Morgan Stanley & Co. International PLC	—	09/12/23	USD	16.20	USD	73,262	(152,752)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
S&P 500 Index	Goldman Sachs International	3,365	09/15/23	USD	4,007.00	USD	15,442	$(19,586)
EUR Currency	JPMorgan Chase Bank N.A.	—	09/25/23	EUR	1.08	EUR	177,201	(658,728)

								(1,109,989)

								$(1,363,387)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Call
10-Year Interest Rate Swap, 08/11/33	2.55%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	JPMorgan Chase Bank N.A.	08/09/23	2.55%	USD	115,694	$(1)
5-Year Interest Rate Swap, 09/08/28	3.60%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Morgan Stanley & Co. International PLC	09/06/23	3.60	USD	741,461	(1,683,976)
5-Year Interest Rate Swap, 09/14/28	3.30%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Citibank N.A.	09/12/23	3.30	USD	251,066	(235,349)
5-Year Interest Rate Swap, 09/15/28	3.10%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Citibank N.A.	09/13/23	3.10	USD	75,199	(34,859)
2-Year Interest Rate Swap, 10/21/25	2.45%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Goldman Sachs International	10/19/23	2.45	USD	139,735	(41,244)
2-Year Interest Rate Swap, 10/26/25	3.09%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Citibank N.A.	10/24/23	3.09	USD	453,789	(130,033)
2-Year Interest Rate Swap, 11/16/25	2.75%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Citibank N.A.	11/14/23	2.75	USD	361,746	(102,562)
10-Year Interest Rate Swap, 12/16/33	2.40%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Morgan Stanley & Co. International PLC	12/14/23	2.40	USD	61,817	(71,053)

										(2,299,077)

Put
10-Year Interest Rate Swap, 08/09/33	1-Day SOFR, 5.06%	Quarterly	3.75%	Semi-Annual	Goldman Sachs International	08/07/23	3.75	USD	122,848	(379,414)
2-Year Interest Rate Swap, 08/11/25	1-Day SOFR, 5.06%	Quarterly	4.10%	Semi-Annual	JPMorgan Chase Bank N.A.	08/09/23	4.10	USD	485,698	(6,176,382)
2-Year Interest Rate Swap, 08/18/25	1-Day SOFR, 5.06%	Quarterly	4.10%	Semi-Annual	Goldman Sachs International	08/16/23	4.10	USD	904,783	(11,271,705)
5-Year Interest Rate Swap, 09/15/28	1-Day SOFR, 5.06%	Quarterly	4.30%	Semi-Annual	Citibank N.A.	09/13/23	4.30	USD	75,199	(190,292)
10-Year Interest Rate Swap, 10/04/33	1-Day SOFR, 5.06%	Quarterly	3.93%	Semi-Annual	Goldman Sachs International	10/02/23	3.93	USD	120,542	(769,562)
10-Year Interest Rate Swap, 10/15/33	1-Day SOFR, 5.06%	Quarterly	3.50%	Semi-Annual	Goldman Sachs International	10/13/23	3.50	USD	167,168	(3,865,573)
2-Year Interest Rate Swap, 10/15/25	1-Day SOFR, 5.06%	Quarterly	4.25%	Semi-Annual	Citibank N.A.	10/13/23	4.25	USD	724,395	(6,644,715)
2-Year Interest Rate Swap, 10/18/25	1-Day SOFR, 5.06%	Quarterly	4.05%	Semi-Annual	Goldman Sachs International	10/16/23	4.05	USD	368,019	(4,478,064)
2-Year Interest Rate Swap, 10/19/25	1-Day SOFR, 5.06%	Quarterly	4.25%	Semi-Annual	Citibank N.A.	10/17/23	4.25	USD	335,626	(3,087,528)
2-Year Interest Rate Swap, 10/21/25	1-Day SOFR, 5.06%	Quarterly	3.30%	Semi-Annual	Goldman Sachs International	10/19/23	3.30	USD	69,867	(299,848)
5-Year Interest Rate Swap, 10/29/28	1-Day SOFR, 5.06%	Quarterly	4.40%	Semi-Annual	Goldman Sachs International	10/27/23	4.40	USD	253,915	(851,778)
2-Year Interest Rate Swap, 11/16/25	1-Day SOFR, 5.06%	Quarterly	4.75%	Semi-Annual	Citibank N.A.	11/14/23	4.75	USD	144,698	(524,025)
10-Year Interest Rate Swap, 12/16/33	1-Day SOFR, 5.06%	Quarterly	3.60%	Semi-Annual	Morgan Stanley & Co. International PLC	12/14/23	3.60	USD	61,817	(1,365,363)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Put (continued)
5-Year Interest Rate Swap, 01/07/29	1-Day SOFR, 5.06%	Quarterly	4.50%	Semi-Annual	Citibank N.A.	01/05/24	4.50%	USD	126,125	$(563,483)
5-Year Interest Rate Swap, 03/29/29	1-Day SOFR, 5.06%	Quarterly	3.79%	Semi-Annual	JPMorgan Chase Bank N.A.	03/27/24	3.79	USD	350,867	(5,493,677)

										(45,961,409)

										$(48,260,486)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

AVIS Budget Group Inc.	5.00%	Quarterly	12/20/26	USD	12,271	$(1,061,768)	$(1,207,937)	$146,169
CDX.NA.HY.37.V3	5.00	Quarterly	12/20/26	USD	51,319	(2,913,013)	(1,126,860)	(1,786,153)
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	USD	18,263	(305,201)	(22,905)	(282,296)
CDX.NA.HY.40.V1	5.00	Quarterly	06/20/28	USD	8,555	(350,618)	(80,596)	(270,022)
iTraxx.XO.39.V1	5.00	Quarterly	06/20/28	EUR	35,885	(2,092,999)	(277,911)	(1,815,088)

						$(6,723,599)	$(2,716,209)	$(4,007,390)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V2	5.00%	Quarterly	12/20/27	B	USD 22,060	$ 972,684	$ (75,857)	$ 1,048,541
iTraxx.XO.38.V1	5.00	Quarterly	12/20/27	B	EUR 40,907	2,735,513	(1,241,331)	3,976,844

						$ 3,708,197	$ (1,317,188)	$ 5,025,385

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.75%	Annual	1-Day SOFR, 5.06%	Annual	N/A		02/13/24	USD	951,740	$14,312,109	$649	$14,311,460
1-Day SOFR, 5.06%	Annual	4.40%	Annual	N/A		02/13/24	USD	1,794,864	(15,471,286)	1,224	(15,472,510)
28-Day MXIBTIIE, 11.51%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	679,790	(1,624,590)	35	(1,624,625)
28-Day MXIBTIIE, 11.51%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	679,790	(1,578,857)	36	(1,578,893)
1-Day SOFR, 5.06%	Annual	4.50%	Annual	N/A		03/09/24	USD	804,770	(6,583,967)	1,595	(6,585,562)
2.47%	Annual	1-Day SONIA, 4.93%	Annual	N/A		04/03/24	GBP	512,248	18,510,584	(18,331)	18,528,915
1-Day SONIA, 4.93%	Annual	3.22%	Annual	N/A		04/03/24	GBP	1,024,497	(27,529,913)	24,860	(27,554,773)
1-Day SOFR, 5.06%	Annual	2.65%	Annual	N/A		05/02/24	USD	1,463,855	(39,347,427)	119,427	(39,466,854)
1.00%	Annual	6-mo. EURIBOR, 3.93%	Semi-Annual	N/A		05/04/24	EUR	706,928	22,034,353	2,003	22,032,350
6-mo. EURIBOR, 3.93%	Semi-Annual	1.75%	Annual	N/A		05/04/24	EUR	1,413,856	(32,702,658)	4,006	(32,706,664)
1-Day SOFR, 5.06%	Annual	4.46%	Annual	N/A		07/12/24	USD	889,811	(8,011,635)	2,751	(8,014,386)
1-Day SOFR, 5.06%	Annual	5.37%	Annual	N/A		07/12/24	USD	454,851	(81,357)	1,415	(82,772)
1-Day SOFR, 5.06%	Annual	5.37%	Annual	N/A		07/12/24	USD	454,851	(68,131)	1,415	(69,546)
1-Day SONIA, 4.93%	Annual	4.26%	Annual	09/06/23	(a)	09/06/24	GBP	260,709	(5,044,077)	826	(5,044,903)
28-Day MXIBTIIE, 11.51%	Monthly	9.78%	Monthly	N/A		02/04/25	MXN	2,874,182	(1,117,716)	504	(1,118,220)
28-Day MXIBTIIE, 11.51%	Monthly	9.79%	Monthly	N/A		02/04/25	MXN	1,437,091	(546,634)	252	(546,886)
28-Day MXIBTIIE, 11.51%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	1,437,091	(528,299)	252	(528,551)
2.00%	Annual	1-Day SOFR, 5.06%	Annual	N/A		02/17/25	USD	148,033	8,719,831	511	8,719,320
1-Day SOFR, 5.06%	Annual	2.60%	Annual	N/A		02/17/25	USD	496,209	(23,483,269)	1,714	(23,484,983)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1-Day SOFR, 5.06%	Annual	2.70%	Annual	N/A		02/17/25	USD	496,209	$(22,525,638)	$1,714	$(22,527,352)
1-Day SOFR, 5.06%	Annual	4.03%	Annual	N/A		03/10/25	USD	891,710	(17,264,577)	1,802	(17,266,379)
2.72%	Annual	1-Day SOFR, 5.06%	Annual	N/A		05/02/25	USD	1,840,036	79,126,639	(311,711)	79,438,350
1-Day SOFR, 5.06%	Annual	3.75%	Annual	N/A		12/15/25	USD	109,840	(2,869,821)	672	(2,870,493)
1-Day SOFR, 5.06%	Annual	3.81%	Annual	N/A		12/19/25	USD	116,833	(2,855,074)	718	(2,855,792)
28-Day MXIBTIIE, 11.51%	Monthly	6.48%	Monthly	N/A		08/12/26	MXN	580,343	(2,375,897)	217	(2,376,114)
28-Day MXIBTIIE, 11.51%	Monthly	6.47%	Monthly	N/A		08/13/26	MXN	796,887	(3,272,632)	298	(3,272,930)
28-Day MXIBTIIE, 11.51%	Monthly	6.42%	Monthly	N/A		08/14/26	MXN	649,632	(2,715,076)	240	(2,715,316)
28-Day MXIBTIIE, 11.51%	Monthly	6.44%	Monthly	N/A		08/14/26	MXN	394,136	(1,631,581)	147	(1,631,728)
28-Day MXIBTIIE, 11.51%	Monthly	6.42%	Monthly	N/A		08/17/26	MXN	585,216	(2,428,706)	213	(2,428,919)
3-mo. KRW CDC, 3.74%	Quarterly	3.38%	Quarterly	09/20/23	(a)	09/20/26	KRW	33,566,110	(188,845)	254	(189,099)
3-mo. KRW CDC, 3.74%	Quarterly	3.38%	Quarterly	09/20/23	(a)	09/20/26	KRW	33,566,110	(182,844)	255	(183,099)
3-mo. KRW CDC, 3.74%	Quarterly	3.39%	Quarterly	09/20/23	(a)	09/20/26	KRW	33,561,075	(179,066)	255	(179,321)
1-Day SOFR, 5.06%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	96,874	(49,200)	429	(49,629)
1-Day SOFR, 5.06%	Annual	2.67%	Annual	N/A		05/02/27	USD	205,746	(11,891,465)	(117,471)	(11,773,994)
1-Day SOFR, 5.06%	Annual	2.91%	Annual	N/A		10/06/27	USD	225,508	(13,120,468)	1,751	(13,122,219)
1-Day SONIA, 4.93%	Annual	3.18%	Annual	02/10/27	(a)	02/10/28	GBP	849,941	(7,130,887)	4,686	(7,135,573)
1-Day SONIA, 4.93%	Annual	4.86%	Annual	N/A		06/20/28	GBP	62,860	80,286	(160)	80,446
0.02%	Annual	6-mo. EURIBOR, 3.93%	Semi-Annual	N/A		08/26/31	EUR	103,788	26,156,727	1,956	26,154,771
1-Day SOFR, 5.06%	Annual	2.65%	Annual	N/A		05/02/32	USD	793,039	(67,270,285)	659,487	(67,929,772)
2.58%	Annual	1-Day SOFR, 5.06%	Annual	N/A		05/24/32	USD	159,068	14,148,361	(140,226)	14,288,587
2.60%	Annual	1-Day SOFR, 5.06%	Annual	N/A		05/26/32	USD	26,061	2,275,595	371	2,275,224
1-Day SOFR, 5.06%	Annual	3.47%	Annual	N/A		10/04/32	USD	96,111	(2,580,897)	1,394	(2,582,291)
1-Day SOFR, 5.06%	Annual	3.42%	Annual	N/A		10/05/32	USD	53,594	(1,676,780)	801	(1,677,581)
1-Day SOFR, 5.06%	Annual	3.05%	Annual	N/A		10/28/32	USD	118,850	(7,454,974)	1,788	(7,456,762)
1-Day SOFR, 5.06%	Annual	2.88%	Annual	N/A		11/02/32	USD	120,735	(9,317,490)	1,820	(9,319,310)
1-Day SOFR, 5.06%	Annual	2.92%	Annual	N/A		11/04/32	USD	121,431	(8,957,575)	1,833	(8,959,408)
1-Day SOFR, 5.06%	Annual	2.90%	Annual	N/A		11/15/32	USD	193,694	(14,579,719)	2,930	(14,582,649)
1-Day SOFR, 5.06%	Annual	3.20%	Annual	N/A		11/28/32	USD	103,131	(5,122,402)	1,565	(5,123,967)
1-Day ESTR, 1,135.94%	Annual	2.34%	Annual	01/19/28	(a)	01/19/33	EUR	74,318	(1,255,621)	1,041	(1,256,662)
1-Day SOFR, 5.06%	Annual	3.14%	Annual	05/12/28	(a)	05/12/33	USD	135,199	(1,046,198)	1,246	(1,047,444)
28-Day MXIBTIIE, 11.51%	Monthly	8.17%	Monthly	N/A		06/10/33	MXN	950,000	(558,167)	886	(559,053)
3.24%	Annual	1-Day SOFR, 5.06%	Annual	08/09/23	(a)	08/09/33	USD	60,101	2,168,679	971	2,167,708
3-mo. JIBAR, 8.45%	Quarterly	9.90%	Quarterly	09/20/23	(a)	09/20/33	ZAR	276,671	534,273	273	534,000
3-mo. JIBAR, 8.45%	Quarterly	9.90%	Quarterly	09/20/23	(a)	09/20/33	ZAR	138,336	267,640	135	267,505
3-mo. JIBAR, 8.45%	Quarterly	9.92%	Quarterly	09/20/23	(a)	09/20/33	ZAR	138,336	278,464	137	278,327
2.61%	Annual	1-Day SOFR, 5.06%	Annual	N/A		05/02/42	USD	19,667	2,739,870	46,115	2,693,755
2.43%	Annual	1-Day SOFR, 5.06%	Annual	N/A		05/02/52	USD	577,068	101,866,692	(1,236,723)	103,103,415

									$(81,001,598)	$(922,747)	$(80,078,851)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency

Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	2.69%	Monthly	08/15/32	EUR 14,565	$(418,070)	$303	$(418,373)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Pitney Bowes, Inc.	1.00%	Quarterly	Barclays Bank PLC	06/20/24	USD	410	$19,145	$24,630	$(5,485)
Staples Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	790	23,234	41,324	(18,090)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Pitney Bowes, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/25	USD	1,210	$182,645	$200,814	$(18,169)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	800	120,756	159,293	(38,537)
General Electric Co.	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	3,320	(46,899)	53,725	(100,624)
Borgwarner Inc.	1.00	Quarterly	BNP Paribas SA	12/20/27	USD	1,330	(25,994)	16,411	(42,405)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	480	171,508	110,524	60,984
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	270	96,473	65,352	31,121
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	400	142,924	99,732	43,192
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	490	175,081	112,884	62,197
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	675	241,184	159,615	81,569
Xerox Corp.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	470	30,953	48,573	(17,620)
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	USD	790	52,028	81,859	(29,831)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	12,300	(67,935)	430,516	(498,451)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	7,200	(39,767)	243,519	(283,286)
Ford Motor Company	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/28	USD	2,415	(264,101)	(117,544)	(146,557)
MetLife, Inc.	1.00	Quarterly	BNP Paribas SA	06/20/28	USD	1,165	(5,340)	8,575	(13,915)
Paramount Global, Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	425	23,704	17,668	6,036
Paramount Global, Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	395	22,045	16,431	5,614
Paramount Global, Class B	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	1,955	109,084	85,267	23,817
Simon Property Group., LP	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	4,065	(27,899)	91,840	(119,739)
Southwest Airlines, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	4,070	(10,463)	60,275	(70,738)

							$922,366	$2,011,283	$(1,088,917)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Vistra Operations Company LLC	5.00%	Quarterly	JP Morgan Chase Bank	12/20/25	BB		USD 2,125		$159,230	$90,592	$68,638

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

12.62%	Annual	1-Day BZDIOVER, 0.05%	Annual	Citibank N.A.	N/A	01/02/24	BRL 850,531	$(13,823)	$—	$(13,823)
1-Day BZDIOVER, 0.05%	Annual	13.15%	Annual	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL 435,468	3,065,958	—	3,065,958
1-Day BZDIOVER, 0.05%	Annual	13.18%	Annual	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL 435,248	3,113,806	—	3,113,806
1-Day BZDIOVER, 0.05%	Annual	13.22%	Annual	Citibank N.A.	N/A	01/02/25	BRL 228,965	1,675,271	—	1,675,271
1-Day BZDIOVER, 0.05%	Annual	9.39%	Annual	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL 289,615	(4,184,806)	—	(4,184,806)
1-Day BZDIOVER, 0.05%	Annual	9.42%	Annual	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL 315,948	(4,491,327)	—	(4,491,327)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1-Day BZDIOVER, 0.05%	Annual	11.27%	Annual	BNP Paribas SA	N/A	01/02/26	BRL 27,959	$141,723	$—	$141,723
1-Day BZDIOVER, 0.05%	Annual	11.56%	Annual	Barclays Bank PLC	N/A	01/02/26	BRL 27,208	175,376	—	175,376
1-Day BZDIOVER, 0.05%	Annual	11.76%	Annual	Citibank N.A.	N/A	01/02/26	BRL 21,092	158,151	—	158,151
1-Day BZDIOVER, 0.05%	Annual	11.78%	Annual	JPMorgan Chase Bank N.A.	N/A	01/02/26	BRL 22,021	166,851	—	166,851
1-Day BZDIOVER, 0.05%	Annual	11.82%	Annual	Barclays Bank PLC	N/A	01/02/26	BRL 36,332	284,829	—	284,829
1-Day BZDIOVER, 0.05%	Annual	11.83%	Annual	Morgan Stanley & Co. International PLC	N/A	01/02/26	BRL 38,726	305,797	—	305,797
1-Day BZDIOVER, 0.05%	Annual	10.01%	Annual	Goldman Sachs International	N/A	01/04/27	BRL 175,403	(98,938)	—	(98,938)
1-Day BZDIOVER, 0.05%	Annual	10.03%	Annual	BNP Paribas SA	N/A	01/04/27	BRL 122,264	(32,101)	—	(32,101)
1-Day BZDIOVER, 0.05%	Annual	10.05%	Annual	Goldman Sachs International	N/A	01/04/27	BRL 347,460	(49,732)	—	(49,732)
1-Day BZDIOVER, 0.05%	Annual	10.10%	Annual	Bank of America N.A.	N/A	01/04/27	BRL 130,062	22,227	—	22,227
1-Day BZDIOVER, 0.05%	Annual	10.12%	Annual	Bank of America N.A.	N/A	01/04/27	BRL 173,308	53,345	—	53,345
1-Day BZDIOVER, 0.05%	Annual	10.12%	Annual	BNP Paribas SA	N/A	01/04/27	BRL 928	286	—	286
1-Day BZDIOVER, 0.05%	Annual	10.12%	Annual	BNP Paribas SA	N/A	01/04/27	BRL 166,281	54,028	—	54,028

								$346,921	$—	$346,921

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency

Fixed, 0.00%	Quarterly	Citi Equity US 1W Volatility Carry Index	Quarterly	Citibank N.A.	N/A	09/15/23	USD 8,386	$7,551	$—	$7,551
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Day SOFR, 5.06%	Monthly	BNP Paribas SA	N/A	09/15/23	USD 12,696	(40,485)	—	(40,485)
1-Day SOFR minus 0.75%, 5.06%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	09/15/23	USD 25,311	52,448	—	52,448
1-Day SOFR minus 0.50%, 5.06%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Goldman Sachs & Co. LLC	N/A	09/15/23	USD 20,334	(66,109)	—	(66,109)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency

1-Day SOFR minus 0.40%, 5.06%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	09/15/23	USD 20,277	$24,412	$—	$24,412
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	1-Day SOFR minus 0.35%, 5.06%	Monthly	BNP Paribas SA	N/A	09/15/23	USD 67,951	266,368	—	266,368
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	1-Day SOFR minus 0.35%, 5.06%	Monthly	JP Morgan Chase Bank	N/A	09/15/23	USD 73,972	289,969	—	289,969
1-Day SOFR minus 0.75%, 5.06%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JP Morgan Chase Bank	N/A	09/20/23	USD 30,349	87,231	—	87,231
1-Day SOFR minus 0.40%, 5.06%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Goldman Sachs & Co. LLC	N/A	09/20/23	USD 20,337	(69,651)	—	(69,651)

								$551,734	$—	$551,734

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(a)	02/26/24 – 02/24/28	$(186,823,791)	$(2,932,121	)(b)	$(190,013,408)	1.0%
	Monthly	JPMorgan Chase Bank N.A.(c)	02/08/24 – 02/15/24	(253,360,215)	(23,419,893	)(d)	(277,116,035)	1.4

					$(26,352,014)		$(467,129,443)

(b)	Amount includes $257,496 of net dividends and financing fees.
(d)	Amount includes $335,927 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)
Range:	0-139 basis points	15-700 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 02/26/24 - 02/24/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Brazil
MercadoLibre, Inc.	33	$40,856	(0.0)%

United States
Dollar General Corp.	124	20,939	(0.0)

Total Reference Entity — Long		61,795

Reference Entity — Short

Common Stocks

Belgium
D’ieteren Group	(6,662)	(1,163,493)	0.6

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	(170,638)	(2,096,552)	1.1
Suzano SA	(61,279)	(622,930)	0.3

		(2,719,482)

Canada
Intact Financial Corp.	(17,996)	(2,658,629)	1.4
Power Corp. of Canada	(113,914)	(3,227,412)	1.7
Restaurant Brands International, Inc.	(33,980)	(2,601,358)	1.4

		(8,487,399)

China
China Overseas Land & Investment Ltd.	(593,500)	(1,407,882)	0.7
China Vanke Co. Ltd., Class H	(509,022)	(721,463)	0.4
Li Ning Co. Ltd.	(119,000)	(725,475)	0.4
Prosus NV	(6,324)	(500,275)	0.3
Xiaomi Corp., Class B	(1,278,400)	(2,033,782)	1.1
XPeng, Inc., Class A	(803,800)	(8,574,076)	4.5
Zhuzhou CRRC Times Electric Co. Ltd.	(247,800)	(987,875)	0.5
ZTE Corp.	(163,000)	(596,552)	0.3

		(15,547,380)

Denmark
Tryg A/S	(44,055)	(869,813)	0.5

Finland
Metso Oyj	(97,855)	(1,112,031)	0.6
Nordea Bank Abp	(122,846)	(1,390,412)	0.7

		(2,502,443)

Germany
Infineon Technologies AG	(14,781)	(649,410)	0.3
Vonovia SE	(281,147)	(6,550,719)	3.5

		(7,200,129)

Italy
Nexi SpA	(141,959)	(1,229,365)	0.7
Telecom Italia SpA	(12,009,928)	(3,462,119)	1.8

		(4,691,484)

Japan
Advantest Corp.	(3,800)	(525,578)	0.3
ENEOS Holdings, Inc.	(526,600)	(1,910,578)	1.0
Hitachi Ltd.	(8,300)	(543,355)	0.3

Security	Shares	Value	% of Basket Value

Japan (continued)
Lasertec Corp.	(19,900)	$(3,012,498)	1.6%
MatsukiyoCocokara & Co.	(91,100)	(5,331,319)	2.8
Mercari, Inc.	(22,000)	(557,311)	0.3
Mitsubishi Estate Co. Ltd.	(61,000)	(747,597)	0.4
Olympus Corp.	(93,300)	(1,522,369)	0.8
Open House Group Co. Ltd.	(21,300)	(810,514)	0.4
Recruit Holdings Co. Ltd.	(161,600)	(5,597,121)	2.9
RENOVA, Inc.	(9,700)	(102,454)	0.1
SoftBank Group Corp.	(17,600)	(895,178)	0.5
Sony Group Corp.	(9,900)	(928,503)	0.5
SUMCO Corp.	(188,900)	(2,752,635)	1.4
TDK Corp.	(15,100)	(578,455)	0.3

		(25,815,465)

Mexico
America Movil SAB de C.V., Series B	(7,159,480)	(7,503,665)	3.9

Netherlands
Koninklijke Philips NV	(59,042)	(1,226,517)	0.6

Norway
Aker ASA, Class A, A Shares	(4,345)	(276,286)	0.1
Aker BP ASA, Class A	(101,764)	(2,850,672)	1.5
Nordic Semiconductor ASA	(33,504)	(493,408)	0.3
Salmar ASA	(29,542)	(1,364,796)	0.7

		(4,985,162)

Poland
KGHM Polska Miedz SA	(56,250)	(1,739,618)	0.9
LPP SA	(251)	(863,426)	0.5

		(2,603,044)

South Korea
Hanwha Solutions Corp.	(8,505)	(252,422)	0.2
Kakao Corp.	(86,407)	(3,478,480)	1.8

		(3,730,902)

Sweden
EQT AB	(48,896)	(1,167,983)	0.6
Fastighets AB Balder, Class B, B Shares	(195,611)	(912,813)	0.5
Sagax AB	(24,071)	(534,512)	0.3
Sandvik AB	(30,599)	(621,543)	0.3
Trelleborg AB, B Shares	(35,551)	(946,462)	0.5

		(4,183,313)

Switzerland
SIG Group AG	(218,826)	(5,850,021)	3.1
Straumann Holding AG, Registered Shares	(12,234)	(2,024,396)	1.0

		(7,874,417)

United Kingdom
Rentokil Initial PLC	(194,133)	(1,582,991)	0.8

United States
Airbnb, Inc., Class A	(3,861)	(587,607)	0.3
Arch Capital Group Ltd.	(10,728)	(833,458)	0.4
Blackstone, Inc.	(49,407)	(5,177,360)	2.7
Broadcom, Inc.	(731)	(656,913)	0.3
Broadridge Financial Solutions, Inc.	(6,398)	(1,074,352)	0.6
Celanese Corp., Class A	(16,911)	(2,120,470)	1.1
Charles River Laboratories International, Inc.	(7,186)	(1,505,754)	0.8
Church & Dwight Co., Inc.	(23,800)	(2,276,946)	1.2
Constellation Energy Corp.	(96,190)	(9,296,764)	4.9
CoStar Group, Inc.	(7,857)	(659,752)	0.3
DaVita, Inc.	(5,974)	(609,288)	0.3

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

United States (continued)
Discover Financial Services	(7,527)	$(794,475)	0.4%
Equifax, Inc.	(15,415)	(3,145,893)	1.7
Illumina, Inc.	(21,782)	(4,185,411)	2.2
Iron Mountain, Inc.	(15,136)	(929,350)	0.5
Kimco Realty Corp.	(33,272)	(674,091)	0.4
KKR & Co., Inc.	(36,813)	(2,185,956)	1.2
Lamb Weston Holdings, Inc.	(52,367)	(5,426,792)	2.9
Marvell Technology, Inc.	(27,024)	(1,760,073)	0.9
Newell Brands, Inc.	(322,753)	(3,601,924)	1.9
Occidental Petroleum Corp.	(16,865)	(1,064,688)	0.6
Old Dominion Freight Line, Inc.	(174)	(72,991)	0.0
Oracle Corp.	(13,949)	(1,635,241)	0.9
Paramount Global, Class B	(455,062)	(7,294,644)	3.8
Quanta Services, Inc.	(23,265)	(4,690,689)	2.5
Raymond James Financial, Inc.	(11,030)	(1,214,072)	0.6
Realty Income Corp.	(12,649)	(771,210)	0.4
Republic Services, Inc., Class A	(34,409)	(5,199,544)	2.7
Revvity, Inc.	(5,500)	(676,225)	0.4
Southwest Airlines Co.	(17,947)	(613,070)	0.3
Take-Two Interactive Software, Inc.	(62,887)	(9,617,938)	5.1
Teledyne Technologies, Inc.	(12,293)	(4,727,027)	2.5
Welltower, Inc.	(6,396)	(525,431)	0.3

		(85,605,399)

Preferred Stocks

Germany
Porsche Automobil Holding SE	(9,061)	(534,652)	0.3
Sartorius AG	(3,025)	(1,248,053)	0.6

Total Reference Entity — Short		(190,075,203)

Net Value of Reference Entity — Citibank N.A.		$(190,013,408)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/08/24 - 02/15/24:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Australia
Brambles Ltd.	(122,071)	$(1,154,886)	0.4%
Computershare Ltd.	(527,778)	(8,901,110)	3.2
Evolution Mining Ltd.	(220,438)	(553,400)	0.2
Fortescue Metals Group Ltd.	(42,542)	(625,398)	0.2
IDP Education Ltd.	(58,421)	(979,043)	0.3
IGO Ltd.	(106,347)	(993,734)	0.4
Lendlease Corp Ltd.	(121,826)	(708,244)	0.3
Lynas Rare Earths Ltd.	(347,384)	(1,574,423)	0.6
Macquarie Group Ltd.	(13,586)	(1,602,196)	0.6
Mineral Resources Ltd.	(71,588)	(3,458,901)	1.2
Pilbara Minerals Ltd.	(204,220)	(668,115)	0.2
Santos Ltd.	(152,196)	(818,965)	0.3

Security	Shares	Value	% of Basket Value

Australia (continued)
Suncorp Group Ltd.	(138,880)	$(1,330,751)	0.5%
Woodside Energy Group Ltd.	(29,726)	(766,193)	0.3

		(24,135,359)

Belgium
D’ieteren Group	(8,719)	(1,522,740)	0.6

Brazil
Banco BTG Pactual SA	(121,806)	(876,050)	0.3
BRF SA	(289,513)	(597,546)	0.2
Cia Siderurgica Nacional SA	(210,094)	(614,898)	0.2
Equatorial Energia SA	(162,693)	(1,153,946)	0.4
Hapvida Participacoes e Investimentos S/A	(8,266,433)	(8,390,987)	3.1
Localiza Rent a Car SA, (Expires 05/18/23, Strike Price BRL 41.15)	(366,313)	(5,207,203)	1.9
MercadoLibre, Inc.	(33)	(40,856)	0.0

		(16,881,486)

Canada
Great-West Lifeco, Inc.	(33,201)	(1,001,330)	0.3
Intact Financial Corp.	(35,138)	(5,191,092)	1.9
Power Corp. of Canada	(114,978)	(3,257,557)	1.2
Restaurant Brands International, Inc.	(25,026)	(1,915,880)	0.7

		(11,365,859)

China
China Southern Airlines Co. Ltd., Class H	(2,608,000)	(1,634,637)	0.6
Country Garden Holdings Co. Ltd.	(9,751,230)	(2,003,301)	0.7
Flat Glass Group Co. Ltd.	(197,000)	(589,675)	0.2
Fuyao Glass Industry Group Co. Ltd., Class H	(113,600)	(506,226)	0.2
Li Ning Co. Ltd.	(551,500)	(3,362,180)	1.2
PICC Property & Casualty Co. Ltd.	(1,912,000)	(2,242,629)	0.8
Shandong Gold Mining Co. Ltd., Class H	(956,250)	(1,909,812)	0.7
Xiaomi Corp., Class B	(4,636,400)	(7,375,961)	2.6
XPeng, Inc., Class A	(50,600)	(539,747)	0.2
Zhuzhou CRRC Times Electric Co. Ltd.	(328,100)	(1,307,998)	0.5

		(21,472,166)

Finland
Metso Oyj	(125,745)	(1,428,975)	0.5

France
Sartorius Stedim Biotech	(13,341)	(4,174,017)	1.5

Germany
HelloFresh SE	(38,249)	(1,090,674)	0.4
HOCHTIEF AG	(13,219)	(1,302,138)	0.5
Talanx AG	(18,319)	(1,121,853)	0.4

		(3,514,665)

Hong Kong
Sino Biopharmaceutical Ltd.	(1,876,000)	(850,836)	0.3

Italy
Telecom Italia SpA	(2,021,722)	(582,805)	0.2

Japan
Advantest Corp.	(16,200)	(2,240,619)	0.8
Fujitsu General Ltd.	(30,400)	(634,902)	0.2
Lasertec Corp.	(1,200)	(181,658)	0.1
Mercari, Inc.	(44,100)	(1,117,156)	0.4
Mitsui Fudosan Co. Ltd.	(51,100)	(1,049,846)	0.4
Olympus Corp.	(218,100)	(3,558,722)	1.3
Park24 Co. Ltd.	(44,800)	(591,027)	0.2

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

Japan (continued)
Rakuten Group, Inc.	(1,777,300)	$(6,961,262)	2.5%
RENOVA, Inc.	(79,400)	(838,648)	0.3
SBI Holdings, Inc.	(93,800)	(1,980,802)	0.7
SHIFT, Inc.	(2,400)	(567,738)	0.2
SoftBank Group Corp.	(23,900)	(1,215,611)	0.4
Square Enix Holdings Co. Ltd.	(52,600)	(2,436,393)	0.9
SUMCO Corp.	(66,900)	(974,861)	0.4
Sumitomo Corp.	(26,300)	(564,211)	0.2

		(24,913,456)

Luxembourg
Reinet Investments SCA	(34,487)	(835,479)	0.3

Macau
Sands China Ltd.	(246,800)	(950,800)	0.3

Netherlands
BE Semiconductor Industries NV	(5,751)	(686,661)	0.2
Koninklijke Philips NV	(48,117)	(999,565)	0.4

		(1,686,226)

Norway
Nordic Semiconductor ASA	(16,763)	(246,866)	0.1

Poland
Bank Pekao SA	(33,088)	(977,018)	0.3
InPost SA	(263,030)	(3,143,159)	1.1
ORLEN SA	(55,895)	(996,248)	0.4

		(5,116,425)

Singapore
Sea Ltd., ADR	(90,146)	(5,996,512)	2.2

South Korea
Delivery Hero SE	(43,631)	(1,980,399)	0.7
Kakao Corp.	(28,867)	(1,162,097)	0.4
LG Electronics, Inc.	(8,698)	(740,386)	0.3
Lotte Energy Materials Corp.	(21,236)	(913,612)	0.3
POSCO Future M Co. Ltd.	(18,059)	(7,471,215)	2.7
SK Innovation Co. Ltd.	(8,337)	(1,414,114)	0.5
SK, Inc.	(8,134)	(974,975)	0.4
SKC Co. Ltd.	(1,173)	(91,314)	0.0

		(14,748,112)

Spain
CaixaBank SA	(284,105)	(1,149,262)	0.4

Sweden
Securitas AB, B Shares	(82,576)	(702,868)	0.3

Switzerland
Bachem Holding AG	(46,475)	(4,292,948)	1.6
Cie Financiere Richemont SA	(5,181)	(834,311)	0.3
Tecan Group AG, Registered Shares	(9,384)	(3,734,187)	1.4
UBS Group AG, Registered Shares	(354,606)	(7,868,307)	2.8
Zurich Insurance Group AG	(2,530)	(1,223,251)	0.4

		(17,953,004)

Taiwan
Powerchip Semiconductor Manufacturing Corp.	(41,000)	(39,190)	0.0

Security	Shares	Value	% of Basket Value

United Kingdom
Centrica PLC	(1,014,996)	$(1,798,725)	0.7%
Ocado Group PLC	(532,102)	(6,405,746)	2.3

		(8,204,471)

United States
Air Transport Services Group, Inc.	(24,125)	(486,360)	0.2
Airbnb, Inc., Class A	(4,917)	(748,318)	0.3
Align Technology, Inc., Class A	(1,524)	(575,904)	0.2
Bank of America Corp.	(34,646)	(1,108,672)	0.4
Bank of Hawaii Corp.	(26,986)	(1,541,710)	0.6
BankUnited, Inc.	(55,128)	(1,645,020)	0.6
Banner Corp.	(20,140)	(958,865)	0.3
Block, Inc.	(8,087)	(651,246)	0.2
Boeing Co.	(2,357)	(562,969)	0.2
Boston Properties, Inc.	(113,442)	(7,558,640)	2.7
Brandywine Realty Trust	(5,149)	(26,002)	0.0
Broadridge Financial Solutions, Inc.	(21,256)	(3,569,307)	1.3
Capital One Financial Corp.	(6,726)	(787,077)	0.3
Charles River Laboratories International, Inc.	(32,687)	(6,849,234)	2.5
Charles Schwab Corp.	(38,495)	(2,544,519)	0.9
Church & Dwight Co., Inc.	(48,312)	(4,622,009)	1.7
Community Bank System, Inc.	(40,591)	(2,185,014)	0.8
CoStar Group, Inc.	(8,642)	(725,669)	0.3
Cullen/Frost Bankers, Inc.	(10,878)	(1,181,133)	0.4
Darden Restaurants, Inc.	(5,913)	(998,824)	0.4
Dollar General Corp.	(124)	(20,939)	0.0
Enphase Energy, Inc.	(2,276)	(345,565)	0.1
EPAM Systems, Inc.	(6,672)	(1,579,996)	0.6
Equifax, Inc.	(6,984)	(1,425,295)	0.5
FB Financial Corp.	(35,861)	(1,270,197)	0.5
Fiserv, Inc.	(11,236)	(1,418,096)	0.5
Frontier Communications Parent, Inc.	(31,431)	(572,358)	0.2
Generac Holdings, Inc.	(2,865)	(440,350)	0.2
General Electric Co.	(6,644)	(759,011)	0.3
Glacier Bancorp, Inc.	(32,634)	(1,067,132)	0.4
Hope Bancorp, Inc.	(67,864)	(737,003)	0.3
Huntington Bancshares, Inc./OH	(190,689)	(2,334,033)	0.8
Independent Bank Group, Inc.	(27,146)	(1,218,041)	0.4
International Business Machines Corp.	(10,871)	(1,567,381)	0.6
Iron Mountain, Inc.	(45,150)	(2,772,210)	1.0
James Hardie Industries PLC, CDI	(38,678)	(1,133,532)	0.4
KKR & Co., Inc.	(28,573)	(1,696,665)	0.6
Lamb Weston Holdings, Inc.	(21,086)	(2,185,142)	0.8
Martin Marietta Materials, Inc.	(1,476)	(658,975)	0.2
Newell Brands, Inc.	(75,578)	(843,450)	0.3
OceanFirst Financial Corp.	(34,415)	(641,151)	0.2
Old Dominion Freight Line, Inc.	(6,039)	(2,533,300)	0.9
ON Semiconductor Corp.	(6,339)	(683,027)	0.3
Oracle Corp.	(7,589)	(889,658)	0.3
Pacific Premier Bancorp, Inc.	(51,058)	(1,304,021)	0.5
PayPal Holdings, Inc.	(8,006)	(607,015)	0.2
Pool Corp.	(1,991)	(766,017)	0.3
Prosperity Bancshares, Inc.	(15,210)	(963,097)	0.4
QUALCOMM, Inc.	(7,599)	(1,004,360)	0.4
Ralph Lauren Corp., Class A	(7,051)	(926,008)	0.3
Raymond James Financial, Inc.	(31,381)	(3,454,107)	1.2
Republic Services, Inc., Class A	(12,215)	(1,845,809)	0.7
Revvity, Inc.	(23,089)	(2,838,793)	1.0
Sabre Corp.	(28,138)	(115,366)	0.0

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

United States (continued)
Simmons First National Corp., Class A	(56,230)	$(1,135,284)	0.4%
Simon Property Group, Inc.	(7,173)	(893,756)	0.3
STERIS PLC	(23,785)	(5,364,707)	1.9
Targa Resources Corp.	(20,603)	(1,689,240)	0.6
Truist Financial Corp.	(65,713)	(2,182,986)	0.8
Tyson Foods, Inc., Class A	(11,866)	(661,174)	0.2
UMB Financial Corp.	(16,399)	(1,164,329)	0.4
Valley National Bancorp	(133,079)	(1,365,391)	0.5
Washington Federal, Inc.	(35,801)	(1,111,263)	0.4
Western Alliance Bancorp	(75,728)	(3,934,070)	1.4
Xerox Holdings Corp.	(15,307)	(244,606)	0.1
Zions Bancorp NA	(12,548)	(479,961)	0.2

		(102,170,359)

Security	Shares	Value	% of Basket Value

United States (continued)

Preferred Stocks

Brazil
Alpargatas SA	(371,105)	$(755,747)	0.3%

Germany
Sartorius AG	(13,860)	(5,718,350)	2.0

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(277,116,035)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$ 185,211,676	$ 23,450,741	$ 208,662,417
Common Stocks

Argentina	1,333,380	—	—	1,333,380
Australia	—	77,342,547	294	77,342,841
Belgium	—	6,086,901	—	6,086,901
Brazil	21,094,460	—	—	21,094,460
Canada	242,248,418	—	—	242,248,418
Cayman Islands	1,118,171	—	—	1,118,171
China	30,806,791	247,052,000	—	277,858,791
Denmark	—	45,089,469	—	45,089,469
Finland	—	6,842,216	—	6,842,216

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
France	$—	$566,755,920	$—	$566,755,920
Germany	8,852,115	386,794,419	—	395,646,534
Hong Kong	—	54,909,496	—	54,909,496
India	—	9,522,351	4,349,827	13,872,178
Indonesia	—	2,829,146	—	2,829,146
Ireland	24,629,410	3,055,048	—	27,684,458
Israel	50,527,040	—	—	50,527,040
Italy	—	87,022,233	—	87,022,233
Japan	—	686,370,181	—	686,370,181
Jordan	—	862,497	—	862,497
Mexico	16,398,965	—	—	16,398,965
Netherlands	40,330,056	412,000,246	—	452,330,302
Norway	—	11,317,001	—	11,317,001
Peru	4,674,947	—	—	4,674,947
Saudi Arabia	—	3,792,651	—	3,792,651
Singapore	—	11,999,954	—	11,999,954
South Africa	2,130,080	5,719,364	—	7,849,444
South Korea	—	81,300,343	—	81,300,343
Spain	—	98,242,008	—	98,242,008
Sweden	—	38,372,027	—	38,372,027
Switzerland	51,767,318	336,032,335	—	387,799,653
Taiwan	—	82,289,493	—	82,289,493
United Arab Emirates	——		29	29
United Kingdom	27,181,457	399,943,469	3,618,715	430,743,641
United States	6,303,441,821	53,931,402	104,922,924	6,462,296,147
Corporate Bonds	—	1,533,440,472	368,344,227	1,901,784,699
Fixed Rate Loan Interests	—	—	21,230,906	21,230,906
Fixed-Income Funds	71,270,084	—	—	71,270,084
Floating Rate Loan Interests	—	337,927,690	343,986,172	681,913,862
Foreign Agency Obligations	—	1,295,792,900	—	1,295,792,900
Investment Companies	469,789,172	—	—	469,789,172
Non-Agency Mortgage-Backed Securities	—	585,528,739	43,994,646	629,523,385
Other Interests	—	—	21,173,248	21,173,248
Preferred Securities
Capital Trusts	—	5,089,506	—	5,089,506
Preferred Stocks
Brazil	5,307,573	—	21,220,368	26,527,941
Germany	—	26,122,238	27,379,500	53,501,738
United States	—	—	306,025,001	306,025,001
India	—	—	3,077,579	3,077,579
Israel	—	—	24,432,839	24,432,839
United Kingdom	—	—	9,036,577	9,036,577
China	—	—	55,521,292	55,521,292
Sweden	—	—	4,426,854	4,426,854
Finland	—	—	7,970,629	7,970,629
Trust Preferreds	25,128,563	—	—	25,128,563
U.S. Government Sponsored Agency Securities	—	860,820,421	—	860,820,421
U.S. Treasury Obligations	—	285,462,333	—	285,462,333
Warrants
Cayman Islands	74,378	—	—	74,378
Israel	3,940	—	651,661	655,601
Switzerland	5,734	—	—	5,734
United States	199,268	28,143,340	2,421,912	30,764,520
Short-Term Securities
Certificates of Deposit	—	29,512,534	—	29,512,534
Commercial Paper	—	98,445,370	—	98,445,370
Money Market Funds	657,199,121	—	—	657,199,121
Time Deposits	—	27,959,013	—	27,959,013
U.S. Treasury Obligations	—	405,358,887	—	405,358,887
Options Purchased
Credit Contracts	—	91,355	—	91,355

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Equity Contracts	$77,867,957	$790,991	$—	$78,658,948
Foreign Currency Exchange Contracts	—	2,801,002	—	2,801,002
Interest Rate Contracts	28,164	6,785,511	—	6,813,675
Liabilities
Investments
Investments Sold Short
Common Stocks
France	—	(6,908,035)	—	(6,908,035)
United States	(44,281,002)	—	—	(44,281,002)
TBA Sale Commitments	—	(352,495,301)	—	(352,495,301)
Unfunded Floating Rate Loan Interests(a)	—	—	(36,960)	(36,960)

	$8,089,127,381	$9,071,355,359	$1,397,198,981	18,557,681,721

Investments Valued at NAV(b)				311,422,583

				$18,869,104,304

Derivative Financial Instruments(c)
Assets
Commodity Contracts	$31,723	$—	$—	$31,723
Credit Contracts	—	5,554,722	—	5,554,722
Equity Contracts	14,374,410	727,979	—	15,102,389
Foreign Currency Exchange Contracts	—	63,539,092	—	63,539,092
Interest Rate Contracts	86,198,771	304,091,781	—	390,290,552
Liabilities
Credit Contracts	—	(5,557,006)	—	(5,557,006)
Equity Contracts	(55,222,080)	(27,158,341)	—	(82,380,421)
Foreign Currency Exchange Contracts	—	(68,233,426)	—	(68,233,426)
Interest Rate Contracts	(33,389,684)	(433,134,309)	—	(466,523,993)
Other Contracts	—	(418,373)	—	(418,373)

	$11,993,140	$(160,587,881)	$—	$(148,594,741)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Options Purchased

Assets/Liabilities
Opening balance, as of April 30, 2023	$23,518,416	$108,680,577	$355,755,393	$—	$323,229,958	$33,404,992	$37,127
Transfers into Level 3	—	—	—	—	24,599,166	11,651,776	—
Transfers out of Level 3	—	—	—	—	—	—	—
Other(a)	—	—	—	21,073,972	(21,073,972)	—	—
Accrued discounts/premiums	—	—	56,885	52,558	154,934	59,908	—
Net realized gain (loss)	—	—	—	—	(28,486)	—	(1,566,686)
Net change in unrealized appreciation (depreciation)(b)	(67,675)	(7,057,042)	(36,784,963)	104,376	1,200,569	(1,122,030)	1,529,559
Purchases	—	11,268,254	51,923,813	—	17,101,427	—	—
Sales	—	—	(2,606,901)	—	(1,197,424)	—

Closing balance, as of July 31, 2023	$23,450,741	$112,891,789	$368,344,227	$21,230,906	$343,986,172	$43,994,646	$—

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023(b)	$(67,675)	$(7,057,042)	$(36,671,867)	$104,376	$1,200,569	$(1,122,030)	$—

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets
Opening balance, as of April 30, 2023	$23,671,478	$441,496,302	$(180,511)	$2,251,329	$1,311,865,061
Transfers into Level 3	—	—	—	—	36,250,942
Transfers out of Level 3	—	—	—	—	—
Other(a)	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	324,285
Net realized gain (loss)	—	—	—	(491,265)	(2,086,437)
Net change in unrealized appreciation (depreciation)(b)	(2,498,230)	13,047,627	143,551	1,347,444	(30,156,814)
Purchases	—	4,546,710	—	9	84,840,213
Sales	—	—	—	(33,944)	(3,838,269)

Closing balance, as of July 31, 2023	$21,173,248	$459,090,639	$(36,960)	$3,073,573	$1,397,198,981

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023(b)	$(2,498,230)	$13,047,627	$(2,679)	$856,179	$(32,210,772)

(a)	Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $122,094,085. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets

Common Stocks	$106,613,318	Market	Revenue Multiple	1.70x - 20.00x	4.33x
			Time to Exit	1.3 - 1.5 years	1.4 years
			Volatility	51% - 58%	55%
			Gross Profit Multiple	18.75x	—
		Income	Discount Rate	10% - 16%	12%

Asset Backed Securities	23,450,741	Income	Discount Rate	9%	—

Non-Agency Mortgage-Backed Securities	10,671,179	Income	Credit Spread	517	—

Corporate Bonds	296,926,458	Income	Discount Rate	0% - 35%	13%

Floating Rate Loan Interests	332,891,085	Income	Discount Rate	0% - 15%	11%
			Credit Spread	273 - 475	387

Fixed Rate Loan Interests	21,230,906	Income	Discount Rate	13%	—

Other Interests	21,173,248	Income	Discount Rate	9%	—

Preferred Stocks	459,090,634	Income	Discount Rate	13% - 15%	13%
		Market	Revenue Multiple	0.23x - 33.21x	13.94x
			EBITDAR Multiple	8.00x	—
			Time to Exit	1.5 - 5.0 years	3.0 years
			Volatility	49% - 80%	62%
			Gross Profit Multiple	8.00x - 33.75x	24.21x
			Market Adjustment Multiple	1.20x	—

Warrants	3,057,327	Market	Revenue Multiple	3.75x - 33.21x	15.83x
			Time to Exit	0.2 - 4.3 years	3.5 years

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Allocation Fund, Inc.

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
		Volatility	45% - 65%		64%
	Income	Discount	26% - 35%		29%

$1,275,104,896

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

Portfolio Abbreviation (continued)

DAC	Designated Activity Company

ESTR	Euro Short Term Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FTSE	Financial Times Stock Exchange

GMTN	Global Medium-Term Note

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

ST	Special Tax

STACR	Structured Agency Credit Risk

TBA	To-Be-Announced